Commonwealth Shareholder Services, Inc.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235

April 26, 2005

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

      Re:  The World Insurance Trust
           SEC File Nos. 333-85528/811-21072

Ladies and Gentlemen:

     On behalf of The World Insurance Trust (the "Trust"), attached herewith for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A ("PEA No. 5"). PEA No. 5 is being filed to: (i) update financial information; (ii) incorporate by reference the audited financial information for the Trust for its most recent fiscal period ended December 31, 2004; (iii) make certain other non-material changes; and (iv) add appropriate exhibits and consents. PEA No. 5 does not contain any disclosures that would render it ineligible to become effective immediately pursuant to paragraph (b) of Rule 485 under the 1933 Act.


Very truly yours,



/s/ John Pasco, III
-------------------
John Pasco, III

       As filed with the Securities and Exchange Commission on April 26, 2005

                                          Registration No.     333-85528
                                          File No.             811-21072

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |  |
                                                                  --
      Pre-Effective Amendment No.                                |  |
                                 --------
                                                                  --
      Post-Effective Amendment No.   5                           |XX|
                                  -------
                                                                  --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |  |
                                                                  --
      Amendment No.                  6                           |XX|
                                 --------

                        (Check appropriate box or boxes)

                            THE WORLD INSURANCE TRUST
                   ------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
             -------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                  804-267-7400
              ----------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

                           Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

       --
      |__|  immediately upon filing pursuant to paragraph (b)
       --
      |XX|  on May 1, 2005 pursuant to paragraph (b)
               -----------
       --
      |  |  60 days after filing pursuant to paragraph (a)(1)
       --
      |__|  on (date) pursuant to paragraph (a)(1)
       --
      |__|  75 days after filing pursuant to paragraph (a)(2)
       --
      |__|  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

       --
      |__| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest

                                   PROSPECTUS


                              CSI Equity Portfolio


                            The World Insurance Trust



                          Prospectus dated May 1, 2005



This prospectus describes the CSI Equity Portfolio (the "Portfolio"), a series of shares offered by The World Insurance Trust (the "Trust"). To obtain a prospectus, please call (888) 826-2520. The Portfolio seeks long-term growth of capital by investing in a diversified portfolio of equity securities.











As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS

                                                         PAGE

Risk/Return Summary........................................1
Fees and Expenses..........................................2
Objective and Strategies...................................3
Risks......................................................3
Management.................................................4
Shareholder Information....................................5
Buying and Selling Shares..................................6
Distribution and Taxes.....................................7
Financial Highlights.......................................8
Additional Information.....................................9

                               RISK/RETURN SUMMARY

Investment Objective -- Long-term growth of capital.

Principal Investment Strategies -- The Portfolio seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in such securities. The Portfolio utilizes both value and growth oriented investment strategies in the security selection process.

The Portfolio's assets will be invested on a global basis to take advantage of investment opportunities both within the U.S. and outside of the U.S. The foreign securities which the Portfolio purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored depositary receipts. While the Portfolio intends to remain substantially invested in common stocks and securities convertible into common stocks, it may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. Government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

Principal Risks -- The principal risk of investing in the Portfolio is that the value of its investments are subject to market, economic and business risk that may cause the Portfolio's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Portfolio could decline and you could lose money. There is no assurance that the adviser will achieve the Portfolio's objective.

The Portfolio's investments in foreign securities may involve financial, economic or political risks not ordinarily associated with U.S. securities. The Portfolio's NAV may be affected by: changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and more volatility than U.S. securities, taxes, and adverse social or political developments.

Stock Market Risk -- The Portfolio is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Portfolio may increase or decrease. In addition, the Portfolio may invest in a smaller number of issuers than other equity funds. This emphasis in fewer issues could produce more volatile performance in comparison to other funds that invest in a larger number of holdings.

Manager Risk -- The Portfolio's investment success depends on the skill of the adviser in evaluating, selecting and monitoring the portfolio assets. If the adviser's conclusions about growth rates or securities values are incorrect, the Portfolio may not perform as anticipated.

Investment Style Risk -- The returns of the Portfolio's equity investment style may lag the returns of the overall stock market. For example, the Portfolio utilizes both value and growth oriented investment strategies in the security selection process but may rely more heavily on value or growth in different markets. Growth stocks may perform well under circumstances in which value stocks in general have fallen, and vice-versa.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



Performance Information - The bar chart and table show how the Portfolio has performed in the past and gives some indication of the risks of investing in the Portfolio. Both assume that all dividends and distributions are reinvested in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table compares the average annual total return of the Portfolio for the period ended December 31, 2004 to the Lipper Global Large Cap Core Index. This performance information does not include the impact of any charges deducted by your insurance company. If it did, performance would be lower. Please keep in mind that past performance may not indicate how well the Portfolio will perform in the future.

[bar chart goes here]

2003  25.22%
2004  10.64%

[end bar chart]

During the years shown in the bar chart, the highest return for a calendar quarter was 11.72% (quarter ending June 30, 2003) and the lowest return for a calendar quarter was (2.48%) (quarter ending September 30, 2004).

                                      Average Annual Total Returns
                                (for the period ending December 31, 2004)

                                    One Year        Since Inception*

CSI Equity Portfolio                  10.64%          14.98%
-----------------------
Lipper Global
  Large Cap Core Index (1)            10.72%          17.36%



(1) The Lipper Global Large Cap Core Index is an unmanaged index. The Lipper Global Large Cap Core Index is a composite of the total return of mutual funds with the stated objective of investing at least 25% of their portfolio in securities outside of the United States and may own U.S. securities as well. The index is not adjusted to reflect deductions for fees, expenses or taxes that the U.S. Securities and Exchange Commission (the "SEC") requires to be reflected in the Portfolio's performance.

                                FEES AND EXPENSES

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Portfolio. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the average daily net assets. The amounts set forth below do not reflect the fees and expenses of the insurance contract that are charged by your insurance company, which would increase overall expenses. For information on such fees and expenses, please review the prospectus for the shares of the separate account in which you are invested.



Annual Operating Expenses (expenses that are deducted from the Portfolio's assets)

Management Fee                                           1.00%
Distribution (12b-1) and Service Fees                      --
Other Expenses                                           0.96%
                                                         -----
Total Annual Portfolio Operating Expenses                1.96%
Fee Waivers and/or Expense Reimbursements               (0.71%)
                                                         -----
Net Expenses(1)                                          1.25%
                                                         =====

(1) In the interest of limiting expenses of the Portfolio, CSI Capital Management, Inc. and Commonwealth Shareholder Services, Inc. (collectively, the "Service Providers") have entered into a contractual expense limitation agreement with the Portfolio. Pursuant to the agreement, the Service Providers have agreed to waive or limit their fees and to assume other expenses so that the ratio of total annual operating expenses of the Portfolio is limited to 1.25% until December 31, 2005.

Example:

The following expense examples show the expenses that you could pay over time. They will help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. Each example assumes that you invest $10,000 in the Portfolio, you reinvest all dividends and distributions in additional shares of the Portfolio, and then you redeem all of your shares at the end of the periods indicated. Each example assumes that you earn a 5% annual return, with no change in Portfolio expense levels. The expense example does not include the fees or expenses of the insurance contract that are charged by your insurance company, which would increase overall expenses. Because actual return and expenses will be different, the examples are for comparison only. Based on these assumptions, your costs would be:

      1 Year         3 Years        5 Years         10 Years
      ------         -------        -------         --------

      $127           $547           $992            $2,228




                            OBJECTIVE AND STRATEGIES

The investment objective of the Portfolio is long-term growth of capital. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal circumstances, the Portfolio will have at least 80% of its net assets invested in such securities. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon 60 days' prior notice. The Portfolio will not be limited to investing in securities of companies of any size or to securities traded in any particular market. In addition, the Portfolio uses both value and growth oriented investment strategies in the security selection process.

The Portfolio's assets will be invested on a global basis to take advantage of investment opportunities both within the U.S. and outside the U.S. The foreign securities which the Portfolio purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or a U.S. corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Portfolio's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

While the Portfolio intends to remain substantially invested in common stocks and securities convertible into common stocks, it may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. Government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

Securities under consideration for purchase must meet a variety of criteria. No particular formulas are used, but rather emphasis is placed on those companies which the adviser believes are most likely to prosper under various economic conditions and which have demonstrated the ability to produce reliable earnings or dividend growth over the years. Among other things, balance sheet analysis, return on equity, price/earnings ratios and relative strength are included in the investment adviser's decision making process.

In determining which portfolio securities to sell, the adviser considers the following: 1) when, in the adviser's opinion, the price of the shares is either not likely to increase or may decline because of its views on the prospects for the individual company or industry in which the company operates or general economics conditions; or 2) when the adviser thinks that the company fundamentals can no longer justify the price at which the stock trades.

                                      RISKS

Foreign Investing Risk -- The Portfolio's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign companies often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Since the Portfolio may invest globally across U.S. and foreign markets, there is the risk that the Portfolio may underperform if the adviser decides to overweight a market that underperforms.

Depositary Receipts -- In addition to the risks of foreign investment applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Temporary Defensive Positions -- When the adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Portfolio may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government, its agencies or instrumentalities) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements (for the risks involved in repurchase agreements see the Statement of Additional Information (the "SAI")). For temporary defensive purposes, the Portfolio may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Portfolio is in a temporary defensive position, it is not pursuing its stated investment policies. The adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such defensive strategies will be utilized.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Portfolio's policies and procedures with respect to the disclosure of it's portfolio securities is available in the SAI.




                                   MANAGEMENT

The Trust -- The Trust was organized as a Delaware business trust on March 19, 2002. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the " 1940 Act") and is commonly known as a "mutual fund". The Trust has retained an adviser to manage all aspects of the investments of the Portfolio and to assist with certain administrative and shareholder services for the Portfolio.

Adviser -- CSI Capital Management, Inc. (the "Adviser") located at 445 Bush Street, 5th Floor, San Francisco, CA 94108-3725, serves as the adviser, manages the investments of the Portfolio and provides certain administrative and shareholder services to the Portfolio pursuant to an Investment Management Agreement. Under the Investment Management Agreement, the Adviser, subject to the general supervision of the Board of Trustees of the Trust, manages the Portfolio in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records. In addition, the Adviser also provides certain administrative and shareholder servicing functions to the Portfolio.

The Investment Management Agreement authorizes the Adviser to delegate and sub-contract its administrative and shareholder servicing functions to a qualified third party, including delegation to any insurance company that invests, directly or through a separate account, in the Portfolio; provided, however, that the compensation of such person or persons shall be paid by the Adviser (and not the Portfolio), and that the Adviser shall be as fully responsible to the Trust for the acts and omissions of any delegate as it is for its own acts and omissions. The administrative and shareholder services contemplated to be delegated under this section shall not include any investment advisory functions, as advisory services are not delegable other than in accordance with the 1940 Act.

Pursuant to the Investment Management Agreement, the Adviser provides investment advisory services for an annual fee of 0.65% of the average daily net assets of the Portfolio. Administrative and shareholder services are the responsibility of the Adviser and are sub-contracted to Commonwealth Shareholder Services, Inc. ("CSS") for an annual fee of 0.35% of the average daily net assets of the Portfolio.

The Adviser and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Portfolio for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2005. For the year ended December 31, 2004 the Adviser waived fees of $59,711 and the Service Providers reimbursed expenses of $5,379.

The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Portfolio. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Portfolio during any of the previous thee years, less any reimbursement previously paid by the Portfolio to the Service Providers with respect to any waivers, reductions and payments made with respect to the Portfolio.

Mr. Leland Faust, who has been the President of the Adviser since its formation in 1978, has been the portfolio manager of the Portfolio since its inception on September 1, 2002. Since 1997, the Adviser and Mr. Faust have also served as the adviser and portfolio manager to the CSI Equity Fund, a series of shares offered by another open-end management investment company registered under the 1940 Act.



The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of shares of the Portfolio.



                             SHAREHOLDER INFORMATION

The Portfolio's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Portfolio is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Portfolio's investments and other assets, subtracting any liabilities and then dividing by the total number of shares outstanding.

Shares of the Portfolio are bought, sold or exchanged at the NAV price per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Portfolio's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Portfolio. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.



The Portfolio has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Portfolio when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. When the Portfolio uses fair value pricing to determine the NAV per share of the Portfolio, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Portfolio's policy is intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Portfolio's procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.



                            BUYING AND SELLING SHARES

Investors may not purchase or redeem shares of the Portfolio directly. Investors may acquire variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies that invest the assets held in such policies in shares of the Portfolio. You should refer to your insurance company's prospectus for information on how to purchase a variable annuity contract or variable life insurance policy, how to select the Portfolio as an investment option for your contract or policy and how to redeem monies from the Trust.


Customer Identification Program -- Federal regulations require that the company through which you open an account obtain certain personal information about you when opening a new account. As a result, the company must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the company may restrict your ability to purchase additional shares until your identity is verified. The company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.




The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts and variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Trust are effected on days on which the NYSE is open for trading. Orders for the purchase of shares of Portfolio are effected at the NAV next calculated after an order is received in good order by the Portfolio. Redemptions are effected at the NAV next calculated after receipt of a redemption request in good order by the Portfolio. Payment for redemptions will be made by the Portfolio within seven days after the request is received. The Trust may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the U.S. Securities and Exchange Commission.

The Portfolio does not assess any fees, either when it sells or redeems shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees will be described in the participating insurance companies' prospectuses.

Shares of the Portfolio may be sold to and held by separate accounts that fund variable annuity and variable life insurance contracts issued by both affiliated and unaffiliated participating insurance companies. The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated participating insurance companies arising from the fact that interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflicts between the affiliated or unaffiliated participating insurance companies. Nevertheless, the Trust's Board of Trustees will monitor events to seek to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. Should a material irreconcilable conflict arise between the holders of variable annuity contracts and variable life insurance policies of affiliated or unaffiliated participating insurance companies, the participating insurance companies may be required to withdraw the assets allocable to some or all of the separate accounts from the Portfolio. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Trust assumes no responsibility for such prospectuses.


Frequent Purchases and Sales of Shares -- Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Portfolio's investment portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on the Portfolio's long term shareholders. For example, in order to handle large flows of cash into and out of the Portfolio, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Portfolio's investment objective. Frequent trading may cause the Portfolio to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Portfolio's performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the Portfolio's share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the underlying portfolio securities.

Funds (such as this Portfolio) that may invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on events occurring after the close of the foreign market that may not be reflected in the Portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in mutual funds which do not invest in foreign securities. To the extent that the Portfolio does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Portfolio, which negatively impacts long-term shareholders. Although the Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

Because of the potential harm to the Portfolio and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Portfolio may limit additional purchases of Portfolio shares by shareholders who are believed by the Adviser to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Portfolio shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Portfolio shares, but the Trust reserves the right to reject any purchase of Portfolio shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Adviser identifies as market timing, the Adviser will seek to block future purchases of Portfolio shares by that account. Where surveillance of a particular account indicates activity that the Adviser believes could be either abusive or for legitimate purposes, the Trust may permit the account holder to justify the activity. These policies and procedures will be applied uniformly to all shareholders and the Portfolio will not accommodate market timers.

These policies apply uniformly to any account. Shares of the Portfolio are only sold to separate accounts funding variable annuity contracts and variable life insurance policies. These accounts are commonly referred to as "omnibus accounts". In an omnibus account, a financial intermediary holds shares for a number of its customers in a single account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Portfolio shares without the identity of the particular shareholder(s) being known to the Portfolio. Accordingly, the ability of the Portfolio to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Portfolio will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading. The Trust seeks to apply these policies and procedures to both the omnibus accounts and to the individual participant level in such accounts. In an effort to discourage market timers in such accounts, the Trust may consider enforcement against excessive trading at the participant level and at the omnibus account level, up to and including termination of the omnibus account.

The Portfolio's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Portfolio's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Portfolio or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Portfolio is unable to detect and deter trading abuses, the Portfolio's performance, and its long term shareholders, may be harmed. In addition, because the Portfolio has not adopted any specific limitations or restrictions on the trading of Portfolio shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Portfolio shares, even when the trading is not for abusive purposes.



                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions -- The Portfolio expects to distribute substantially all of its net investment income and capital gains each year. Dividends from net investment income, if any, are declared and paid annually. Net capital gains, if any, are distributed at least once a year. All dividends and distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date.

Taxes -- The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio generally will not be subject to federal income tax on its ordinary income and net realized capital gains, provided that the Portfolio distributes them each year.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that the owners of such contracts and policies should not be subject to federal income tax on dividends and distributions from the Portfolio to the participating insurance companies' separate accounts.

Owners of variable annuity contracts and variable life insurance policies should review the prospectus for their contract or policy for further tax information.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding the tax consequences of investments in the Portfolio.

Shareholder Communication -- The Portfolio may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Portfolio send these documents to each shareholder individually by calling the Portfolio at (888) 826-2520.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total return in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Total returns do not reflect the fees and expenses of the insurance contracts that are charged by your insurance company. If they did, total returns would be lower. The financial highlights for the period presented have been audited by Tait, Weller and Baker, independent auditors, whose unqualified report thereon, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Portfolio is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Portfolio at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                      Period
                                            Years Ended December 31   Ended
                                                                      Dec. 31,
                                            2004          2003        2002*
                                            ----          ----       -------
Per Share Operating Performance
Net asset value, beginning of period        $ 12.36       $ 9.93    $10.00
                                            -------       -------   -------
Income from investment operations:
  Net investment income (loss)                 0.05          0.03   (0.00)/1/
  Net realized and unrealized
    gain (loss) on investments                 1.27          2.47   (0.07)
                                            -------       -------   -------
Total from investment operations               1.32          2.50   (0.07)
                                            -------       -------   -------
Less distributions:
  Distributions from
    net investment income                     (0.08)        (0.02)   --
  Distributions from capital gains            (0.18)        (0.05)   --
                                             -------       -------   -------
Total distributions                           (0.26)        (0.07)   --
                                             -------       -------   -------
Net asset value, end of period              $ 13.42       $ 12.36    $ 9.93
                                            =======       =======    =======

Total Return                                  10.64%        25.22%   (0.70%)

Ratios/Supplemental Data
Net assets, end of period (000's)           $11,092       $ 8,042   $2,032
Ratio to average net assets /(A)/
  Expense ratio - net /(B)/                    1.25%         1.25%   1.25%**
  Net investment income (loss)                 0.67%         0.31% (0.14%)**
Portfolio turnover rate                        8.91%        24.23%   1.29%


 * Commencement of operation was September 20, 2002. ** Annualized /1/ Less than one cent per share.

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.71% for the year ended December 31, 2004, 1.17% for the year ended December 31, 2003 and by 20.8% for the period ended December 31, 2002.

/(B)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursement of expenses.



You'll find more information about the Portfolio in the following documents:

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual report to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

For more information about the Portfolio, you may wish to refer to the Portfolio's SAI dated May 1, 2005, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to The World Insurance Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (888)826-2520 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Portfolio may also be directed to the above address or telephone number. The Trust does not have an internet website.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-21072)

CSI Equity Portfolio
                                   a series of

                            THE WORLD INSURANCE TRUST
                      8730 STONY POINT PARKWAY, SUITE 205,
                            RICHMOND, VIRGINIA 23235
                                 (888) 826-2520

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of the CSI Equity Portfolio (the "Portfolio") dated May 1, 2005, as it may be supplemented or revised from time to time. You may obtain the prospectus of the Portfolio as well as the Trust's Annual Report to Shareholders dated December 31, 2004 (the "Annual Report"), free of charge, by writing to The World Insurance Trust at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (888)826-2520.

Certain information from the Trust's Annual Report is incorporated by reference into this SAI.




The date of this SAI is May 1, 2005

                                TABLE OF CONTENTS



PAGE


General Information
Additional Information About the Portfolio's Investments
Investment Objective
Strategies and Risks
Investment Programs
Investment Restrictions
Management of the Trust
Principal Securities Holders
Investment Adviser and Management Agreement
Management-Related Services
Portfolio Transactions
Additional Information Concerning Shares
Additional Purchase and Redemption Information
Additional Information on Taxes
Investment Performance
Financial Information

                               GENERAL INFORMATION

The World Insurance Trust (the "Trust") was organized as a Delaware business trust on March 19, 2002. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and commonly known as a "mutual fund".

The Trust was established exclusively for the purpose of providing an investment vehicle for insurance company investments, including variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies ("Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts ("Separate Accounts"). Shares of the Trust may be sold to and held by Separate Accounts funding variable annuity contracts and variable life insurance policies issued by both affiliated and unaffiliated life insurance companies.

This SAI relates to the prospectus for the CSI Equity Portfolio (the "Portfolio") and should be read in conjunction with that prospectus. This SAI is incorporated by reference in its entirety to the prospectus. No investment in shares should be made without reading the prospectus. The Portfolio is a separate investment portfolio or series of the Trust.

The Portfolio is a "diversified" series as that term is defined in the 1940 Act.

           ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The following information supplements the discussion of the Portfolio's investment objective and policies. The Portfolio's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Portfolio. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Portfolio represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Portfolio are represented; or
(2) more than 50% of the outstanding voting shares of the Portfolio. The investment programs, restrictions and the operating policies of the Portfolio that are not fundamental policies can be changed by the Board of Trustees of the Trust without shareholder approval; except that, the Trust will give the shareholders of the Portfolio at least sixty (60) days' prior notice of any change with respect to its policy of investing, under normal conditions, at least 80% of its net assets in equity securities.

                              INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal conditions, the Portfolio will invest at least 80% of its net assets in such securities. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon sixty (60) days' prior notice.

All investments entail some market and other risks. For instance, there is no assurance that the adviser will achieve the investment objective of the Portfolio. You should not rely on an investment in the Portfolio as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Portfolio's prospectus. In seeking to meet its investment objective, the Portfolio may invest in any type of security whose characteristics are consistent with its investment program described below.

                               INVESTMENT PROGRAMS

Convertible Securities -- The Portfolio may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, generally the price of a convertible security varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such an opportunity for a higher yield or capital appreciation, the Portfolio has to pay more for a convertible security than the value of the underlying common stock. The Portfolio will generally hold common stock it acquires upon conversion of a convertible security for so long as the investment adviser anticipates such stock will provide the Portfolio with opportunities that are consistent with the Portfolio's investment objective and policies.

Warrants -- The Portfolio may invest in warrants. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the underlying corporation, whereas call options may be written by anyone.

Illiquid Securities -- The Portfolio may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities.

Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

U.S. Government Securities -- The Portfolio may invest in U.S. Government Securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

U.S. Government securities include: (1) securities that have no interest coupons (see "Zero Coupon Securities" below) or have been stripped of their unmatured interest coupons; (2) individual interest coupons from such securities that trade separately; and, (3) evidences of receipt of such securities. Such securities that pay no cash income are purchased at a deep discount from their value at maturity. Because interest on zero coupon and stripped securities is not distributed on a current basis but is, in effect, compounded, such securities tend to be subject to greater market risk than interest-payment securities.

Corporate Debt Securities-- The Portfolio may invest in corporate debt securities. The Portfolio may invest, at the time of purchase, in securities rated: Baa or higher by Moody's Investor Services, Inc. ("Moody's"); BBB or higher by Standard & Poor's Rating Group ("S & P"); or foreign securities not subject to standard credit ratings, which in the judgment of the adviser, will be "investment grade" issues. Securities rated as BAA by Moody's or BBB by S&P are generally considered to be investment grade although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities.

Zero Coupon Securities -- The Portfolio may invest in zero coupon securities. Certain zero coupon securities are convertible into common stock and offer the opportunity for capital appreciation as increases (or decreases) in the market value of such securities follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stock as they usually are issued with intermediate to short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the securities entitling the holder to redeem the securities and receive a defined cash payment.

Zero coupon securities also include securities issued directly as zero coupon securities by the U.S. Treasury, and U.S. Treasury bonds or notes which have their unmatured interest coupons separated by their holder, typically a custodian bank or investment brokerage firm. The holder separates ("strips") the interest coupons from the underlying principal of the U.S. Treasury security.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once the U.S. Treasury obligation is stripped, the principal and coupons may be sold separately. Typically, the coupons are sold individually or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discounted obligations that are similar to zero coupon securities that the Treasury sells directly.

Repurchase Agreements -- Under a repurchase agreement, the Portfolio acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under repurchase agreements is considered to be a loan by the Portfolio. The adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Portfolio's right to dispose of the securities held as collateral may be impaired and the Portfolio may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Miscellaneous -- The Board of Trustees may, in the future, authorize the Portfolio to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Portfolio's investment objective and that such investment would not violate the Portfolio's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions -- The Portfolio has adopted the following fundamental investment restrictions which cannot be changed without approval by vote of a "majority of the outstanding voting securities" of the Portfolio. All other investment policies and practices described in the prospectus are not fundamental, meaning that the Board of Trustees may change them without the approval of shareholders. As a matter of fundamental policy, the Portfolio may not:

(1)  Invest in companies for the purpose of exercising management or control;

(2) Invest in securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act;

(3)  Purchase or sell commodities or commodity contracts;

(4)  Invest  in  interests  in  oil,  gas,  or  other  mineral   exploration  or
     development programs;

(5) Purchase securities on margin, except for use of short-term credits as necessary for the clearance of purchase of portfolio securities;

(6) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act;

(7) Act as an underwriter of securities of other issuers, except that the Portfolio may invest up to 15% of the value of its total assets (at the time of investment) in portfolio securities which the Portfolio might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;

(8) Invest more than 25% of its total assets in securities of companies in the same industry;

(9) Purchase or sell real estate, provided that the purchase of securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

(10) Purchase any security if, as a result of such purchase less than 75% of the assets of the Portfolio would consist of cash and cash items, U.S. Government securities, securities of other investment companies, and securities of issuers in which the Portfolio has not invested more than 5% of its assets;

(11) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio; and

(12) Make loans, except that the purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements will not be treated as the making of loans for purposes of this restriction.

In applying the fundamental and policy concerning concentration:

(1) If a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Portfolio's assets will not be considered a violation of the restriction; and

(2) Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

     (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

     (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

     (iii)utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.



The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interest of the Portfolio's shareholders. The Board of Trustees reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to an more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Trust's President and to senior management at the Trust's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, an reviews any request for non-standard disclosure approved by the Trust's President and/or CSS. CSS reports quarterly to the Board regarding the implementation of such policies and procedures.

The Trust is required by the U.S. Securities and Exchange Commission (the "SEC") to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Trust's service providers which have contracted to provide services to the Trust and its Portfolios, including, for example, the custodian and the fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Portfolio's full portfolio holdings:

1. to the Trust's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Portfolio; and

4. to the Trust's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Portfolio.

The Trust currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Portfolio's portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board of Trustees of the Trust. The Board of Trustees has authorized the President of the Trust and senior management of CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board of Trustees of the Trust.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. There may be instances where the interests of the Trust's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Portfolio's investment adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board of Trustees of the Trust, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust nor its Adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.



                             MANAGEMENT OF THE TRUST

Trustees and Officers -- The Trust is governed by a Board of Trustees, which is responsible for protecting the interest of shareholders. The trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Portfolio, and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser of the Trust, and the principal underwriter, and officers of the Trust, are noted with an asterisk (*).

=============================================================================
Name, Address   Position(s)  Number  Principal               Other
and             Held With    of      Occupation(s) During    Directorships
Age(1)          Trust and    Funds   The Past 5  Years       by Trustees
                Tenure       in the                          and Number of
                             Trust                           Funds in the
                             Overseen                        Complex
                             -------                         Overseen
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Interested Trustees:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
* John Pasco,   Chairman,    1       Mr. Pasco is Treasurer  Vontobel
III (2)         Trustee,             and Director of         Funds, Inc.--
 (58)           President            Commonwealth
                and                  Shareholder Services,
                Treasurer            Inc., the Trust's       The World
                since                Administrator, since    Funds, Inc.--
                March,               1985; President and     8 Funds
                2002                 Director of First
                                     Dominion Capital
                                     Corp., the Trust's
                                     Underwriter since
                                     1987;
                                     President and Director
                                     of Fund
                                     Services Inc., the
                                     Trust's Transfer  and
                                     Disbursing  Agent,
                                     since 1987; and
                                     President and Director
                                     of Commonwealth Fund
                                     Accounting, Inc., since
                                     1994, which provides
                                     bookkeeping services
                                     to the Portfolio.
                                     Mr. Pasco is also
                                     a certified public
                                     accountant.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Non-Interested Trustees:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Samuel Boyd,    Trustee      1       Mr. Boyd has served as  Vontobel
Jr.             since                the Manager of the      Funds, Inc.--
                April,               Customer Services
(63)            2002                 Operations and
                                     Accounting Division of  The World
                                     the Potomac  Electric   Funds, Inc.--
                                     Power  Company since    8 Funds
                                     1978.  Mr. Boyd   is
                                     also  a certified       Janus Capital
                                     public accountant.      Management Trust--
                                                             2 Funds; and

                                                             Satuit Capital
                                                             Management Trust--
                                                             1 Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
William E.      Trustee      1       Mr. Poist has served    Vontobel
Poist           since                as a financial and tax  Funds, Inc.--
                April,               consultant through his
(64)            2002                 firm Management
                                     Consulting for          The World
                                     Professionals since     Funds, Inc.--
                                     1968. Mr. Poist is      8 Funds
                                     also a certified
                                     public accountant.      Satuit Capital
                                                             Management Trust--
                                                             1 Fund

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Paul M.         Trustee      1       Mr. Dickinson has       Vontobel
Dickinson       since                served as President of  Funds, Inc.--
                April,               Alfred J. Dickinson,
(56)            2002                 Inc., Realtors since
                                     April 1971.             The World
                                                             Funds,  Inc.--
                                                             8 Funds

                                                             Satuit Capital
                                                             Management Trust--
                                                             1 Fund

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Joseph F.       Trustee      1       Mr. Mastoloni has       Vontobel
Mastoloni(3)    since                served as Compliance    Funds, Inc.--
(40)            April,               Officer of Vontobel
                2002                 USA Inc., a registered
                                     investment adviser,
                                     since May, 1994 and was
                                     appointed as Vice
                                     President in July 1999.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Officers:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
* F. Byron                    N/A    Mr. Parker has served   N/A
Parker, Jr.     Secretary            as Secretary of
                since                Commonwealth
(60)            April,               Shareholder Services,
                2002                 Inc., the Company's
                                     Administrator,  since
                                     1986; as Secretary of
                                     The World Funds, Inc.,
                                     a registered
                                     investment company,
                                     since May 1997; and
                                     Secretary of Vontobel
                                     Funds, Inc., a
                                     registered investment
                                     company, since
                                     October, 1983.  He is
                                     also a Partner in the
                                     law firm Parker and
                                     McMakin Law Group.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
* Leland H.     President    N/A     Mr. Faust is President   N/A
Faust(4)        of the CSI           of CSI Capital
445 Bush St.,   Equity               Management, Inc. since
5th Floor       Portfolio            1978.  Mr. Faust is
San Francisco,  since                also a Partner in the
CA 94108        April,               law firm Taylor &
(57)            2002                 Faust since September, 1975.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Peter L. Smith       Chief      N/A     Mr. Smith is         N/A
4834 Langdrum Lane   Compliance         Director of
Chevy Chase,         Officer            Compliance for
Maryland 20815                          AmeriMutual Funds
(72)                                    Distributor, and
                                        Newfield Advisors, LLC,
                                        a registered
                                        broker dealer and
                                        a registered
                                        investment adviser,
                                        respectively, from
                                        2003 to present;
                                        Senior Compliance
                                        Officer of Mutual
                                        Fund Services, FBR
                                        National Bank and
                                        Trust, from 2002 to
                                        2003; and Senior
                                        Vice President of
                                        Operations,
                                        Administration and
                                        Compliance for the
                                        Monument Funds, a
                                        registered investment
                                        company and
                                        Principal of Monument
                                        Distributors,
                                        Inc., a registered
                                        broker-dealer from
                                        1998 to 2001.
------------------------------------------------------------------------

=============================================================================

(1) Unless otherwise indicated, each trustee or officer may be contacted by writing the trustee or officer, c/o The World Insurance Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

(2) Mr. Pasco is considered to be an "interested person" of the Trust, as that term is defined in the "1940 Act". Mr. Pasco is an interested person because: (1) he is an officer of the Trust; (2) he owns First Dominion Capital Corp., the principal underwriter of the Trust; and (3) he owns or controls several of the Trust's various service providers.

(3) Mr. Mastoloni is not an "interested person" of the Trust, as that term is defined in the 1940 Act. However, Mr. Mastoloni is an "interested person", as that term is defined in the 1940 Act, of another registered investment company that has the same principal underwriter as the Trust, because he is an employee of the investment adviser to such other registered investment company.

(4)  Affiliated with the adviser to a portfolio of the Trust.

Each Trustee will hold office until the Trust's next meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. For fiscal year ended December 31, 2004, the Audit Committee met twice.

The Trust has a standing Nominating Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The Nominating Committee is responsible for the selection and nomination of candidates to serve as trustees of the Trust. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. For fiscal year ended December 31, 2004, the Nominating Committee did not meet.

As of December 31, 2004 the trustees beneficially owned the following dollar range of equity securities in the Trust:
--------------------------------------------------------------------------
                                              Aggregate Dollar
                                              Range of Equity
                                              Securities in
                                              All Registered
                          Dollar Range of     Investment Companies
                          Equity Securities   Overseen by Trustee in
Name of Trustee           in the Trust        Family of Investment Companies
--------------------------------------------------------------------------
--------------------------------------------------------------------------
John Pasco, III           None                None
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Samuel Boyd, Jr.          None                None
--------------------------------------------------------------------------
--------------------------------------------------------------------------
William E. Poist          None                None
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Paul M. Dickinson         None                None
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Joseph F. Mastoloni       None                None
--------------------------------------------------------------------------


APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT -- The Board of the Trust most recently re-approved the terms and conditions of the Investment Management Agreement between the Adviser, CSI Capital Management, Inc., and the Trust, on behalf of the Portfolio, at a meeting on December 8, 2004. In evaluating the Investment Management Agreement, the Board received and considered a variety of information relating to the Portfolio and the Adviser. The disinterested trustees reviewed a written report prepared by the Adviser regarding various services provided by the Adviser and separate reports prepared by independent third parties, which provided a statistical analysis comparing the Portfolio's investment performance, expenses, and fees to comparable mutual funds. The disinterested trustees were advised by independent legal counsel with respect to their consideration of the re-approval of this agreement.

In re-approving the Investment Management Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other things, biographical information on the Adviser's supervisory and professional staff and descriptions of its organizational and management structure. The trustees also took into account similar information provided periodically throughout the previous year by the Adviser. In the course of their deliberations regarding the Investment Management Agreement, the trustees considered the following factors, among other things: the nature and quality of the services provided by the Adviser; the Adviser's administrative capabilities including its ability to supervise the other service providers for the Portfolio; the Adviser's personnel and operations; the Adviser's financial condition; the level and method of computing the Portfolio's management fee; comparative performance, fee and expense information for the Portfolio; the profitability to the Adviser; the allocation of the Portfolio's brokerage, including the Adviser's process for monitoring "best execution" and use of "soft" dollars to pay for research and other services; the direct and indirect benefits, if any, derived by the Adviser from the relationship with the Portfolio; the effect of the Portfolio's growth and size on the Portfolio's performance and expenses; the Adviser's compliance programs and policies, including those related to personal investing, and disclosure of portfolio holdings; the Adviser's policies and procedures regarding the prevention of market timing and late trading; and any possible conflicts of interest. The trustees also took into account the Adviser's and CSS's current undertakings to maintain expense limitations for the Portfolio.

In re-approving the Advisory Agreement, the Board, including the disinterested trustees, did not identify any single factor as controlling.

Conclusions

The trustees reached the following conclusions regarding the Investment Management Agreement, among others: (a) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (b) the Adviser maintains appropriate compliance programs; (c) performance of the Portfolio is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (d) the Portfolio's management expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser. Based on their conclusions, the trustees determined that re-approval of the Investment Management Agreement would be in the interests of the Portfolio and its shareholders.



The Trust does not compensate the trustees and officers who are officers or employees of the investment adviser, the principal underwriter or any service provider to the Trust. The trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, receive an annual retainer of $1,000 and a fee of $200 for each meeting of the trustees which they attend in person or by telephone. Mr. Parker, Secretary of the Trust, may receive legal fees from the Trust for certain legal services provided to the Trust. Trustees and officers are reimbursed for travel and other out-of-pocket expenses. The Trust does not offer any retirement benefits for trustees.

For the fiscal year ended December 31, 2004, the trustees received the following compensation from the Trust:

--------------------------------------------------------------------------------
Name and Position     Aggregate         Pension or       Total
                      Compensation      Retirement       Compensation
                      From the          Benefits         from the
                      Portfolio for     Accrued as Part  Trust (2)
                      Fiscal Year       of Portfolio
                      Ending            Expenses
                      December 31,
                      2004(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Pasco, III,      $-0-              N/A             $-0-
Chairman
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Samuel Boyd, Jr.,     $3,400            N/A             $3,400
Trustee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William E. Poist,     $3,400            N/A             $3,400
Trustee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul M. Dickinson,    $3,400            N/A             $3,400
Trustee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph F. Mastoloni,  $3,400            N/A             $3,400
Trustee
--------------------------------------------------------------------------------

      (1) This amount represents the aggregate amount of compensation to the trustees by the Portfolio for service on the Board of Trustees for the Portfolio's fiscal year ending December 31, 2004.

     (2) As of the date of this SAI, the Portfolio is the only Portfolio offered by the Trust.

Sales Loads -- The Portfolio does not charge any front-end or deferred sales charges on the sale of shares.

Policies Concerning Personal Investment Activities -- The Portfolio, investment adviser and principal underwriter have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular Code of Ethics, to invest in securities, including securities that may be purchased or held by the Portfolio, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the U.S. Securities and Exchange Commission's (the "SEC") Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies -- The Trust is required to disclose information concerning the Portfolio's proxy voting policies and procedures to shareholders. The Board of Trustees have delegated to the Adviser responsibility for decisions regarding proxy voting for securities held by the Portfolio. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval. Beginning with the twelve month period ending June 30, 2004, information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year will be available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

Shares are only sold to participating insurance companies. Accordingly, the officers and trustees did not own any shares of the Portfolio. The Portfolio's shares will be held by various Participating Insurance Companies in Separate Accounts funding variable annuity contracts and variable life insurance policies. As of March 31, 2005, the following persons owned of record shares of the Portfolio in the following amounts:

Name and Address                    Number of Shares          Percentage of
                                                                Portfolio

John Hancock Variable Life A/C U          762,314.620             85.94%
John Hancock Fund Operations
529 Main Street - 5th Floor
Charlestown, MA 02129

John Hancock Variable Life A/C UV          115,132.277            12.98%
John Hancock Fund Operations
529 Main Street - 5th Floor
Charlestown, MA 02129

                  INVESTMENT ADVISER AND MANAGEMENT AGREEMENT

CSI Capital Management, Inc., 445 Bush Street, 5th Floor, San Francisco, California 94108-3725, is the Portfolio's adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately-owned firm. Leland Faust is the majority owner of the Adviser. Mr. Faust, who has been President of the Adviser since 1978, is the portfolio manager for the Portfolio.

The Adviser provides investment advisory services, and assists in furnishing certain administrative and shareholder services, pursuant to an Investment Management Agreement. Unless sooner terminated, the Investment Management Agreement will be for an initial term of two years, and will then continue in effect from year to year as long as such continuance is approved at least annually: (1) by the Trust's Board of Trustees; or (2) by a majority vote of the outstanding voting securities of the Portfolio and a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act. The Investment Management Agreement will automatically terminate in the event of its "assignment", as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon sixty (60) days' written notice to the other party by: (i) the majority vote of all the trustees or by vote of a majority of the outstanding voting securities of the Portfolio; or (ii) the Adviser.

Under the Investment Management Agreement, the Adviser, as adviser to the Portfolio's assets and subject to the supervision of the trustees, provides a continuous investment program for the Portfolio, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Portfolio's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Portfolio and furnishes to the trustees such periodic or other reports as the trustees may request.

Under the Investment Management Agreement, the Adviser also assists the Trust and its other service providers by furnishing certain administrative and shareholder service functions to the Portfolio either directly, or through certain third parties. The administrative and shareholder services provided are intended to supplement the services provided by the Trust's administrator, transfer agent and Portfolio accounting agent. The Adviser is permitted to delegate or sub-contract the administrative and shareholder services to qualified third parties (which may be Participating Insurance Companies), provided that any such third party will be compensated by the Adviser and not the Portfolio, and further provided that the Adviser shall be as fully responsible to the Trust for the acts and omissions of any such third parties as it is for its own acts and omissions. The services contemplated to be delegated by this section may not include any investment advisory functions, as such services are not delegable other than in accordance with the 1940 Act. As of the date of this SAI, the Adviser has contracted with two Participating Insurance Companies to provide such administrative and shareholder services.

The administrative and shareholder service functions may include one or more of the following:

          (a) providing, or making arrangement to provide, variable annuity and variable life insurance contract owners who invest in the Portfolio (the "Owners") with a service that directly or indirectly invests the assets of their accounts in the Portfolio's shares pursuant to specific or preauthorized instructions;

          (b) processing, or making arrangements to process, dividend payments from the Portfolio on behalf of the Owners;

          (c)  providing,   or  making  arrangements  to  provide,   information
               periodically to Owners showing the value of their contracts invested in shares of the Portfolio;

          (d) arranging for bank wire transfers of funds in connection with the purchase or redemption of shares of the Portfolio;

          (e)  responding,  or arranging  for  responses,  to Owners'  inquiries
               relating  to  the   administrative   and  shareholder   servicing
               assistance herein described;

          (f) providing, or arranging for the provision of, sub-accounting with respect to the beneficial ownership of Portfolio shares by the Owners;

          (g) forwarding information, or arranging for the forwarding of information, from the Trust with respect to the Por5tfolio to Owners where required by law (e.g., proxies, shareholder reports, annual and semi-annual financial statements); and

          (h) providing, or arranging for the provision of, such other similar services as may be reasonably requested to the extent that the Adviser is permitted to do so under applicable statutes, rules or regulations.

For the investment advisory services to be rendered by the Adviser under the Investment Management Agreement, the Adviser shall receive a fee accrued daily and payable monthly at the annual rate of 0.65% of the average daily net assets of the Portfolio. For the administrative and shareholder services to be rendered by the Adviser (or its delegate) under the Investment Management Agreement, the Adviser shall receive a fee accrued daily and payable monthly at the annual rate of 0.35% of the average daily net assets of the Portfolio.

The Adviser and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Portfolio for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2005. For the period October 1, 2002 (commencement of operations) through December 31, 2002, the Adviser waived fees of $4,958 and the Service Providers reimbursed expenses of $24,501. For the fiscal year ended December 31, 2003, the Adviser waived fees of $42,066 and the Service Providers reimbursed expenses of $14,044. For the fiscal year ended December 31, 2004, the Adviser waived fees of $59,711 and the Service Providers reimbursed expenses of $5,379.

Pursuant to the terms of the Investment Management Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Portfolio. The services furnished by the Adviser under the Investment Management Agreement are not exclusive, and the Adviser is free to perform similar services for others.

                           MANAGEMENT-RELATED SERVICES

Administration -- Pursuant to an Administrative Services Agreement with the Trust (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Trust and supervises all aspects of the operation of the Portfolio except those performed by the Adviser. John Pasco, III, Chairman of the Board of the Trust, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Portfolio, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based fee, computed daily and paid monthly, at the annual rates of 0.10% on the first $50 million of average daily net assets, 0.075% on the next $50 million of average daily net assets and 0.05% on average daily net assets above $100 million. CSS also receives an hourly rate, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters. For the period from October 1, 2002 (commencement of operations) through December 31,2002, CSS received $3,451 for its services. For fiscal years ended December 31, 2004 and 2003, CSS received fees of $12,000 and $12,000, respectively.

Custodian -- UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as the custodian of the Portfolio's assets. The Custodian has entered into a foreign sub-custody arrangement with Citibank, N.A., as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of the Portfolio's assets outside of the United States of America. The Delegate shall place and maintain the Portfolio's assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Portfolio's assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Accounting Services -- Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, is responsible for accounting relating to the Portfolio and its investment transactions; maintaining certain books and records of the Portfolio; determining daily the net asset value per share of the Portfolio; and preparing security position, transaction and cash position reports. CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

John Pasco, III, Chairman of the Board of the Trust, is the sole owner of CFA and is its President and Chief Financial Officer. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Portfolio against a minimum fee, plus out-of-pocket expenses.

Transfer Agent -- Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Trust's transfer and dividend disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235. John Pasco, III, Chairman of the Board of the Trust, is the sole owner of FSI; therefore, FSI may be deemed to be an affiliate of the Trust and CSS.

FSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor -- First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Trust, owns 100% of FDCC, and is its President, Treasurer and a Director. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Portfolio's shares is continuous. There are no sales charges in connection with the purchase or sale of shares of the Portfolio.

Independent Accountants -- The Trust's independent auditors, Tait, Weller & Baker, audit the Trust's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Trust's tax returns. Tait, Weller & Baker is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.


Portfolio Manager -- Leland Faust is the Portfolio Manager of the Portfolio. Mr. Faust is the Chairman and majority owner of CSI Capital Management, Inc., the Portfolio's investment adviser. Mr. Faust has been with the Adviser since its formation in 1978. He has managed the Portfolio since its inception on September 1, 2002.

Mr. Faust currently serves as the Portfolio Manager for one other registered investment company, the CSI Equity Fund, a series of shares offered by another open-end management investment company registered under the 1940 Act. As of December 31, 2004, the CSI Equity Fund had total net assets of $124,285,358. The fees received for managing this other mutual fund are not based upon the performance of the fund.

As of December 31, 2004, Mr. Faust also served as the manager of sixty (60) other private accounts with total assets under management of approximately $400 million. The fees received for managing these other accounts are not based upon the performance of the account.

Mr. Faust does not currently serve as a portfolio manager for any pooled investment vehicles.

The Adviser does not believe that any material conflicts exist between Mr. Faust's portfolio management of the Portfolio and his management of the CSI Equity Fund, and the private accounts. The CSI Equity Fund and the Portfolio have substantially the same investment objectives, strategies and policies. In addition, the investment portfolios of the CSI Equity Fund and the Portfolio are substantially the same. The Adviser believes that the allocation of investment opportunities is not an issue between these two entities because investment opportunities are allocated based upon which entity has the assets to purchase such securities. In addition, the securities purchased for these two entities have significant market capitalization and the purchases have been small when compared with the trading volume of these securities. The investor base for each entity is different because the Portfolio is only available for purchase by Participating Insurance Companies. Also, the investment advisory fee for each entity is the same and neither charges a performance based fee, so there is no incentive to favor one entity over the other.

Mr. Faust is the majority owner of the Adviser. For his services, Mr. Faust receives a fixed annual salary plus a bonus which has been fixed for a number of years. In addition, as the majority owner of the Adviser, Mr. Faust is entitled to receive distributions from the Adviser's net profits. Mr. Faust does not receive compensation that is based upon the Portfolio's, the CSI Equity Fund's, or any private account's pre- or after-tax performance or the value of assets held by such entities. Mr. Faust does not receive any special or additional compensation from the Adviser for his services as Portfolio Manager.

As of December 31, 2004, Mr. Faust beneficially owned the following dollar range of equity securities in the Portfolio and in the Trust:

                                                            (3)
         (1)                                           Aggregate Dollar
Name of Portfolio          (2)                         Range of Equity
                 -
Manager                Dollar Range                    Securities in All
                       of Equity Securities in the     Portfolios of the
                       Portfolio                       Trust1

Leland Faust           None                            None



                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of the Portfolio's securities, to seek to obtain the best price and execution for its securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision s made by the Adviser, the Adviser arranges for execution of the transaction in manner deemed to provide the best price and execution for the Portfolio.

Exchange-listed securities are generally traded on their principal exchange unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities except for fixed price offerings and except where the Portfolio may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Portfolio's brokerage to persons or firms providing the Adviser with investment recommendations, statistical research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical research or similar services" means: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (2) furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

The Adviser may cause the Portfolio to pay a commission higher than that charged by another broker in consideration of such research services. Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Portfolio may be used by the Adviser for the benefit of the Portfolio and other clients, and the Portfolio may benefit from such transactions effected for the benefit of other clients.

Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

The Trustees of the Trust have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Trust that the Portfolio will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The Trustees review all transactions which have been placed pursuant to those policies and procedures at its meetings.

When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Portfolio. The Board of Trustees of the Trust believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

For fiscal years ended December 31, 2004, 2003 and 2002, the Portfolio paid $2,638, $8,963 and $990, respectively, in brokerage commissions.

Portfolio Turnover -- Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during he year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Portfolio. The Adviser makes purchases and sales for the Portfolio's portfolio whenever necessary, in the Adviser's opinion, to meet such Portfolio's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Portfolio will be less than 50%.

                   ADDITIONAL INFORMATION CONCERNING SHARES

The Trust was organized as a Delaware business trust on March 19, 2002. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of one series of shares designated as the CSI Equity Portfolio. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. Currently, there is only one class of shares authorized for the Portfolio. The Trust's shares of beneficial interest have no par value.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Portfolio, shareholders of a Portfolio are entitled to receive the assets available for distribution belonging to the particular Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets of the Trust not belonging to any particular Portfolio which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust's outstanding shares may elect all of the Trustees, irrespective of the votes of other shareholders. The rights accompanying Portfolio shares are legally vested in the Separate Accounts. However, Participating Insurance Companies will vote Portfolio shares held in their Separate Accounts in a manner consistent with timely voting instructions received from the holders of variable annuity contracts and variable life insurance policies. Each Participating Insurance Company will vote Portfolio shares held in its Separate Accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which voting instructions are received. Additional information concerning voting rights of the participants in the Separate Accounts are more fully set forth in the prospectuses relating to those Accounts issued by the Participating Insurance Companies.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by the matter. A particular Portfolio is deemed to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are substantially identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of such Portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board of Trustees without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Portfolio are sold on a continuous basis by the Trust's distributor, FDCC. FDCC is a registered broker/dealer with principal offices located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. FDCC has agreed to use appropriate efforts to solicit all purchase orders.

The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

                         ADDITIONAL INFORMATION ON TAXES

In order to qualify as a regulated investment company under the Internal Revenue Code (the "Code"), the Portfolio must comply with certain distribution, diversification, source of income and other applicable requirements. If for any taxable year the Portfolio does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the Portfolio's distributions to segregated asset accounts holding shares of the Portfolio may be taxable as ordinary income to the extent of the Portfolio's current and accumulated earnings and profits. A failure of the Portfolio to qualify as a regulated investment company could also result in the loss of the tax-favored status of variable annuity contracts and variable life insurance policies based on a segregated asset account which invests in the Portfolio.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a regulated investment company satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Portfolio intends to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of the Portfolio will be adequately diversified. However, a failure of the Portfolio to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year (including the annual cost of life insurance, if any, provided under such policy).

Provided that the Portfolio and a segregated asset account investing in the Portfolio satisfy the above requirements, any distributions from the Portfolio to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in the Portfolio should refer to the prospectus with respect to such contract or policy for further tax information.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this SAI and is subject to change by legislative or administrative action. Each prospective investor should consult his or her own tax adviser as to the tax consequences of investments in the Portfolio.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Portfolio to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Portfolio, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yields and total returns quoted for the Portfolio include the effect of deducting the Portfolio's expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Portfolio can be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Portfolio's yield and total return would have the effect of decreasing performance. Performance information for the Portfolio must always be accompanied by, and be reviewed with, performance information for the insurance product which invests in the Portfolio. In addition, the performance quoted will include the impact of any expense limitation agreement then in effect. Accordingly, the total return or yield may be higher than if no such expense limitation were in place.

Yield Information -- From time to time, the Portfolio may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                             6
           Yield  = 2[(a-b+ 1) -1]
                       ---
                       cd

     Where:

      a =  dividends and interest earned during the period.
      b =  expenses accrued for the period (net of reimbursements).
      c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
      d = the maximum offering price per share on the last day of the period.

The Portfolio's yield, as used in advertising, is computed by dividing the Portfolio's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by a Portfolio's net asset value ("NAV") at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Portfolio may differ from the rate of distributions the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

Total Return Performance -- Total return quotations used by the Portfolio are based upon standardized methods of computing performance mandated by the SEC. The average annual total return of the Portfolio is calculated according to the following formula:

                 n
           P(1+ T) = ERV

Where:

P       = a hypothetical initial payment $1,000
T       = average annual total return
n       = number of years (l, 5 or 10)
ERV     = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Portfolio are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the average annual total return for the periods or years indicated would be:


---------------------------------------------------------
            Periods ended December 31, 2004
---------------------------------------------------------
---------------------------------------------------------
   One Year     Five Years     Ten Years       Since
                                           Inception(1)
---------------------------------------------------------
---------------------------------------------------------
    10.64%          N/A           N/A         14.98%
---------------------------------------------------------

(1) Commencement of operations was September 20, 2002.

The Portfolio may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Portfolio's performance with other measures of investment return. The Portfolio may quote an aggregate total return figure in comparing the Portfolio's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Portfolio calculates its aggregate total return for the specified periods of time by assuming the investment of $1,000 in shares of the Portfolio and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Portfolio may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to, SEI, Lipper Mutual Performance Analysis, Intersec Research Survey of Non-U.S. Equity Portfolio Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA today and other national or regional publications.


                              FINANCIAL INFORMATION

Financial Highlights, Statements and Reports of Independent Accountants. You can receive free copies of reports, request other information and discuss your questions about the Portfolio by contacting the Portfolio directly at:

                              WORLD INSURANCE TRUST
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                            Telephone: (888) 826-2520
                      e-mail: mail@shareholderservices.com


The Annual Report for the fiscal year end December 31, 2004 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Portfolio included in the Annual Report have been audited by the Portfolio's independent auditors, Tait, Weller and Baker, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                     Appendix  A

                             CSI CAPITAL MANAGEMENT

                        Proxy and Corporate Action Voting
                             Policies and Procedures

I. POLICY.

CSI Capital Management (the "Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Adviser's clients have delegated to the Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its investment advisory agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

When voting proxies or acting with respect to corporate actions on behalf of clients, the Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II. PURPOSE.

The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES.

The Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

The Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A. Conflicts of Interest.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below:

     1. Vote in Accordance with the Guidelines. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

     2. Obtain Consent of Clients. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

     3. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct the Adviser to forward all proxy matters in which the Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Adviser will abstain from voting the securities held by that client's account.

      The Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this
      Section III, A.

B. Limitations.

In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

     1. Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser for such account, it will promptly be forwarded to the client or specified third party.

     2. Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client(or a specified third party) for action.

     3. Limited Value. If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

     4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for the purposes of voting.

     5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.

IV. RECORD KEEPING.

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Adviser to any written or oral client request for proxy voting information; (vi) any documents prepared by the Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and (vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. The Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Adviser.

The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

o     the name of the issuer of the portfolio security;
o     the exchange ticker symbol of the portfolio security(1);
o     the CUSIP number of the portfolio security(1);
o     the shareholder meeting date;
o     a brief description of the matter voted on;
o     whether the matter was put forward by the issuer or a shareholder;
o     whether the mutual fund voted;
o     how the mutual fund cast its vote; and
o     whether the mutual fund cast its vote for or against management.

V. GUIDELINES.

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A. Oppose.

The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

     1. Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following: a. Proposals to stagger board members' terms; b. Proposals to limit the ability of shareholders to call special meetings; c. Proposals to require super majority votes; d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares; e. Proposals regarding "fair price" provisions; f. Proposals regarding "poison pill" provisions; and g. Permitting "green mail".

2. Providing cumulative voting rights.

B. Approve.

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2.    Date and place of annual meeting.

3.    Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5. Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.    Limiting directors' liability.

7. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. The Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9. Employee Stock Purchase Plans.

10. Establish 40 1(k) Plans.

C. Case-By-Case.

The Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1.    Pay directors solely in stock;

2.    Eliminate director's mandatory retirement policy;

3.    Rotate annual meeting location or date;

4.    Changes in the state of incorporation;

5.    Social and corporate responsibility issues;

6.    Option and stock grants to management and directors; and

7. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

D.    Investment Company Issues.

From time to time the Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1.    Elect directors or trustees;

2.    Ratify or approve independent accountants;

3.    Approve a new investment adviser or sub-adviser;

4.    Approve a change to an investment advisory fee;

5.    Approve a Distribution (i.e., Rule 12b-1) Plan;

6. Approve a change in a fundamental investment objective, policy or limitation;

7.    Approve a change in the state of incorporation; and

8.    Approve a plan of reorganization or merger.

The Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment adviser or sub-adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.
-------------------------------------------------------------------------------

The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.


--------
                                                       1 As of the date of this
                                                       Statement of Additional
                                                       Information, the Trust
                                                       only had one series of
                                                       shares, the Portfolio.

PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Declaration of Trust.


      (1) Certificate of Trust of The World Insurance World Trust (the "Registrant") dated March 18, 2002, as filed with the Secretary of State of Delaware on March 19, 2002 are incorporated herein by reference to Exhibit 23(a)(1) of the Registrant's Registration Statement (File Nos. 333-85528 and 811-21072) as filed with the U.S. Securities and Exchange Commission (the "Commission") on April 4, 2002 (the "Registration Statement").


      (2) Agreement and Declaration of Trust dated March 18, 2002 are incorporated herein by reference to Exhibit 23(a)(2) of the Registration Statement.

(b) By-Laws.

      (1) The By-Laws of the Registrant are incorporated herein by reference to
           Exhibit 23(b)(1) of the Registration Statement.

(c) Instruments Defining Rights of Security Holders.

      See Articles II, VI and VII of the Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit 23(a)(2) of the Registration Statement.

(d) Investment Advisory Contracts.

      (1) Investment Management Agreement between CSI Capital Management, Inc. and the Registrant, on behalf of the CSI Equity Portfolio.

(e) Underwriting Contracts.

      (1) Distribution Agreement between First Dominion Capital Corp. ("FDCC") and the Registrant, on behalf of the CSI Equity Portfolio is incorporated herein by reference to Exhibit 23(e)(1) to the Registration Statement.

(f) Bonus or Profit Sharing Contracts.

      Not Applicable.

(g) Custodian Agreement.

      (1) Custodian Agreement between Brown Brothers Harriman & Co. and the Registrant, on behalf of the CSI Equity Portfolio is incorporated herein by reference to Exhibit 23(g)(1) of the Registration Statement.

      (2) Custodian Agreement between UMB Bank, N.A. and the Registrant.

(h) Other Material Contracts.

      (1) Administrative Services.

           Administrative Services Agreement between Commonwealth
           Shareholder Services, Inc. ("CSS") and the Registrant, on behalf of the CSI Equity Portfolio.

      (2) Transfer Agency.

           Transfer Agency Agreement between Fund Services, Inc.("FSI") and the Registrant, on behalf of the CSI Equity Portfolio.

      (3) Fund Accounting.

           Accounting Services Agreement between Commonwealth Fund Accounting, Inc. ("CFA") and the Registrant, on behalf of the CSI Equity Portfolio.

      (4) Participation Agreement.

           Participation Agreement by and among the Registrant, FDCC, CSI Capital Management, Inc. and John Hancock Life Insurance Company.

      (5) Participation Agreement by and among the Registrant, FDCC, CSI Capital Management, Inc. and John Hancock Variable Life Insurance Company.

      (6)  Expense Limitation Agreement.

(i) Legal Opinion.

The opinion and consent of Greenberg Traurig, LLP regarding the legality of the securities being registered is incorporated herein by reference to Exhibit No. 23(i)(1) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on August 28, 2002.

(j) Other Opinions.

(1) Consent of Greenberg Traurig, LLP.
(2) Consent of Tait, Weller and Baker.

(k) Omitted Financial Statements.

      Not Applicable.

(l) Initial Capital Agreements.

      Not Applicable.

(m) Rule 12b-1 Plan.

      Not Applicable.

(n) Rule 18f-3 Plan.

      Not Applicable.

(o) Reserved.

(p) Codes of Ethics.

      (1) The Code of Ethics of the Registrant, CSI Capital Management, Inc. (the investment adviser to the CSI Equity Portfolio) and FDCC (the distributor to the CSI Equity Portfolio)is incorporated herein by reference to Exhibit 23(p)(1) of the Registration Statement.

 (q) Powers-of-Attorney.

      (1) Powers-of-Attorney for Messrs. Samuel Boyd, Jr., Paul M. Dickinson, Joseph F. Mastoloni and William E. Poist are incorporated herein by reference to Exhibit 23(q) of the Registration Statement.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      The Registrant is not controlled by or under common control with any person. The Registrant may be deemed to be controlled by its Board of Trustees.

ITEM 25.  INDEMNIFICATION.

(a) Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit 23(a)(1) of the Registration Statement.

(b) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (the "SEC"), such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

      The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which the investment adviser, and each director, officer or partner of such investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of the investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser                Form ADV File Number

CSI Capital Management, Inc.                   801-14549

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) First Dominion Capital Corp. also acts as underwriter to Vontobel Funds, Inc., The World Funds, Inc. and Satuit Capital Management Trust.

(b) (1) First Dominion Capital Corp.

           The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

(c)        Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a) CSI Capital Management, Inc. 445 Bush Street, 5th Floor San Francisco, CA 94108 (records relating to its function as investment adviser to the CSI Equity Portfolio).

(b) UMB Bank, N.A., 928 Grand Boulevard, 5th Floor, Kansas City, MO 64106 (records relating to its functions as custodian for the CSI Equity Portfolio).

(c) Fund Services, Inc. 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the CSI Equity Portfolio).

(d) Commonwealth Fund Accounting 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as accounting services agent to the CSI Equity Portfolio).

(e) Commonwealth Shareholder Services, Inc. 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as administrator to the CSI Equity Portfolio).

(f) First Dominion Capital Corp. 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor for the CSI Equity Portfolio).

ITEM 29.  MANAGEMENT SERVICES

      There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 30.  UNDERTAKINGS.

        None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the city of Richmond, and the Commonwealth of Virginia on the 26th day of April, 2005.

                                      THE WORLD INSURANCE TRUST
                                      Registrant


                                     By:  /s/ John Pasco, III
                                          -------------------
                                          John Pasco, III,
                                          Chairman of the Board of Trustees,
                                          President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.


(Signature) (Title) (Date)

/s/ John Pasco, III        Chairman of the Board            April 26, 2005
-------------------        of Trustees, President
John Pasco, III            and Treasurer


/s/ *Samuel Boyd, Jr.      Trustee                          April 26, 2005
----------------------
Samuel Boyd, Jr.


/s/* Paul M. Dickinson     Trustee                          April 26, 2005
----------------------
Paul M. Dickinson

/s/ * Joseph F. Mastoloni  Trustee                          April 26, 2005
-------------------------
Joseph F. Mastoloni


/s/ * William E. Poist     Trustee                          April 26, 2005
----------------------
William E. Poist


*By:  /s/ John Pasco, III
-------------------------
      John Pasco, III
      Attorney-in-fact
      pursuant to Powers-of-Attorney

EXHIBIT NO.          DESCRIPTION
----------           -----------

23(d)(1)        Investment Management Agreement
23(g)(2)        Custodian Agreement
23(h)(1)        Administrative Services Agreement
23(h)(2)        Transfer Agency Agreement
23(h)(3)        Accounting Services Agreement
23(h)(4)        Participation Agreement
23(h)(5)        Participation Agreement
23(h)(6)        Expense Limitation Agreement
23(i)           Consent of Greenberg Traurig, LLP
23(j)           Consent of Tait, Weller and Baker

                                                                EXHIBIT 23(d)(1)

                         INVESTMENT MANAGEMENT AGREEMENT




      Investment Management Agreement (the "Agreement") dated August 23, 2002 by and between THE WORLD INSURANCE TRUST, a Delaware business trust (herein called the "Trust"), and CSI CAPITAL MANAGEMENT, INC., a California corporation (the "Manager") and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

WHEREAS, the Trust desires to retain the Manager to furnish investment advisory services and assistance with certain administrative services to certain portfolios of the Trust, subject to the control of the Trust's Board of Trustees, and the Manager is willing to so furnish such services; and

WHEREAS, the Trust has appointed Commonwealth Shareholder Services, Inc. ("CSS") as its Administrative Services Agent, Funds Services, Inc. ("FSI") as its transfer agent, and Commonwealth Fund Accounting, Inc. ("CFAI") as its accounting services agent; and

WHEREAS, the Trust, CSS, FSI and CFAI desire the Trust to retain CSI to assist with certain administrative and shareholding servicing functions with respect to specified portfolios of the Trust;

      NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be bound, it is agreed between the parties hereto as follows:

      1. Appointment. The Trust hereby appoints the Manager to act as the Manager to the CSI EQUITY PORTFOLIO of the Trust (the "Portfolio") for the period and on the terms set forth in this Agreement. The Manager accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

      2. Investment Advisory Duties of the Manager.

The Trust employs the Manager to supervise the investments and reinvestment of the assets of the Portfolio, and to continuously review, supervise, and administer the investment program of the Portfolio, to determine in its discretion the securities to be purchased or sold, to provide the Trust and CSS with records concerning the Manager's investment advisory and investment management activities that the Trust is required to maintain, and to render regular reports to the Trust's Officers and Board of Trustees and to the Administrator concerning the Manager's discharge of the foregoing responsibilities.

The Manager shall discharge the foregoing responsibilities subject to the control of the Trust's Board of Trustees and in compliance with such policies as the Board may from time to time establish and communicate in writing to the Manager, and in compliance with the objectives, policies, and limitations for the Portfolio as set forth in its Prospectus and Statement of Additional Information, as amended from time to time, and applicable laws and regulations. The Trust will instruct each of its agents and contractors to cooperate in the conduct of the business of the Portfolio. The Trust shall provide the Manager with a copy of each amendment or supplement to the Trust's Form N-lA registration statement promptly after the same is filed with the U.S. Securities and Exchange Commission, and the Trust shall not modify in any material respect any investment objective, policy or restriction of the Trust without providing the Manager with prior written notice of such proposed change. For purposes of this paragraph only, a writing or a written notice by or from the Trust to the Manager shall include an oral communication from the Trust to the Manager that is reduced to writing and provided to the Manager promptly thereafter.

        3. Sub-Advisers. It is understood that the Manager may from time to time employ or associate itself with such person or persons as the Manager may believe to be particularly fitted to assist in the performance of the investment advisory and investment management services described above; provided, however, that the compensation of such person or persons shall be paid by the Manager and that the Manager shall be as fully responsible to the Trust for the acts and omissions of any sub-Adviser as it is for its own acts and omissions. Without limiting the generally of the foregoing, it is agreed that investment advisory services to the Portfolio may be provided by a sub-Adviser acceptable to the Trust and the Manager and approved in accordance with the provisions of the 1940 Act. In the event that any sub-Adviser appointed hereunder is terminated, the Manager may provide investment advisory services pursuant to this Agreement to the Trust without further shareholder approval.

      4. Portfolio Transactions. The Manager (and any sub-adviser appointed and approved hereunder) is authorized to select the brokers and dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best price and execution for the Portfolio's transactions in accordance with the policies of the Trust as set forth from time to time in the Portfolio's Prospectus and Statement of Additional Information. The Manager will promptly communicate to the Trust and to the Administrator such information relating to portfolio transactions as they may reasonably request.

           It is understood that the Manager will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Trust or be in breach of any obligation owing to the Trust under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Trust to an unaffiliated broker-dealer in compliance with the provisions of Section 28(e) of the Securities Exchange Act of 1934 or as described from time to time by the Portfolio's Prospectus and Statement of Additional Information. Subject to the foregoing, the Manager may direct any transaction of the Portfolio to a broker which is affiliated with the Manager in accordance with, and subject to, the policies and procedures approved by the Board of Trustees of the Trust pursuant to Rule 17e-1 under the 1940 Act. Such brokerage services are not deemed to be provided under this Agreement.

        5. Other Administrative and Shareholder Servicing Duties. The Trust hereby employs the Manager to assist CSS, CFI and CFAI as and to the extent requested to do so, to provide certain administrative and shareholder servicing assistance for the benefit of the Trust and its shareholders. Without limiting the generality of the foregoing, such administrative and shareholder servicing assistance may include:

      (a) providing, or making arrangements to provide, variable annuity and variable life insurance contract owners who invest in the Portfolio (the "Owners")with a service that directly or indirectly invests the assets of their accounts in the Portfolio's shares pursuant to specific or preauthorized instructions;
      (b) processing, or making arrangements to process, dividend payments from the Trust on behalf of the Owners;
      (c) providing, or making arrangements to provide, information periodically to Owners showing the value of their contracts invested in shares of the Portfolio;
      (d) arranging for bank wire transfers of funds in connection with the purchase or redemption of shares of the Portfolio;
      (e) responding, or arranging for responses, to Owners' inquiries relating to the administrative and shareholder servicing assistance herein described;
      (f) providing, or arranging for the provision of, subaccounting with respect to the beneficial ownership of Portfolio shares by the Owners;
      (g) forwarding information, or arranging for the forwarding of information, from the Trust with respect to the Portfolio to Owners where required by law (e.g., proxies, shareholder reports, annual and semi-annual financial statements); and
      (h) providing, or arranging for the provision of, such other similar services as may be reasonably requested to the extent that the Manager is permitted to do so under applicable statutes, rules or regulations.

The Trust hereby authorizes the Manager to delegate and sub-contract such administrative and shareholder servicing functions to a qualified third party, including delegation to any insurance company that invests, directly or through a separate account, in the Trust, provided, however, that the compensation of such person or persons shall be paid by the Manager and that the Manager shall be as fully responsible to the Trust for the acts and omissions of any delegate as it is for its own acts and omissions. The services contemplated to be delegated under this section may not include any investment advisory function, as such services are not delegable other than in accordance with the 1940 Act.

      6. Compensation of the Manager. For the services to be rendered by the Manager under this Agreement, the Portfolio shall pay to the Manager, and the Manager will accept as full compensation an investment advisory fee and an administrative fee, each accrued daily and payable within five (5) business days after the last business day of each month, as shown on Schedule A hereto. All rights to receive compensation under this Agreement for services performed through any termination date shall survive the termination of this Agreement.

      7. Expenses. The Manager agrees, at its own expense, to provide the office space, furnishings, and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein. During the term of this Agreement, the Manager will pay all expenses incurred by it in connection with the management of the Trust.

Notwithstanding the foregoing, the Portfolio shall pay the expenses and costs of the Portfolio for the following:

            1)  Taxes;

            2) Brokerage fees, commissions and similar transaction costs with regard to portfolio transactions;

            3) Interest charges, fees and expenses of the custodian of the securities;

            4) Fees and expenses of the Trust's transfer agent, accounting services agent, and the administrative services agent;

            5)  Its proportionate share of auditing and legal expenses;

            6) Its proportionate share of the cost of maintenance of corporate existence;

            7) Its proportionate share of compensation of Trustees of the Trust who are not interested persons of the Manager as that term is defined by law;

            8)  Its proportionate share of the costs of corporate meetings;

            9) Federal and State registration fees and expenses incident to the sale of shares of the Portfolio;

           10) Costs of printing and mailing Prospectuses for the Portfolio's shares, reports and notices to existing shareholders;

           11) The Advisory and Administrative fees payable to the Manager, as provided in paragraph 5 herein;

           12) Costs of record keeping (other than investment records required to be maintained by the Manager), and daily pricing;

           13) Distribution expenses in accordance with any Distribution Plan as and if approved by the shareholders of the Portfolio; and

           14) Expenses and taxes incident to the failure of the Portfolio to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended, unless such expenses and/or taxes arise from the negligence of another party.

           If the expenses projected to be borne by the Portfolio (exclusive of interest, brokerage commissions, taxes and extraordinary items, but inclusive of Advisory fees) in any fiscal year are expected to exceed any applicable state expense limitation provision to which the Trust is subject, the Advisory fee payable by the Portfolio to the Manager shall be reduced on each day such fee is accrued to the extent of that day's portion of such excess expenses. The amount of such reduction shall not exceed the actual amount of the Advisory fee otherwise payable in such year. Accruals of expenses and adjustments to Advisory fees otherwise payable under this Agreement, and the amounts payable monthly in accordance with this Agreement, shall be adjusted as required from month to month.

      8. Reports. The Trust and the Manager agree to furnish to each other, if applicable, current information required for the preparation by such parties of prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and to furnish to each other such other information and documents with regard to their affairs as each may reasonably request.

      9. Status of the Manager. The services of the Manager to the Trust are not to be deemed exclusive, and the Manager shall be free to render similar services to others so long as its services to the Trust are not materially impaired thereby. The Trust may also retain the services of the Manager pursuant to comparable agreements to serve as the investment manager or adviser of other series of the Trust.

      10. Books and Records. In compliance with the requirements of the 1940 Act, the Manager hereby agrees that all records which it maintains for the Trust are the property of the Trust, and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Manager further agrees to preserve for the periods prescribed by the 1940 Act, and the rules or orders there under, the records required to be maintained by the 1940 Act.

      11. Limitation of Liability of Manager. The duties of the Manager shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Manager hereunder. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Manager in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. (As used in this Paragraph 11, the term "Manager" shall include directors, officers, employees and other corporate agents of the Manager as well as that corporation itself). The Trust shall indemnify, defend and hold the Manager harmless from and against any loss, damage, liability, settlement, expense or claim, including, without limitation, attorneys' fees and expenses (collectively, "Claims"), arising out of any actual or alleged (a) untrue statement of a material fact contained in the Trust's Form N-lA registration statement, or in any other communications, advertisements, sales literature, proxy materials, reports, or statements made or furnished by or on behalf of the Trust to any regulatory agency or to investors or potential investors in the Trust (collectively, the "Reports"), or (b) omission of a material fact required to be stated in any Report or necessary to make the statements therein not misleading; provided, however, that the foregoing indemnity shall not apply to any Claim to the extent it is the result of (i) any information furnished by the Manager to the Trust for the purpose of inclusion in any such Report, or (ii) a breach by the Manager of any provision of this Agreement. The Manager shall indemnify, defend and hold the Trust harmless from and against any Claim arising out of the matters specified in clauses (i) or (ii) above.

      12. Permissible Interests. Trustees, agents, and shareholders of the Trust are or may be interested in the Manager (or any successor thereof) as directors, officers, or shareholders, or otherwise; directors, officers, agents, and shareholders of the Manager are or may be interested in the Trust as Trustees, officers, shareholders or otherwise; and the Manager (or any successor) is or may be interested in the Trust as a shareholder or otherwise. In addition, brokerage transactions for the Trust may be effected through affiliates of the Manager if approved by the Trust's Board of Trustees, subject to the rules and regulations of the U.S. Securities and Exchange Commission, and the policies and procedures adopted by the Trust.

      13. License of Manager's Name. The Manager hereby authorizes the Trust to use the name "CSI" for the Portfolio. The Trust agrees that if this Agreement is terminated it will promptly redesignate the name of the Portfolio to eliminate any reference to the name "CSI" or any derivation thereof unless the Manager waives this requirement in writing.

      14. Duration and Termination. This Agreement shall become effective on the date first above written subject to its approval by the shareholders of the Portfolio and unless sooner terminated as provided herein, shall continue in effect for two (2) years from that date. Thereafter, this Agreement shall be renewable for successive periods of one year each, provided such continuance is specifically approved annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not parties to this Agreement or interested persons of any such party (as that term is defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) by vote of either the Board of Trustees or of a majority of the outstanding voting securities (as that term is defined in the 1940 Act) of the Portfolio. Notwithstanding the foregoing, this Agreement may be terminated by the Portfolio or by the Trust at any time on sixty (60) days written notice, without the payment of any penalty, provided that termination must be authorized either by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio or by the Manager on sixty (60) days written notice. This Agreement will automatically terminate in the event of its assignment (as that term is defined in the 1940 Act); provided, however, that Manager's delegation and sub-contracting of some or all of the other administrative and shareholder servicing duties described in paragraph 5 of this agreement shall not be deemed an "assignment" for purposes of this paragraph 14.

      15. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No material amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act).

      16. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the address stated below:

           (a) To the Trust at:       1500 Forest Avenue Suite
                                      223 Richmond, VA 23229

           (b) To the Manager at:     445 Bush Street, 5th
                                      Floor San Francisco, CA 94108-3725

      17. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

      18. Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the State of Delaware, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Delaware, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

      19. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                    CSI CAPITAL MANAGEMENT, INC.



                                       By:/s/ Leland H. Faust
                                    -------------------------
                                          Leland H. Faust
                                          President


                                    THE WORLD INSURANCE TRUST



                                       By:  /s/ John Pasco, III
                                    ----------------------------
                                          John Pasco, III
                                          President
Consent:

COMMONWEALTH SHAREHOLDER SERVICES, INC.


By:    /s/ John Pasco, III
--------------------------
Name:  John Pasco, III
Title: Treasurer

                                   Schedule A

                                  FEE SCHEDULE



Fees for investment advisory and investment management services, per Portfolio, are as shown below:


65 basis points (0.65%) per annum of average daily net assets



Fees for other administrative and shareholder servicing duties, per Portfolio, are as shown below:


35 basis points (0.35%) per annum of average daily net assets

                                                                EXHIBIT 23(g)(2)













                                CUSTODY AGREEMENT

                             Dated November 8, 2004

                                     Between

                                 UMB BANK, N.A.

                                       and

                            THE WORLD INSURANCE TRUST

                                  TABLE OF CONTENTS


   SECTION                                                            PAGE
   -------                                                            ----

        1. Appointment of Custodian 1

        2. Definitions                                                   1
           (a) Securities                                                1
           (b) Assets                                                    1
           (c) Instructions and Special Instructions                     1

        3. Delivery of Corporate Documents 2

        4. Powers and Duties of Custodian and Domestic                   2
           Subcustodian
           (a) Safekeeping                                               3
           (b) Manner of Holding Securities                              3
           (c) Free Delivery of Assets                                   4
           (d) Exchange of Securities                                    4
           (e) Purchases of Assets                                       4
           (f) Sales of Assets                                           5
           (g) Options                                                   5
           (h) Futures Contracts                                         6
           (i) Segregated Accounts                                       6
           (j) Depositary Receipts                                       6
           (k) Corporate Actions, Put Bonds, Called Bonds, Etc.          6
           (l) Interest Bearing Deposits                                 7
           (m) Foreign Exchange Transactions                             7
           (n) Pledges or Loans of Securities                            8
           (o) Stock Dividends, Rights, Etc.                             8
           (p) Routine Dealings                                          8
           (q) Collections                                               8
           (r) Bank Accounts                                             9
           (s) Dividends, Distributions and Redemptions                  9
           (t) Proceeds from Shares Sold                                 9
           (u) Proxies and Notices; Compliance with the
           Shareholders
                 Communication Act of 1985                               9
           (v) Books and Records                                         9
           (w) Opinion of Fund's Independent Certified Public           10
           Accountants
           (x) Reports by Independent Certified Public Accountants      10
           (y) Bills and Others Disbursements                           10

        5. Subcustodians                                                10
           (a) Domestic Subcustodians                                   10
           (b) Foreign Subcustodians                                    10
           (c) Interim Subcustodians                                    11
           (d) Special Subcustodians                                    11
           (e) Termination of a Subcustodian                            11
           (f) Certification Regarding Foreign Subcustodians            11

        6. Standard of Care                                             12
           (a) General Standard of Care                                 12
           (b) Actions Prohibited by Applicable Law, Events             12
           Beyond Custodian's Control, Armed
                 Conflict, Sovereign Risk, etc.
           (c) Liability for Past Records                               12
           (d) Advice of Counsel                                        12
           (e) Advice of the Fund and Others                            12
           (f) Instructions Appearing to be Genuine                     13
           (g) Exceptions from Liability                                13

        7. Liability of the Custodian for Actions of Others 13 (a) Domestic Subcustodians 13 (b) Liability for Acts and Omissions of Foreign 13 Subcustodians (c) Securities Systems, Interim Subcustodians, Special 13 Subcustodians, Securities
                 Depositories and Clearing Agencies
           (d) Defaults or Insolvency's of Brokers, Banks, Etc. 14 (e) Reimbursement of Expenses 14

        8. Indemnification                                              14
           (a) Indemnification by Fund                                  14
           (b) Indemnification by Custodian                             14

        9. Advances 14

       10. Liens 15

       11. Compensation 15

       12. Powers of Attorney 15

       13. Termination and Assignment 15

       14. Additional Funds 15

       15. Notices 16

       16. Miscellaneous 16

10


                                CUSTODY AGREEMENT

      This agreement made as of this 8th day of November 2004, between UMB Bank, n.a., a national banking association with its principal place of business located in Kansas City, Missouri (hereinafter "Custodian"), and The World Insurance Trust, a Delaware business trust (the "Trust"), on behalf of each of its investment portfolios (individually, a "Fund" and collectively, the "Funds") as listed on Appendix B hereof (as such Appendix B may be, from time to time, supplemented or amended).

      WITNESSETH:

      WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended; and

      WHEREAS, the Trust desires to appoint Custodian as the custodian for the custody of each Fund's Assets (as hereinafter defined) owned by such Fund which Assets are to be held in such accounts as such Fund may establish from time to time; and

      WHEREAS, Custodian is willing to accept such appointment on the terms and conditions hereof.

      NOW, THEREFORE, in consideration of the mutual promises contained herein, the parties hereto, intending to be legally bound, mutually covenant and agree as follows:

1. APPOINTMENT OF CUSTODIAN.

      The Trust hereby constitutes and appoints the Custodian as custodian of Assets belonging to each Fund which have been or may be from time to time deposited with the Custodian. Custodian accepts such appointment as a custodian and agrees to perform the duties and responsibilities of Custodian as set forth herein on the conditions set forth herein.

2. DEFINITIONS.

      For purposes of this Agreement, the following terms shall have the meanings so indicated:

      (a) "Security" or "Securities" shall mean stocks, bonds, bills, rights, script, warrants, interim certificates and all negotiable or nonnegotiable paper commonly known as Securities and other instruments or obligations.

      (b) "Assets" shall mean Securities, monies and other property held by the Custodian for the benefit of a Fund.

      (c)(1) "Instructions", as used herein, shall mean: (i) a tested telex, a written (including, without limitation, facsimile transmission) request, direction, instruction or certification signed or initialed by or on behalf of a Fund by an Authorized Person; (ii) a telephonic or other oral communication from a person the Custodian reasonably believes to be an Authorized Person; or (iii) a communication effected directly between an electro-mechanical or electronic device or system (including, without limitation, computers) on behalf of a Fund. Instructions in the form of oral communications shall be confirmed by the appropriate Fund by tested telex or in writing in the manner set forth in clause
(i) above, but the lack of such confirmation shall in no way affect any action taken by the Custodian in reliance upon such oral Instructions prior to the Custodian's receipt of such confirmation. The Trust, on behalf of each Fund, authorizes the Custodian to record any and all telephonic or other oral Instructions communicated to the Custodian.

      (c)(2) "Special Instructions", as used herein, shall mean Instructions countersigned or confirmed in writing by the President, Vice President or Treasurer of the Trust and any other person, whether or not such person is an officer of the Trust, duly authorized in writing by the Board of Trustees of the Trust, which countersignature or confirmation shall be included on the same instrument containing the Instructions or on a separate instrument relating thereto.

      (c)(3) Instructions and Special Instructions shall be delivered to the Custodian at the address and/or telephone, facsimile transmission or telex number agreed upon from time to time by the Custodian and each Fund.

      (c)(4) Where appropriate, Instructions and Special Instructions shall be continuing instructions.

3. DELIVERY OF CORPORATE DOCUMENTS.

      Each of the parties to this Agreement represents that its execution does not violate any of the provisions of its respective charter, articles of incorporation, articles of association or bylaws and all required corporate action to authorize the execution and delivery of this Agreement has been taken.

      The Trust has furnished the Custodian with copies, properly certified or authenticated, with all amendments or supplements thereto, of the following documents:

      (a) Certificate of Incorporation (or equivalent document) of the Trust as in effect on the date hereof;

      (b) By-Laws of the Trust as in effect on the date hereof;

      (c) Resolutions of the Board of Trustees of the Trust appointing the Custodian and approving the form of this Agreement; and

      (d) Each Fund's current prospectus and statements of additional information.

      Each Fund shall promptly furnish the Custodian with copies of any updates, amendments or supplements to the foregoing documents.

      In addition, the Trust has delivered or will promptly deliver to the Custodian, copies of the Resolution(s) of its Board of Trustees and all amendments or supplements thereto, properly certified or authenticated, designating certain officers or employees of each such Fund who will have continuing authority to certify to the Custodian: (a) the names, titles, signatures and scope of authority of all persons authorized to give Instructions or any other notice, request, direction, instruction, certificate or instrument on behalf of each Fund, and (b) the names, titles and signatures of those persons authorized to countersign or confirm Special Instructions on behalf of each Fund (in both cases collectively, the "Authorized Persons" and individually, an "Authorized Person"). Such Resolutions and certificates may be accepted and relied upon by the Custodian as conclusive evidence of the facts set forth therein and shall be considered to be in full force and effect until delivery to the Custodian of a similar Resolution or certificate to the contrary. Upon delivery of a certificate which deletes or does not include the name(s) of a person previously authorized to give Instructions or to countersign or confirm Special Instructions, such persons shall no longer be considered an Authorized Person authorized to give Instructions or to countersign or confirm Special Instructions. Unless the certificate specifically requires that the approval of anyone else will first have been obtained, the Custodian will be under no obligation to inquire into the right of the person giving such Instructions or Special Instructions to do so. Notwithstanding any of the foregoing, no Instructions or Special Instructions received by the Custodian from a Fund will be deemed to authorize or permit any director, trustee, officer, employee, or agent of such Fund to withdraw any of the Assets of such Fund upon the mere receipt of such authorization, Special Instructions or Instructions from such director, trustee, officer, employee or agent.

4. POWERS AND DUTIES OF CUSTODIAN AND DOMESTIC SUBCUSTODIAN.

      Except for Assets held by any Subcustodian appointed pursuant to Sections 5(b), (c), or (d) of this Agreement, the Custodian shall have and perform the powers and duties hereinafter set forth in this Section 4. For purposes of this
Section 4 all references to powers and duties of the "Custodian" shall also refer to any Domestic Subcustodian appointed pursuant to Section 5(a).

      (a)  Safekeeping.

      The Custodian will keep safely the Assets of each Fund which are delivered to it from time to time. The Custodian shall not be responsible for any property of a Fund held or received by such Fund and not delivered to the Custodian.

      (b) Manner of Holding Securities.

         (1) The Custodian shall at all times hold Securities of each Fund either: (i) by physical possession of the share certificates or other instruments representing such Securities in registered or bearer form; or (ii) in book-entry form by a Securities System (as hereinafter defined) in accordance with the provisions of sub-paragraph (3) below.

         (2) The Custodian may hold registrable portfolio Securities which have been delivered to it in physical form, by registering the same in the name of the appropriate Fund or its nominee, or in the name of the Custodian or its nominee, for whose actions such Fund and Custodian, respectively, shall be fully responsible. Upon the receipt of Instructions, the Custodian shall hold such Securities in street certificate form, so called, with or without any indication of fiduciary capacity. However, unless it receives Instructions to the contrary, the Custodian will register all such portfolio Securities in the name of the Custodian's authorized nominee. All such Securities shall be held in an account of the Custodian containing only assets of the appropriate Fund or only assets held by the Custodian as a fiduciary, provided that the records of the Custodian shall indicate at all times the Fund or other customer for which such Securities are held in such accounts and the respective interests therein.

         (3) The Custodian may deposit and/or maintain domestic Securities owned by a Fund in, and each Fund hereby approves use of: (a) The Depository Trust Company; and (b) any book-entry system as provided in (i) Subpart O of Treasury Circular No. 300, 31 CFR 306.115, (ii) Subpart B of Treasury Circular Public Debt Series No. 27-76, 31 CFR 350.2, or (iii) the book-entry regulations of federal agencies substantially in the form of 31 CFR 306.115. Upon the receipt of Special Instructions, the Custodian may deposit and/or maintain domestic Securities owned by a Fund in any other domestic clearing agency registered with the Securities and Exchange Commission ("SEC") under Section 17A of the Securities Exchange Act of 1934 (or as may otherwise be authorized by the SEC to serve in the capacity of depository or clearing agent for the Securities or other assets of investment companies) which acts as a Securities depository. Each of the foregoing shall be referred to in this Agreement as a "Securities System", and all such Securities Systems shall be listed on the attached Appendix A. Use of a Securities System shall be in accordance with applicable Federal Reserve Board and SEC rules and regulations, if any, and subject to the following provisions:

            (i) The Custodian may deposit the Securities directly or through one or more agents or Subcustodians which are also qualified to act as custodians for investment companies.

            (ii) The Custodian shall deposit and/or maintain the Securities in a Securities System, provided that such Securities are represented in an account ("Account") of the Custodian in the Securities System that includes only assets held by the Custodian as a fiduciary, custodian or otherwise for customers.

            (iii) The books and records of the Custodian shall at all times identify those Securities belonging to any one or more Funds which are maintained in a Securities System.

            (iv) The Custodian shall pay for Securities purchased for the account of a Fund only upon (a) receipt of advice from the Securities System that such Securities have been transferred to the Account of the Custodian in accordance with the rules of the Securities System, and (b) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of such Fund. The Custodian shall transfer Securities sold for the account of a Fund only upon (a) receipt of advice from the Securities System that payment for such Securities has been transferred to the Account of the Custodian in accordance with the rules of the Securities System, and (b) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of such Fund. Copies of all advices from the Securities System relating to transfers of Securities for the account of a Fund shall be maintained for such Fund by the Custodian. The Custodian shall deliver to a Fund on the next succeeding business day daily transaction reports that shall include each day's transactions in the Securities System for the account of such Fund. Such transaction reports shall be delivered to such Fund or any agent designated by such Fund pursuant to Instructions, by computer or in such other manner as such Fund and Custodian may agree.

            (v) The Custodian shall, if requested by a Fund pursuant to Instructions, provide such Fund with reports obtained by the Custodian or any Subcustodian with respect to a Securities System's accounting system, internal accounting control and procedures for safeguarding Securities deposited in the Securities System.

            (vi) Upon receipt of Special Instructions, the Custodian shall terminate the use of any Securities System on behalf of a Fund as promptly as practicable and shall take all actions reasonably practicable to safeguard the Securities of such Fund maintained with such Securities System.

    (c) Free Delivery of Assets.

    Notwithstanding any other provision of this Agreement and except as provided in Section 3 hereof, the Custodian, upon receipt of Special Instructions, will undertake to make free delivery of Assets, provided such Assets are on hand and available, in connection with a Fund's transactions and to transfer such Assets to such broker, dealer, Subcustodian, bank, agent, Securities System or otherwise as specified in such Special Instructions.

    (d) Exchange of Securities.

    Upon receipt of Instructions, the Custodian will exchange portfolio Securities held by it for a Fund for other Securities or cash paid in connection with any reorganization, recapitalization, merger, consolidation, or conversion of convertible Securities, and will deposit any such Securities in accordance with the terms of any reorganization or protective plan.

    Without Instructions, the Custodian is authorized to exchange Securities held by it in temporary form for Securities in definitive form, to surrender Securities for transfer into a name or nominee name as permitted in Section 4(b)(2), to effect an exchange of shares in a stock split or when the par value of the stock is changed, to sell any fractional shares, and, upon receiving payment therefor, to surrender bonds or other Securities held by it at maturity or call.

    (e) Purchases of Assets.

      (1) Securities Purchases. In accordance with Instructions, the Custodian shall, with respect to a purchase of Securities, pay for such Securities out of monies held for a Fund's account for which the purchase was made, but only insofar as monies are available therein for such purpose, and receive the portfolio Securities so purchased. Unless the Custodian has received Special Instructions to the contrary, such payment will be made only upon receipt of Securities by the Custodian, a clearing corporation of a national Securities exchange of which the Custodian is a member, or a Securities System in accordance with the provisions of Section 4(b)(3) hereof. Notwithstanding the foregoing, upon receipt of Instructions: (i) in connection with a repurchase agreement, the Custodian may release funds to a Securities System prior to the receipt of advice from the Securities System that the Securities underlying such repurchase agreement have been transferred by book-entry into the Account maintained with such Securities System by the Custodian, provided that the Custodian's instructions to the Securities System require that the Securities System may make payment of such funds to the other party to the repurchase agreement only upon transfer by book-entry of the Securities underlying the repurchase agreement into such Account; (ii) in the case of Interest Bearing Deposits, currency deposits, and other deposits, foreign exchange transactions, futures contracts or options, pursuant to Sections 4(g), 4(h), 4(l), and 4(m) hereof, the Custodian may make payment therefor before receipt of an advice of transaction; and (iii) in the case of Securities as to which payment for the Security and receipt of the instrument evidencing the Security are under generally accepted trade practice or the terms of the instrument representing the Security expected to take place in different locations or through separate parties, such as commercial paper which is indexed to foreign currency exchange rates, derivatives and similar Securities, the Custodian may make payment for such Securities prior to delivery thereof in accordance with such generally accepted trade practice or the terms of the instrument representing such Security.

      (2) Other Assets Purchased. Upon receipt of Instructions and except as otherwise provided herein, the Custodian shall pay for and receive other Assets for the account of a Fund as provided in Instructions.

    (f) Sales of Assets.

      (1) Securities Sold. In accordance with Instructions, the Custodian will, with respect to a sale, deliver or cause to be delivered the Securities thus designated as sold to the broker or other person specified in the Instructions relating to such sale. Unless the Custodian has received Special Instructions to the contrary, such delivery shall be made only upon receipt of payment therefor in the form of: (a) cash, certified check, bank cashier's check, bank credit, or bank wire transfer; (b) credit to the account of the Custodian with a clearing corporation of a national Securities exchange of which the Custodian is a member; or (c) credit to the Account of the Custodian with a Securities System, in accordance with the provisions of Section 4(b)(3) hereof. Notwithstanding the foregoing, Securities held in physical form may be delivered and paid for in accordance with "street delivery custom" to a broker or its clearing agent, against delivery to the Custodian of a receipt for such Securities, provided that the Custodian shall have taken reasonable steps to ensure prompt collection of the payment for, or return of, such Securities by the broker or its clearing agent, and provided further that the Custodian shall not be responsible for the selection of or the failure or inability to perform of such broker or its clearing agent or for any related loss arising from delivery or custody of such Securities prior to receiving payment therefor.

      (2) Other Assets Sold. Upon receipt of Instructions and except as otherwise provided herein, the Custodian shall receive payment for and deliver other Assets for the account of a Fund as provided in Instructions.

    (g)  Options.

      (1) Upon receipt of Instructions relating to the purchase of an option or sale of a covered call option, the Custodian shall: (a) receive and retain confirmations or other documents, if any, evidencing the purchase or writing of the option by a Fund; (b) if the transaction involves the sale of a covered call option, deposit and maintain in a segregated account the Securities (either physically or by book-entry in a Securities System) subject to the covered call option written on behalf of such Fund; and (c) pay, release and/or transfer such Securities, cash or other Assets in accordance with any notices or other communications evidencing the expiration, termination or exercise of such options which are furnished to the Custodian by the Options Clearing Corporation (the "OCC"), the securities or options exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions.

      (2) Upon receipt of Instructions relating to the sale of a naked option (including stock index and commodity options), the Custodian, the appropriate Fund and the broker-dealer shall enter into an agreement to comply with the rules of the OCC or of any registered national securities exchange or similar organizations(s). Pursuant to that agreement and such Fund's Instructions, the Custodian shall: (a) receive and retain confirmations or other documents, if any, evidencing the writing of the option; (b) deposit and maintain in a segregated account, Securities (either physically or by book-entry in a Securities System), cash and/or other Assets; and (c) pay, release and/or transfer such Securities, cash or other Assets in accordance with any such agreement and with any notices or other communications evidencing the expiration, termination or exercise of such option which are furnished to the Custodian by the OCC, the securities or options exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions. The appropriate Fund and the broker-dealer shall be responsible for determining the quality and quantity of assets held in any segregated account established in compliance with applicable margin maintenance requirements and the performance of other terms of any option contract.

    (h) Futures Contracts.

    Upon receipt of Instructions, the Custodian shall enter into a futures margin procedural agreement among the appropriate Fund, the Custodian and the designated futures commission merchant (a "Procedural Agreement"). Under the Procedural Agreement the Custodian shall: (a) receive and retain confirmations, if any, evidencing the purchase or sale of a futures contract or an option on a futures contract by such Fund; (b) deposit and maintain in a segregated account cash, Securities and/or other Assets designated as initial, maintenance or variation "margin" deposits intended to secure such Fund's performance of its obligations under any futures contracts purchased or sold, or any options on futures contracts written by such Fund, in accordance with the provisions of any Procedural Agreement designed to comply with the provisions of the Commodity Futures Trading Commission and/or any commodity exchange or contract market (such as the Chicago Board of Trade), or any similar organization(s), regarding such margin deposits; and (c) release Assets from and/or transfer Assets into such margin accounts only in accordance with any such Procedural Agreements. The appropriate Fund and such futures commission merchant shall be responsible for determining the type and amount of Assets held in the segregated account or paid to the broker-dealer in compliance with applicable margin maintenance requirements and the performance of any futures contract or option on a futures contract in accordance with its terms.

    (i) Segregated Accounts.

    Upon receipt of Instructions, the Custodian shall establish and maintain on its books a segregated account or accounts for and on behalf of a Fund, into which account or accounts may be transferred Assets of such Fund, including Securities maintained by the Custodian in a Securities System pursuant to Paragraph (b)(3) of this Section 4, said account or accounts to be maintained
(i) for the purposes set forth in Sections 4(g), 4(h) and 4(n) and (ii) for the purpose of compliance by such Fund with the procedures required by the SEC Investment Company Act Release Number 10666 or any subsequent release or releases relating to the maintenance of segregated accounts by registered investment companies, or (iii) for such other purposes as may be set forth, from time to time, in Special Instructions. The Custodian shall not be responsible for the determination of the type or amount of Assets to be held in any segregated account referred to in this paragraph, or for compliance by the Fund with required procedures noted in (ii) above.

    (j) Depositary Receipts.

    Upon receipt of Instructions, the Custodian shall surrender or cause to be surrendered Securities to the depositary used for such Securities by an issuer of American Depositary Receipts or International Depositary Receipts (hereinafter referred to, collectively, as "ADRs"), against a written receipt therefor adequately describing such Securities and written evidence satisfactory to the organization surrendering the same that the depositary has acknowledged receipt of instructions to issue ADRs with respect to such Securities in the name of the Custodian or a nominee of the Custodian, for delivery in accordance with such instructions.

    Upon receipt of Instructions, the Custodian shall surrender or cause to be surrendered ADRs to the issuer thereof, against a written receipt therefor adequately describing the ADRs surrendered and written evidence satisfactory to the organization surrendering the same that the issuer of the ADRs has acknowledged receipt of instructions to cause its depository to deliver the Securities underlying such ADRs in accordance with such instructions.

    (k) Corporate Actions, Put Bonds, Called Bonds, Etc.

    Upon receipt of Instructions, the Custodian shall: (a) deliver warrants, puts, calls, rights or similar Securities to the issuer or trustee thereof (or to the agent of such issuer or trustee) for the purpose of exercise or sale, provided that the new Securities, cash or other Assets, if any, acquired as a result of such actions are to be delivered to the Custodian; and (b) deposit Securities upon invitations for tenders thereof, provided that the consideration for such Securities is to be paid or delivered to the Custodian, or the tendered Securities are to be returned to the Custodian.

    Notwithstanding any provision of this Agreement to the contrary, the Custodian shall take all necessary action, unless otherwise directed to the contrary in Instructions, to comply with the terms of all mandatory or compulsory exchanges, calls, tenders, redemptions, or similar rights of security ownership, and shall notify the appropriate Fund of such action in writing by facsimile transmission or in such other manner as such Fund and Custodian may agree in writing.

    The Fund agrees that if it gives an Instruction for the performance of an act on the last permissible date of a period established by any optional offer or on the last permissible date for the performance of such act, the Fund shall hold the Custodian harmless from any adverse consequences in connection with acting upon or failing to act upon such Instructions.

    (l) Interest Bearing Deposits.

    Upon receipt of Instructions directing the Custodian to purchase interest bearing fixed term and call deposits (hereinafter referred to, collectively, as "Interest Bearing Deposits") for the account of a Fund, the Custodian shall purchase such Interest Bearing Deposits in the name of such Fund with such banks or trust companies, including the Custodian, any Subcustodian or any subsidiary or affiliate of the Custodian (hereinafter referred to as "Banking Institutions"), and in such amounts as such Fund may direct pursuant to Instructions. Such Interest Bearing Deposits may be denominated in U.S. dollars or other currencies, as such Fund may determine and direct pursuant to Instructions. The responsibilities of the Custodian to a Fund for Interest Bearing Deposits issued by the Custodian shall be that of a U.S. bank for a similar deposit. With respect to Interest Bearing Deposits other than those issued by the Custodian, (a) the Custodian shall be responsible for the collection of income and the transmission of cash to and from such accounts; and
(b) the Custodian shall have no duty with respect to the selection of the Banking Institution or for the failure of such Banking Institution to pay upon demand.

    (m) Foreign Exchange Transactions.

      (l) The Trust, on behalf of each Fund, hereby appoints the Custodian as its agent in the execution of all currency exchange transactions. The Custodian agrees to provide exchange rate and U.S. Dollar information, in writing, to the Funds. Such information shall be supplied by the Custodian at least by the business day prior to the value date of the foreign exchange transaction, provided that the Custodian receives the request for such information at least two business days prior to the value date of the transaction.

      (2) Upon receipt of Instructions, the Custodian shall settle foreign exchange contracts or options to purchase and sell foreign currencies for spot and future delivery on behalf of and for the account of a Fund with such currency brokers or Banking Institutions as such Fund may determine and direct pursuant to Instructions. If, in its Instructions, a Fund does not direct the Custodian to utilize a particular currency broker or Banking Institution, the Custodian is authorized to select such currency broker or Banking Institution as it deems appropriate to execute the Fund's foreign currency transaction.

      (3) Each Fund accepts full responsibility for its use of third party foreign exchange brokers and for execution of said foreign exchange contracts and understands that the Fund shall be responsible for any and all costs and interest charges which may be incurred as a result of the failure or delay of its third party broker to deliver foreign exchange. The Custodian shall have no responsibility or liability with respect to the selection of the currency brokers or Banking Institutions with which a Fund deals or the performance of such brokers or Banking Institutions.

      (4) Notwithstanding anything to the contrary contained herein, upon receipt of Instructions the Custodian may, in connection with a foreign exchange contract, make free outgoing payments of cash in the form of U.S. Dollars or foreign currency prior to receipt of confirmation of such foreign exchange contract or confirmation that the countervalue currency completing such contract has been delivered or received.

      (5) The Custodian shall not be obligated to enter into foreign exchange transactions as principal. However, if the Custodian has made available to a Fund its services as a principal in foreign exchange transactions and subject to any separate agreement between the parties relating to such transactions, the Custodian shall enter into foreign exchange contracts or options to purchase and sell foreign currencies for spot and future delivery on behalf of and for the account of the Fund, with the Custodian as principal.

    (n) Pledges or Loans of Securities.

      (1) Upon receipt of Instructions from a Fund, the Custodian will release or cause to be released Securities held in custody to the pledgees designated in such Instructions by way of pledge or hypothecation to secure loans incurred by such Fund with various lenders including but not limited to UMB Bank, n.a.; provided, however, that the Securities shall be released only upon payment to the Custodian of the monies borrowed, except that in cases where additional collateral is required to secure existing borrowings, further Securities may be released or delivered, or caused to be released or delivered for that purpose upon receipt of Instructions. Upon receipt of Instructions, the Custodian will pay, but only from funds available for such purpose, any such loan upon re-delivery to it of the Securities pledged or hypothecated therefor and upon surrender of the note or notes evidencing such loan. In lieu of delivering collateral to a pledgee, the Custodian, on the receipt of Instructions, shall transfer the pledged Securities to a segregated account for the benefit of the pledgee.

      (2) Upon receipt of Special Instructions, and execution of a separate Securities Lending Agreement, the Custodian will release Securities held in custody to the borrower designated in such Instructions and may, except as otherwise provided below, deliver such Securities prior to the receipt of collateral, if any, for such borrowing, provided that, in case of loans of Securities held by a Securities System that are secured by cash collateral, the Custodian's instructions to the Securities System shall require that the Securities System deliver the Securities of the appropriate Fund to the borrower thereof only upon receipt of the collateral for such borrowing. The Custodian shall have no responsibility or liability for any loss arising from the delivery of Securities prior to the receipt of collateral. Upon receipt of Instructions and the loaned Securities, the Custodian will release the collateral to the borrower.

    (o)  Stock Dividends, Rights, Etc.

    The Custodian shall receive and collect all stock dividends, rights, and other items of like nature and, upon receipt of Instructions, take action with respect to the same as directed in such Instructions.

    (p) Routine Dealings.

    The Custodian will, in general, attend to all routine and mechanical matters in accordance with industry standards in connection with the sale, exchange, substitution, purchase, transfer, or other dealings with Securities or other property of each Fund except as may be otherwise provided in this Agreement or directed from time to time by Instructions from any particular Fund. The Custodian may also make payments to itself or others from the Assets for disbursements and out-of-pocket expenses incidental to handling Securities or other similar items relating to its duties under this Agreement, provided that all such payments shall be accounted for to the appropriate Fund.

    (q)  Collections.

    The Custodian shall (a) collect amounts due and payable to each Fund with respect to portfolio Securities and other Assets; (b) promptly credit to the account of each Fund all income and other payments relating to portfolio Securities and other Assets held by the Custodian hereunder upon Custodian's receipt of such income or payments or as otherwise agreed in writing by the Custodian and any particular Fund; (c) promptly endorse and deliver any instruments required to effect such collection; and (d) promptly execute ownership and other certificates and affidavits for all federal, state, local and foreign tax purposes in connection with receipt of income or other payments with respect to portfolio Securities and other Assets, or in connection with the transfer of such Securities or other Assets; provided, however, that with respect to portfolio Securities registered in so-called street name, or physical Securities with variable interest rates, the Custodian shall use its best efforts to collect amounts due and payable to any such Fund. The Custodian shall notify a Fund in writing by facsimile transmission or in such other manner as such Fund and Custodian may agree in writing if any amount payable with respect to portfolio Securities or other Assets is not received by the Custodian when due. The Custodian shall not be responsible for the collection of amounts due and payable with respect to portfolio Securities or other Assets that are in default.




    (r)  Bank Accounts.

    Upon Instructions, the Custodian shall open and operate a bank account or accounts on the books of the Custodian; provided that such bank account(s) shall be in the name of the Custodian or a nominee thereof, for the account of one or more Funds, and shall be subject only to draft or order of the Custodian. The responsibilities of the Custodian to any one or more such Funds for deposits accepted on the Custodian's books shall be that of a U.S. bank for a similar deposit.

    (s) Dividends, Distributions and Redemptions.

    To enable each Fund to pay dividends or other distributions to shareholders of each such Fund and to make payment to shareholders who have requested repurchase or redemption of their shares of each such Fund (collectively, the "Shares"), the Custodian shall release cash or Securities insofar as available. In the case of cash, the Custodian shall, upon the receipt of Instructions, transfer such funds by check or wire transfer to any account at any bank or trust company designated by each such Fund in such Instructions. In the case of Securities, the Custodian shall, upon the receipt of Special Instructions, make such transfer to any entity or account designated by each such Fund in such Special Instructions.

    (t) Proceeds from Shares Sold.

    The Custodian shall receive funds representing cash payments received for shares issued or sold from time to time by each Fund, and shall credit such funds to the account of the appropriate Fund. The Custodian shall notify the appropriate Fund of Custodian's receipt of cash in payment for shares issued by such Fund by facsimile transmission or in such other manner as such Fund and the Custodian shall agree. Upon receipt of Instructions, the Custodian shall: (a) deliver all federal funds received by the Custodian in payment for shares as may be set forth in such Instructions and at a time agreed upon between the Custodian and such Fund; and (b) make federal funds available to a Fund as of specified times agreed upon from time to time by such Fund and the Custodian, in the amount of checks received in payment for shares which are deposited to the accounts of such Fund.

    (u) Proxies and Notices; Compliance with the Shareholders Communication Act of 1985.

    The Custodian shall deliver or cause to be delivered to the appropriate Fund all forms of proxies, all notices of meetings, and any other notices or announcements affecting or relating to Securities owned by such Fund that are received by the Custodian, any Subcustodian, or any nominee of either of them, and, upon receipt of Instructions, the Custodian shall execute and deliver, or cause such Subcustodian or nominee to execute and deliver, such proxies or other authorizations as may be required. Except as directed pursuant to Instructions, neither the Custodian nor any Subcustodian or nominee shall vote upon any such Securities, or execute any proxy to vote thereon, or give any consent or take any other action with respect thereto.

    The Custodian will not release the identity of any Fund to an issuer which requests such information pursuant to the Shareholder Communications Act of 1985 for the specific purpose of direct communications between such issuer and any such Fund unless a particular Fund directs the Custodian otherwise in writing.

    (v) Books and Records.

    The Custodian shall maintain such records relating to its activities under this Agreement as are required to be maintained by Rule 31a-1 under the Investment Company Act of 1940 ("the 1940 Act") and to preserve them for the periods prescribed in Rule 31a-2 under the 1940 Act. These records shall be open for inspection by duly authorized officers, employees or agents (including independent public accountants) of the appropriate Fund during normal business hours of the Custodian.

    The Custodian shall provide accountings relating to its activities under this Agreement as shall be agreed upon by each Fund and the Custodian.


    (w) Opinion of Fund's Independent Certified Public Accountants.

    The Custodian shall take all reasonable action as each Fund may request to obtain from year to year favorable opinions from each such Fund's independent certified public accountants with respect to the Custodian's activities hereunder and in connection with the preparation of each such Fund's periodic reports to the SEC and with respect to any other requirements of the SEC.

    (x) Reports by Independent Certified Public Accountants.

    At the request of a Fund, the Custodian shall deliver to such Fund a written report prepared by the Custodian's independent certified public accountants with respect to the services provided by the Custodian under this Agreement, including, without limitation, the Custodian's accounting system, internal accounting control and procedures for safeguarding cash, Securities and other Assets, including cash, Securities and other Assets deposited and/or maintained in a Securities System or with a Subcustodian. Such report shall be of sufficient scope and in sufficient detail as may reasonably be required by such Fund and as may reasonably be obtained by the Custodian.

    (y) Bills and Other Disbursements.

    Upon receipt of Instructions, the Custodian shall pay, or cause to be paid, all bills, statements, or other obligations of a Fund.

5. SUBCUSTODIANS.

    From time to time, in accordance with the relevant provisions of this Agreement, the Custodian may appoint one or more Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians, or Interim Subcustodians (as each are hereinafter defined) to act on behalf of any one or more Funds. A Domestic Subcustodian, in accordance with the provisions of this Agreement, may also appoint a Foreign Subcustodian, Special Subcustodian, or Interim Subcustodian to act on behalf of any one or more Funds. For purposes of this Agreement, all Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians and Interim Subcustodians shall be referred to collectively as "Subcustodians".

    (a) Domestic Subcustodians.

    The Custodian may, at any time and from time to time, appoint any bank as defined in Section 2(a)(5) of the 1940 Act or any trust company or other entity, any of which meet the requirements of a custodian under Section 17(f) of the 1940 Act and the rules and regulations thereunder, to act for the Custodian on behalf of any one or more Funds as a subcustodian for purposes of holding Assets of such Fund(s) and performing other functions of the Custodian within the United States (a "Domestic Subcustodian"). Each Fund shall approve in writing the appointment of the proposed Domestic Subcustodian; and the Custodian's appointment of any such Domestic Subcustodian shall not be effective without such prior written approval of the Fund(s). Each such duly approved Domestic Subcustodian shall be listed on Appendix A attached hereto, as it may be amended, from time to time.

    (b) Foreign Subcustodians.

    The Custodian may at any time appoint, or cause a Domestic Subcustodian to appoint, any bank, trust company or other entity meeting the requirements of an "eligible foreign custodian" under Section 17(f) of the 1940 Act and the rules and regulations thereunder to act for the Custodian on behalf of any one or more Funds as a subcustodian or sub-subcustodian (if appointed by a Domestic Subcustodian) for purposes of holding Assets of the Fund(s) and performing other functions of the Custodian in countries other than the United States of America (hereinafter referred to as a "Foreign Subcustodian" in the context of either a subcustodian or a sub-subcustodian); provided that the Custodian shall have obtained written confirmation from each Fund of the approval of the Board of Trustees or other governing body of each such Fund (which approval may be withheld in the sole discretion of such Board of Trustees or other governing body or entity) with respect to (i) the identity of any proposed Foreign Subcustodian (including branch designation), (ii) the country or countries in which, and the securities depositories or clearing agencies (hereinafter "Securities Depositories and Clearing Agencies"), if any, through which, the Custodian or any proposed Foreign Subcustodian is authorized to hold Securities and other Assets of each such Fund, and (iii) the form and terms of the subcustodian agreement to be entered into with such proposed Foreign Subcustodian. Each such duly approved Foreign Subcustodian and the countries where and the Securities Depositories and Clearing Agencies through which they may hold Securities and other Assets of the Fund(s) shall be listed on Appendix A attached hereto, as it may be amended, from time to time. Each Fund shall be responsible for informing the Custodian sufficiently in advance of a proposed investment which is to be held in a country in which no Foreign Subcustodian is authorized to act, in order that there shall be sufficient time for the Custodian, or any Domestic Subcustodian, to effect the appropriate arrangements with a proposed Foreign Subcustodian, including obtaining approval as provided in this Section 5(b). In connection with the appointment of any Foreign Subcustodian, the Custodian shall, or shall cause the Domestic Subcustodian to, enter into a subcustodian agreement with the Foreign Subcustodian in form and substance approved by each such Fund. The Custodian shall not consent to the amendment of, and shall cause any Domestic Subcustodian not to consent to the amendment of, any agreement entered into with a Foreign Subcustodian, which materially affects any Fund's rights under such agreement, except upon prior written approval of such Fund pursuant to Special Instructions.

    (c) Interim Subcustodians.

    Notwithstanding the foregoing, in the event that a Fund shall invest in an Asset to be held in a country in which no Foreign Subcustodian is authorized to act, the Custodian shall notify such Fund in writing by facsimile transmission or in such other manner as such Fund and the Custodian shall agree in writing of the unavailability of an approved Foreign Subcustodian in such country; and upon the receipt of Special Instructions from such Fund, the Custodian shall, or shall cause its Domestic Subcustodian to, appoint or approve an entity (referred to herein as an "Interim Subcustodian") designated in such Special Instructions to hold such Security or other Asset.

    (d) Special Subcustodians.

    Upon receipt of Special Instructions, the Custodian shall, on behalf of a Fund, appoint one or more banks, trust companies or other entities designated in such Special Instructions to act for the Custodian on behalf of such Fund as a subcustodian for purposes of: (i) effecting third-party repurchase transactions with banks, brokers, dealers or other entities through the use of a common custodian or subcustodian; (ii) providing depository and clearing agency services with respect to certain variable rate demand note Securities, (iii) providing depository and clearing agency services with respect to dollar denominated Securities, and (iv) effecting any other transactions designated by such Fund in such Special Instructions. Each such designated subcustodian (hereinafter referred to as a "Special Subcustodian") shall be listed on Appendix A attached hereto, as it may be amended from time to time. In connection with the appointment of any Special Subcustodian, the Custodian shall enter into a subcustodian agreement with the Special Subcustodian in form and substance approved by the appropriate Fund in Special Instructions. The Custodian shall not amend any subcustodian agreement entered into with a Special Subcustodian, or waive any rights under such agreement, except upon prior approval pursuant to Special Instructions.

    (e) Termination of a Subcustodian.

    The Custodian may, at any time in its discretion upon notification to the appropriate Fund(s), terminate any Subcustodian of such Fund(s) in accordance with the termination provisions under the applicable subcustodian agreement, and upon the receipt of Special Instructions, the Custodian will terminate any Subcustodian in accordance with the termination provisions under the applicable subcustodian agreement.

    (f) Certification Regarding Foreign Subcustodians.

    Upon request of a Fund, the Custodian shall deliver to such Fund a certificate stating: (i) the identity of each Foreign Subcustodian then acting on behalf of the Custodian; (ii) the countries in which and the Securities Depositories and Clearing Agencies through which each such Foreign Subcustodian is then holding cash, Securities and other Assets of such Fund; and (iii) such other information as may be requested by such Fund, and as the Custodian shall be reasonably able to obtain, to evidence compliance with rules and regulations under the 1940 Act.


6. STANDARD OF CARE.

    (a) General Standard of Care.

    The Custodian shall be liable to a Fund for all losses, damages and reasonable costs and expenses suffered or incurred by such Fund resulting from the negligence or willful misfeasance of the Custodian; provided, however, in no event shall the Custodian be liable for special, indirect or consequential damages arising under or in connection with this Agreement.

    (b) Actions Prohibited by Applicable Law, Events Beyond Custodian's Control, Sovereign Risk, Etc.

    In no event shall the Custodian or any Domestic Subcustodian incur liability hereunder (i) if the Custodian or any Subcustodian or Securities System, or any subcustodian, Securities System, Securities Depository or Clearing Agency utilized by the Custodian or any such Subcustodian, or any nominee of the Custodian or any Subcustodian (individually, a "Person") is prevented, forbidden or delayed from performing, or omits to perform, any act or thing which this Agreement provides shall be performed or omitted to be performed, by reason of:
(a) any provision of any present or future law or regulation or order of the United States of America, or any state thereof, or of any foreign country, or political subdivision thereof or of any court of competent jurisdiction (and neither the Custodian nor any other Person shall be obligated to take any action contrary thereto); or (b) any event beyond the control of the Custodian or other Person such as armed conflict, riots, strikes, lockouts, labor disputes, equipment or transmission failures, natural disasters, or failure of the mails, transportation, communications or power supply; or (ii) for any loss, damage, cost or expense resulting from "Sovereign Risk." A "Sovereign Risk" shall mean nationalization, expropriation, currency devaluation, revaluation or fluctuation, confiscation, seizure, cancellation, destruction or similar action by any governmental authority, de facto or de jure; or enactment, promulgation, imposition or enforcement by any such governmental authority of currency restrictions, exchange controls, taxes, levies or other charges affecting a Fund's Assets; or acts of armed conflict, terrorism, insurrection or revolution; or any other act or event beyond the Custodian's or such other Person's control.

    (c) Liability for Past Records.

    Neither the Custodian nor any Domestic Subcustodian shall have any liability in respect of any loss, damage or expense suffered by a Fund, insofar as such loss, damage or expense arises from the performance of the Custodian or any Domestic Subcustodian in reliance upon records that were maintained for such Fund by entities other than the Custodian or any Domestic Subcustodian prior to the Custodian's employment hereunder.

    (d) Advice of Counsel.

    The Custodian and all Domestic Subcustodians shall be entitled to receive and act upon advice of counsel of its own choosing on all matters. The Custodian and all Domestic Subcustodians shall be without liability for any actions taken or omitted in good faith pursuant to the advice of counsel.

    (e) Advice of the Fund and Others.

    The Custodian and any Domestic Subcustodian may rely upon the advice of any Fund and upon statements of such Fund's accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and neither the Custodian nor any Domestic Subcustodian shall be liable for any actions taken or omitted, in good faith, pursuant to such advice or statements.

    (f) Instructions Appearing to be Genuine.

    The Custodian and all Domestic Subcustodians shall be fully protected and indemnified in acting as a custodian hereunder upon any Resolutions of the Board of Trustees, Instructions, Special Instructions, advice, notice, request, consent, certificate, instrument or paper appearing to it to be genuine and to have been properly executed and shall, unless otherwise specifically provided herein, be entitled to receive as conclusive proof of any fact or matter required to be ascertained from any Fund hereunder a certificate signed by any officer of such Fund authorized to countersign or confirm Special Instructions.

    (g) Exceptions from Liability.

    Without limiting the generality of any other provisions hereof, neither the Custodian nor any Domestic Subcustodian shall be under any duty or obligation to inquire into, nor be liable for:

        (i) the validity of the issue of any Securities purchased by or for any Fund, the legality of the purchase thereof or evidence of ownership required to be received by any such Fund, or the propriety of the decision to purchase or amount paid therefor;

        (ii) the legality of the sale of any Securities by or for any Fund, or the propriety of the amount for which the same were sold; or

        (iii) any other expenditures, encumbrances of Securities, borrowings or similar actions with respect to any Fund's Assets;

and may, until notified to the contrary, presume that all Instructions or Special Instructions received by it are not in conflict with or in any way contrary to any provisions of the Trust's Declaration of Trust, Partnership Agreement, Articles of Incorporation or By-Laws or votes or proceedings of the shareholders, partners or Trustees of the Trust, or any such Fund's currently effective Registration Statement on file with the SEC.

7. LIABILITY OF THE CUSTODIAN FOR ACTIONS OF OTHERS.

    (a)  Domestic Subcustodians

    The Custodian shall be liable for the acts or omissions of any Domestic Subcustodian to the same extent as if such actions or omissions were performed by the Custodian itself.

    (b) Liability for Acts and Omissions of Foreign Subcustodians.

    The Custodian shall be liable to a Fund for any loss or damage to such Fund caused by or resulting from the acts or omissions of any Foreign Subcustodian to the extent that, under the terms set forth in the subcustodian agreement between the Custodian or a Domestic Subcustodian and such Foreign Subcustodian, the Foreign Subcustodian has failed to perform in accordance with the standard of conduct imposed under such subcustodian agreement and the Custodian or Domestic Subcustodian recovers from the Foreign Subcustodian under the applicable subcustodian agreement.

    (c) Securities Systems, Interim Subcustodians, Special Subcustodians, Securities Depositories and Clearing Agencies.

    The Custodian shall not be liable to any Fund for any loss, damage or expense suffered or incurred by such Fund resulting from or occasioned by the actions or omissions of a Securities System, Interim Subcustodian, Special Subcustodian, or Securities Depository and Clearing Agency unless such loss, damage or expense is caused by, or results from, the negligence or willful misfeasance of the Custodian.

    (d) Defaults or Insolvency's of Brokers, Banks, Etc.

    The Custodian shall not be liable for any loss, damage or expense suffered or incurred by any Fund resulting from or occasioned by the actions, omissions, neglects, defaults or insolvency of any broker, bank, trust company or any other person with whom the Custodian may deal (other than any of such entities acting as a Subcustodian, Securities System or Securities Depository and Clearing Agency, for whose actions the liability of the Custodian is set out elsewhere in this Agreement) unless such loss, damage or expense is caused by, or results from, the negligence or willful misfeasance of the Custodian.

    (e) Reimbursement of Expenses.

    Each Fund agrees to reimburse the Custodian for all out-of-pocket expenses incurred by the Custodian in connection with this Agreement, but excluding salaries and usual overhead expenses.

8. INDEMNIFICATION.

    (a) Indemnification by Fund.

    Subject to the limitations set forth in this Agreement, each Fund agrees to indemnify and hold harmless the Custodian and its nominees from all losses, damages and expenses (including attorneys' fees) suffered or incurred by the Custodian or its nominee caused by or arising from actions taken by the Custodian, its employees or agents in the performance of its duties and obligations under this Agreement, including, but not limited to, any indemnification obligations undertaken by the Custodian under any relevant subcustodian agreement; provided, however, that such indemnity shall not apply to the extent the Custodian is liable under Sections 6 or 7 hereof.

    If any Fund requires the Custodian to take any action with respect to Securities, which action involves the payment of money or which may, in the opinion of the Custodian, result in the Custodian or its nominee assigned to such Fund being liable for the payment of money or incurring liability of some other form, such Fund, as a prerequisite to requiring the Custodian to take such action, shall provide indemnity to the Custodian in an amount and form satisfactory to it.

    (b) Indemnification by Custodian.

    Subject to the limitations set forth in this Agreement and in addition to the obligations provided in Sections 6 and 7, the Custodian agrees to indemnify and hold harmless each Fund from all losses, damages and expenses suffered or incurred by each such Fund caused by the negligence or willful misfeasance of the Custodian.

9.  ADVANCES.

    This Section 9 is limited to the eligible Funds and each such Fund's borrowing limitation as listed on Appendix C of this Agreement. In the event that, pursuant to Instructions, the Custodian or any Subcustodian, Securities System, or Securities Depository or Clearing Agency acting either directly or indirectly under agreement with the Custodian (each of which for purposes of this Section 9 shall be referred to as "Custodian"), makes any payment or transfer of funds on behalf of any Fund as to which there would be, at the close of business on the date of such payment or transfer, insufficient funds held by the Custodian on behalf of any such Fund, the Custodian may, in its discretion without further Instructions, provide an advance ("Advance") to any such Fund in an amount sufficient to allow the completion of the transaction by reason of which such payment or transfer of funds is to be made. Any such Advance shall not exceed a Fund's or the 1940 Act's limitation concerning borrowings. The duty to ensure that the Advance did not exceed a Fund's or the 1940 Act's limitations concerning borrowing shall be on the applicable Fund's investment adviser and not a duty of the Company or the Custodian. In addition, in the event the Custodian is directed by Instructions to make any payment or transfer of funds on behalf of any Fund as to which it is subsequently determined that such Fund has overdrawn its cash account with the Custodian as of the close of business on the date of such payment or transfer, said overdraft shall constitute an Advance. Any Advance shall be payable by the Fund on behalf of which the Advance was made on demand by Custodian, unless otherwise agreed by such Fund and the Custodian, and shall accrue interest from the date of the Advance to the date of payment by such Fund to the Custodian at a rate agreed upon in writing from time to time by the Custodian and such Fund. It is understood that any transaction in respect of which the Custodian shall have made an Advance, including but not limited to a foreign exchange contract or transaction in respect of which the Custodian is not acting as a principal, is for the account of and at the risk of the Fund on behalf of which the Advance was made, and not, by reason of such Advance, deemed to be a transaction undertaken by the Custodian for its own account and risk. The Custodian and each of the Funds which are parties to this Agreement acknowledge that the purpose of Advances is to finance temporarily the purchase or sale of Securities for prompt delivery in accordance with the settlement terms of such transactions or to meet emergency expenses not reasonably foreseeable by a Fund. The Custodian shall promptly notify the appropriate Fund of any Advance. Such notification shall be sent by facsimile transmission or in such other manner as such Fund and the Custodian may agree.

10. LIENS.

    Subject to the provisions of Section 16(j) of this Agreement, the Custodian shall have a lien on the Property in a Custody Account to secure payment of fees and expenses for the services rendered under this Agreement. If the Custodian advances cash or securities to a Fund for any purpose or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of its duties hereunder, except such as may arise from its or its nominee's negligent action, negligent failure to act or willful misconduct, any Property at any time held for the Custody Account of such Fund shall be security therefore and such Fund hereby grants a security interest therein to the Custodian. The applicable Fund shall promptly reimburse the Custodian for any such advance of cash or securities or any such taxes, charges, expenses, assessments, claims or liabilities upon request for payment, but should such Fund fail to so reimburse the Custodian, the Custodian shall be entitled to dispose of such Property to the extent necessary to obtain reimbursement. The Custodian shall be entitled to debit any account of such Fund with the Custodian including, without limitation, the applicable Fund's Custody Account, in connection with any such advance and any interest on such advance as the Custodian deems reasonable.

11. COMPENSATION.

    Each Fund will pay to the Custodian such compensation as is agreed to in writing by the Custodian and the Trust from time to time. Such compensation, together with all amounts for which the Custodian is to be reimbursed in accordance with Section 7(e), shall be billed to each such Fund and paid in cash to the Custodian.

    Notwithstanding any provision in this Agreement to the contrary, any amount owed by a Fund to the Custodian (including a Domestic Sub-Custodian, Foreign Sub-Custodian, Securities System, Interim Sub-Custodian, Special Sub-Custodian, Securities Depository and/or Clearing Agency) arising out of an Account of such Fund shall be paid only out of the Assets of such Fund.

12. POWERS OF ATTORNEY.

    Upon request, each Fund shall deliver to the Custodian such proxies, powers of attorney or other instruments as may be reasonable and necessary or desirable in connection with the performance by the Custodian or any Subcustodian of their respective obligations under this Agreement or any applicable subcustodian agreement.

13. TERMINATION AND ASSIGNMENT.

    The Trust, on behalf of any Fund, or the Custodian may terminate this Agreement by notice in writing, delivered or mailed, postage prepaid (certified mail, return receipt requested) to the other not less than 90 days prior to the date upon which such termination shall take effect. Upon termination of this Agreement, the appropriate Fund shall pay to the Custodian such fees as may be due the Custodian hereunder as well as its reimbursable disbursements, costs and expenses paid or incurred. Upon termination of this Agreement, the Custodian shall deliver, at the terminating party's expense, all Assets held by it hereunder to the appropriate Fund or as otherwise designated by such Fund by Special Instructions. Upon such delivery, the Custodian shall have no further obligations or liabilities under this Agreement except as to the final resolution of matters relating to activity occurring prior to the effective date of termination.

    This Agreement may not be assigned by the Custodian or the Trust without the respective consent of the other, duly authorized by a resolution by its Board of Directors or Trustees.


14. ADDITIONAL FUNDS.

    An additional Fund or Funds may become a party to this Agreement after the date hereof by an instrument in writing to such effect signed by the Trust, on behalf of such Fund or Funds and the Custodian. If this Agreement is terminated as to one or more of the Funds (but less than all of the Funds) or if an additional Fund or Funds shall become a party to this Agreement, there shall be delivered to each party an Appendix B or an amended Appendix B, signed by the Trust, on behalf of each of the additional Funds (if any) and each of the remaining Funds as well as the Custodian, deleting or adding such Fund or Funds, as the case may be. The termination of this Agreement as to less than all of the Funds shall not affect the obligations of the Custodian and the remaining Funds hereunder as set forth on the signature page hereto and in Appendix B as revised from time to time.

15. NOTICES.

    As to each Fund, notices, requests, instructions and other writings delivered to the Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, postage prepaid, or to such other address as any particular Fund may have designated to the Custodian in writing, shall be deemed to have been properly delivered or given to a Fund.

    Notices, requests, instructions and other writings delivered to the Securities Administration department of the Custodian at its office at 928 Grand Blvd., 5th Floor, Attn: Bonnie Johnson, Kansas City, Missouri 64106, postage prepaid, or to such other addresses as the Custodian may have designated to each Fund in writing, shall be deemed to have been properly delivered or given to the Custodian hereunder; provided, however, that procedures for the delivery of Instructions and Special Instructions shall be governed by Section 2(c) hereof.

16. MISCELLANEOUS.

    (a) This Agreement is executed and delivered in the State of Missouri and shall be governed by the laws of such state.

    (b) All of the terms and provisions of this Agreement shall be binding upon, and inure to the benefit of, and be enforceable by the respective successors and assigns of the parties hereto.

    (c) No provisions of this Agreement may be amended, modified or waived, in any manner except in writing, properly executed by both parties hereto; provided, however, Appendix A may be amended from time to time as Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians, and Securities Depositories and Clearing Agencies are approved or terminated according to the terms of this Agreement.

    (d) The captions in this Agreement are included for convenience of reference only, and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

    (e) This Agreement shall be effective as of the date of execution hereof.

    (f) This Agreement may be executed simultaneously in two or more counterparts, each of which will be deemed an original, but all of which together will constitute one and the same instrument.





(g) The following terms are defined terms within the meaning of this Agreement, and the definitions thereof are found in the following sections of the
Agreement:

Term                          Section
----                          -------
Account                       4(b)(3)(ii)
ADR'S                         4(j)
Advance                       9
Assets                        2(b)
Authorized Person             3
Banking Institution           4(1)
Domestic Subcustodian         5(a)
Foreign Subcustodian          5(b)
Instruction                   2(c)(1)
Interim Subcustodian          5(c)
Interest Bearing Deposit      4(1)
Liens                         10
OCC                           4(g)(1)
Person                        6(b)
Procedural Agreement          4(h)
SEC                           4(b)(3)
Securities                    2(a)
Securities Depositories and   5(b)(ii)
Clearing Agencies
Securities System             4(b)(3)
Shares                        4(s)
Sovereign Risk                6(b)
Special Instruction           2(c)(2)
Special Subcustodian          5(d)
Subcustodian                  5
1940 Act                      4(v)

      (h) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid by any court of competent jurisdiction, the remaining portion or portions shall be considered severable and shall not be affected, and the rights and obligations of the parties shall be construed and enforced as if this Agreement did not contain the particular part, term or provision held to be illegal or invalid.

      (i) This Agreement constitutes the entire understanding and agreement of the parties hereto with respect to the subject matter hereof, and accordingly supersedes, as of the effective date of this Agreement, any custodian agreement heretofore in effect between the Fund and the Custodian.

      (j) Notwithstanding any provision in this Agreement to the contrary, any amount owed by a Fund to the Custodian (including a Domestic Sub-Custodian, Foreign Sub-Custodian, Securities System, Interim Sub-Custodian, Special Sub-Custodian, Securities Depository and/or Clearing Agency) arising out of an Account of such Fund shall be paid only out of the Assets of such Fund.

      IN WITNESS WHEREOF, the parties hereto have caused this Custody Agreement to be executed by their respective duly authorized officers.


                                  THE WORLD INSURANCE TRUST

Attest: /s/ Julie Gibbs           By:/s/ John Pasco, III
--------------------------------
                                  -----------------------------------

                                  Name:  John Pasco, III
                                  -----------------------------------

                                  Title:   Chairman and Chief
                                  Executive Officer
                                  -----------------------------------

                                  Date:    November 8, 2004
                                  -----------------------------------


                                 UMB BANK, N.A.

Attest:  /s/Bonnie L. Johnson     By:/s/ Ralph R. Santoro
--------------------------------
                                  -----------------------------------

                                  Name:  Ralph R. Santoro
                                  -----------------------------------

                                  Title:    Senior Vice President
                                  -----------------------------------

                                  Date:    November 8, 2004
                                  -----------------------------------

                                   APPENDIX A

                                CUSTODY AGREEMENT


DOMESTIC SUBCUSTODIANS:

       Citibank  (Foreign Securities Only)



SECURITIES SYSTEMS:

       Federal Book Entry
       Depository Trust Company


SPECIAL SUBCUSTODIANS:

                      SECURITIES DEPOSITORIES
COUNTRIES                    FOREIGN SUBCUSTODIANS         CLEARING AGENCIES
---------                    ---------------------         -----------------

                                                                       Euroclear




THE WORLD INSURANCE TRUST            UMB BANK, N.A.

By:/s/ John Pasco, III               By:/s/ Ralph R. Santoro
------------------------------------ -------------------------------

Name:  John Pasco, III               Name:  Ralph R. Santoro
------------------------------------ -------------------------------

Title:   Chairman and Chief          Title:    Senior Vice
Executive Officer                    President
------------------------------------ -------------------------------

Date:    November 8, 2004            Date:    November 8, 2004
------------------------------------ -------------------------------

                                   APPENDIX B

                                CUSTODY AGREEMENT


      The following portfolios ("Funds") are hereby made parties to the Custody Agreement dated November 8, 2004, with UMB Bank, n.a. ("Custodian") and The World Insurance Trust, and agree to be bound by all the terms and conditions contained in said Agreement:


                              CSI EQUITY PORTFOLIO








                                  THE WORLD INSURANCE TRUST

Attest:/s/ Julie Gibbs            By:  /s/ John Pasco, III
--------------------------------
                                  -----------------------------------

                                  Name:  John Pasco, III
                                  -----------------------------------

                                  Title:   Chairman and Chief
                                  Executive Officer
                                  -----------------------------------

                                  Date:    November 8, 2004
                                  -----------------------------------


                                 UMB BANK, N.A.

Attest:/s/ Bonnie L. Johnson      By:  /s/ Ralph R. Santoro
--------------------------------
                                  -----------------------------------

                                  Name:  Ralph R. Santoro
                                  -----------------------------------

                                  Title:    Senior Vice President
                                  -----------------------------------

                                  Date:    November 8, 2004
                                  -----------------------------------














                                   APPENDIX C

                                CUSTODY AGREEMENT


     Eligible Funds and Borrowing Limitations - The World Insurance Trust



-----------------------------------------------------------------
Fund Name                  Acceptable       Limitation
                           Reason
-----------------------------------------------------------------
-----------------------------------------------------------------
CSI Equity Portfolio       Temporary        Limited to extent
                           emergency only   allowed under the
                                            1940 Act
-----------------------------------------------------------------

                                                                EXHIBIT 23(h)(1)

                        ADMINISTRATIVE SERVICES AGREEMENT

      Administrative Services Agreement (the "Agreement") dated August 16, 2002 by and between THE WORLD INSURANCE TRUST (the "Trust"), a diversified, open-end management investment company, duly organized as a business trust in accordance with the laws of the State of Delaware and COMMONWEALTH SHAREHOLDER SERVICES, INC. ("CSS"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                                WITNESSETH THAT:

      WHEREAS, the Trust desires to appoint CSS as its Administrative Services Agent, for and on behalf of the currently existing series of the Trust (the "Series") and any additional series of the Trust as may from time to time be created and designated by the Trust and which become subject to this Agreement by the mutual consent of the parties hereto, to perform certain recordkeeping and shareholder servicing functions required of a duly registered investment company to comply with certain provisions of federal, state and local law, rules and regulations, and, as is required, to assist the Trust in preparing and filing certain financial reports, and further to perform certain daily functions in connection with on-going operations of the Trust and the Series, and provide ministerial services to implement the investment decisions of the Trust and the investment adviser of the Series, CSI Capital Management (the "Adviser"); and

      WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

      NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

      Section 1. CSS shall examine and review all records and documents of the Series pertaining to its duties under this Agreement in order to determine and/or recommend how such records and documents shall be maintained.

      Section 2. CSS shall, as necessary for such purposes, advise the Trust and its agents of the information which is deemed to be "necessary" for the performance of its duties under this Agreement, and upon receipt of necessary information and Written or Oral Instructions from the Trust, shall maintain and keep current such shareholder relations records.

      Unless the information necessary to perform the above functions is furnished in writing to CSS by the Trust or its agents (such as Custodians, Transfer Agents, etc.), CSS shall incur no liability and the Trust shall indemnify and hold harmless CSS from and against any liability arising from any discrepancy in the information received by CSS and used in the performance by CSS of its duties.

      It shall be the responsibility of the Trust to furnish CSS with the net asset value per share, declaration, record and payment dates and amounts of any dividends or income and any other special actions required concerning each of its securities.

      CSS shall maintain such shareholder records above mentioned as required by regulation and as agreed upon between the Trust and CSS.

      Section 3. The Trust shall confirm to the Trust's Transfer Agent all purchases and redemptions of shares of the Series effected through the Trust or its distributor, as and when such orders are accepted by the Trust or an authorized agent of the Trust designated for that purpose. CSS shall receive from the Trust's Transfer Agent daily reports of share purchases, redemptions, and total shares outstanding, and shall be accountable for the information contained in such reports of purchases and redemptions when received. It is agreed by the parties that the net asset value per share of the Trust will be calculated in accordance with Rule 22c-l under the Investment Company Act of 1940, as amended (the "1940 Act"), and as otherwise directed by the Board of Trustees of the Trust.

      CSS shall reconcile its records of outstanding shares and shareholder accounts with the Trust's Transfer Agent periodically, and not less frequently than monthly.

      Section 4. CSS shall provide assistance to the Trust in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Trust may from time to time agree.

      Section 5. The accounts and records maintained by CSS shall be the property of the Trust, and shall be made available to the Trust, within a reasonable period of time, upon demand. CSS shall assist the Trust's independent auditors, or any other person authorized by the Trust or, upon demand, any regulatory body as authorized by law or regulation, in any requested review of the Trust's accounts and records but shall be reimbursed for all reasonable and documented expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from the Trust of any necessary information, CSS shall assist the Trust in organizing necessary data for the Trust's completion of any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Trust and CSS shall agree upon from time to time.

      Section 6. CSS and the Trust may from time to time adopt procedures they agree upon, and, absent knowledge to the contrary, CSS may conclusively assume that any procedure approved by the Trust or directed by the Trust, does not conflict with or violate any requirements of Trust's Prospectus(es), Certificate of Trust, By-Laws, registration statements, orders, or any rule or regulation of any regulatory body or governmental agency. The Trust (acting through its officers or other agents) shall be responsible for notifying CSS of any changes in regulations or rules which might necessitate changes in the Trust's procedures.

      Section 7. CSS may rely upon the advice of the Trust and upon statements of the Trust's lawyers, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

      Section 8. CSS shall not be liable for any actions taken in good faith reliance upon any authorized Oral Instructions, any Written Instructions and certified copy of any resolution of the Board of Trustees of the Trust or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons.

      CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Trust until receipt of notification thereof by the Trust.

      The Trust shall indemnify and hold CSS harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Trust, or the failure of the Trust to provide any information needed by CSS knowledgeably to perform its functions hereunder. Also, the Trust shall indemnify and hold harmless CSS from all claims and liabilities (including reasonable documented expenses for legal counsel) incurred by or assessed against CSS in connection with the performance of this Agreement, except such as may arise from CSS's own negligent action, omission or willful misconduct; provided, however, that before confessing any claim against it, CSS shall give the Trust reasonable opportunity to defend against such claim in the name of the Trust or CSS or both.

      Section 9. The Trust agrees to pay CSS compensation for its services and to reimburse it for expenses, as set forth in Schedule A attached hereto, or as shall be set forth in amendments to such schedule approved by the Trust's Board of Trustees and CSS.

      Section 10. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Trust and CSS are open. CSS will be open for business on days when the Trust is open for business and/or as otherwise set forth in the Trust's Prospectus(es) and Statement(s) of Additional Information.

      Section 11. Either the Trust or CSS may give written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice, which time shall be not less than sixty (60) days from the giving of such notice. Such termination shall be without penalty.

      Section 12. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that Oral Instructions may be given if authorized by the Board of the Trust and preceded by a certificate from the Trust's Secretary so attesting.

      Notices to the Trust shall be directed to:
           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229

      Notices to CSS shall be directed to:

           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229

      Section 13. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      Section 14. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Trust without the written consent of CSS, or by CSS without the written consent of the Trust, authorized or approved by a resolution of its Board of Trustees.

      Section 15. For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean:
      Oral Instructions: The term Oral Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in person or by telephone, telegram, telecopy, or other mechanical or documentary means lacking a signature, by a person or persons believed in good faith by CSS to be a person or persons authorized by a resolution of the Board of Trustees of the Trust, to give Oral Instructions on behalf of the Trust.

      Written Instructions: The term Written Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in original writing containing original signatures or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by CSS to be the signature of a person authorized by a resolution of the Board of Trustees of the Trust to give Written Instructions on behalf of the Trust.

      The Trust shall file with CSS a certified copy of each resolution of its Board of Trustees authorizing execution of Written Instructions or the transmittal of Oral Instructions as provided above.

      Section 16. This Agreement shall be governed by the laws of the State of Virginia.
      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.

                     THE WORLD INSURANCE TRUST



                     By:  /s/ John Pasco, III
                     -------------------------------
                          John Pasco, III
                          Chairman


                     COMMONWEALTH SHAREHOLDER SERVICES, INC.



                     By:  /s/ John Pasco, III
                     -------------------------------
                          John Pasco, III
                          Chief Executive Officer

                                  SCHEDULE A TO
                        ADMINISTRATIVE SERVICES AGREEMENT
                                 BY AND BETWEEN
                          THE WORLD INSURANCE TRUST AND
                     COMMONWEALTH SHAREHOLDER SERVICES, INC.

      Pursuant to Section 9 of the Administrative Services Agreement, dated August 16, 2002, by and between The World Insurance Trust (the "Trust"), and Commonwealth Shareholder Services, Inc. ("CSS"), on behalf of the Trust, its current Series and any additional series of the Trust as may from time to time be created and designated by the Trust and which becomes subject to this Agreement by the mutual consent of the parties, each Series shall pay CSS a fee calculated and paid monthly as follows:

A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid a fee at the rate of 0.10% per Series per annum of the average daily net assets, payable monthly with a minimum fee of $12,000.

D. In addition to the foregoing, the Trust shall reimburse CSS, from the assets of the Series, for the Series' proportionate share of general expenses incurred for the Trust and for all expenses incurred by the Series individually. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of counsel or accountants in connection with its services to the Trust; postage; long distance telephone; special forms required by the Trust; any travel which may be required in the performance of its duties to the Trust; and any other extraordinary expenses it may incur in connection with its services to the Trust.

                                                                EXHIBIT 23(h)(2)

                            TRANSFER AGENT AGREEMENT

      THIS AGREEMENT, dated August 16, 2002 between The World Insurance Trust, (the "Trust"), a Delaware business trust, on behalf of each of its Series ("Series") operating as an open-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), duly organized and existing under the laws of the State of Delaware, and Fund Services, Inc., a corporation organized under the laws of the State of Virginia ("FSI"), provides as follows:

      WHEREAS, FSI has agreed to act as transfer agent for the purpose of recording the transfer, issuance and redemption of shares of beneficial interest ("Shares") of the Series, transferring the Shares of the Series, disbursing dividends and other distributions to shareholders, filing various tax forms, mailing shareholder information and receiving and responding to various shareholder inquiries;

      NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the parties do hereby agree as follows:

      SECTION 1.The Trust hereby appoints FSI as transfer agent for each of its Series and FSI agrees to act in such capacity upon the terms set forth in this agreement.

      SECTION 2.If a Series issues share certificates, the Trust shall furnish to FSI a supply of blank share certificates and, from time to time, will renew such supply upon FSI's request. Blank share certificates shall be signed manually or by facsimile signatures of officers of the Trust and, if required by FSI, shall bear the Trust's seal or a facsimile thereof.


      SECTION 3.FSI shall make original issues of Shares of the Series in accordance with SECTIONS 13 and 14 below and the Series' then current prospectus, upon receipt of (i) written instructions requesting the issuance,
(ii) a certified copy of a resolution of the Trust's Board of Trustees authorizing the issuance, (iii) necessary funds for the payment of any original issue tax applicable to such additional Shares, (iv) an opinion of the Trust's counsel as to the legality and validity of the issuance, which opinion may provide that it is contingent upon the filing by the Trust of an appropriate notice with the Securities and Exchange Commission, as required by Rule 24f-2 of the 1940 Act, as amended from time to time. If the opinion described in (iv) above is contingent upon a filing under such rule, the Trust shall fully indemnify FSI for any liability arising from the failure of the Trust to comply with such rule.

      SECTION 4.Transfers of Shares of a Series shall be registered and, subject to the provisions of SECTION 10, new share certificates shall be issued by FSI upon surrender of outstanding share certificates in the form deemed by FSI to be properly endorsed for transfer, which form shall include (i) all necessary endorsers' signatures guaranteed by a member firm of a national securities exchange or a domestic commercial bank, (ii) such assurances as FSI may deem necessary to evidence the genuineness and effectiveness of each endorsement and
(iii) satisfactory evidence of compliance with all applicable laws relating to the payment or collection of taxes. FSI shall take reasonable measures as instructed by the Trust and agreed upon by FSI to enable the Trust to identify proposed transfers that, if effected, will likely cause the Trust to fall within the Internal Revenue Code definitions of a personal holding company and shall not make such transfers contrary to the Trust's instructions without the prior written approval of the Trust and its counsel.

      SECTION 5.FSI shall forward share certificates in "non-negotiable" form by first-class or registered mail, or by whatever means FSI deems equally reliable and expeditious. While in transit to the addressee, all deliveries of share certificates shall be insured by FSI as it deems appropriate. FSI shall not mail share certificates in "negotiable" form, unless requested in writing by the Trust and fully indemnified by the Trust to FSI's satisfaction.

      SECTION 6.In registering transfers of Shares a Series, FSI may rely upon the Uniform Commercial Code or any other statutes that, in the opinion of FSI's counsel, protect FSI and the Trust from liability arising from (i) not requiring complete documentation, (ii) registering a transfer without an adverse claim inquiry, (iii) delaying registration for purposes of such inquiry, or (iv) refusing registration whenever an adverse claim requires such refusal.

      SECTION 7.FSI may issue new share certificates in place of those lost, destroyed or stolen, upon receiving indemnity satisfactory to FSI and may issue new share certificates in exchange for, and upon surrender of, mutilated share certificates as FSI deems appropriate.

      SECTION 8.Unless otherwise directed by the Trust, FSI may issue or register share certificates reflecting the signature, or facsimile thereof, of an officer who has died, resigned or been removed by the Trust. The Trust shall file promptly with FSI any approvals, adoptions, or ratifications of such actions as may be required by law or FSI.

      SECTION 9.FSI shall maintain customary stock registry records for the Series, noting the issuance, transfer or redemption of Shares and the issuance and transfer of share certificates. FSI may also maintain for the Trust an account entitled "Unissued Certificate Account" in which it will record the Shares, and fractions thereof, issued and outstanding from time to time for which issuance of share certificates has not been requested. FSI is authorized to keep records for the Series, containing the names and last known addresses of shareholders and planholders, and the number of Shares, and fractions thereof, from time to time owned by them for which no share certificates are outstanding. Each shareholder or planholder will be assigned a single account number for the Series, even though Shares held under each Plan and Shares for which Certificates have been issued will be accounted for separately. Whenever a shareholder deposits Shares represented by share certificates in a Plan that permits the deposit of Shares thereunder, FSI upon receipt of the share certificates registered in the name of the shareholder (or if not registered, in proper form for transfer), shall cancel such share certificates, debit the shareholder's individual account, credit the Shares to the Unissued Share Certificate Account pursuant to SECTION 10 below and credit the deposited Shares to the proper Plan account.

      SECTION 10. FSI shall issue share certificates for Shares of the Series only upon receipt of a written request from a shareholder. If Shares are purchased without such request, FSI shall merely note on its stock registry records the issuance of the Shares and fractions thereof and credit the Unissued Certificate Account and the respective shareholders' accounts with the Shares. Whenever Shares, and fractions thereof, owned by shareholders are surrendered for redemption, FSI may process the transactions by making appropriate entries in the stock transfer records, and debiting the Unissued Certificate Account and the record of issued Shares outstanding; it shall be unnecessary for FSI to reissue share certificates in the name of the Series.

      SECTION 11. FSI shall also perform the usual duties and functions required of a stock transfer agent for a corporation, including but not limited to (i) issuing share certificates as treasury shares, as directed by written instructions, and (ii) transferring share certificates from one shareholder to another in the usual manner. FSI may rely conclusively and act without further investigation upon any list, instruction, certification, authorization, share certificate or other instrument or paper reasonably believed by it in good faith to be genuine and unaltered, and to have been signed, countersigned or executed or authorized by a duly-authorized person or persons, or by the Trust, upon the advice of counsel for the Trust or for FSI, or upon the net asset value quotation of the service agent, as hereinafter defined. FSI may record any transfer of share certificates which it reasonably believes in good faith to have been duly-authorized, or may refuse to record any transfer of share certificates if, in good faith, it deems such refusal necessary in order to avoid any liability on the part of either the Trust or FSI. The Trust agrees to indemnify and hold harmless FSI from and against any and all losses, costs, claims, and liability that it may suffer or incur by reason of such good faith reliance, action or failure to act.


      SECTION 12. FSI shall notify the Trust of any request or demand for the inspection of the Trust's share records. FSI shall abide by the Trust's instructions for granting or denying the inspection; provided, however, FSI may grant the inspection without such instructions if it is advised by its counsel that failure to do so will result in liability to FSI.

      SECTION 13. For purposes of this Section, the Trust hereby instructs FSI to consider shareholder and planholder payments as federal funds on the day indicated below:

      (a) for a wire received prior to 12:00 noon Eastern time, on the same day;
      (b) for a wire received on or after 12:00 noon Eastern time, on the next business day;
      (c) for a check received prior to 12:00 noon Eastern time, on the second business day following receipt; and
      (d) for a check received on or after 12:00 noon Eastern time, on the third business day following receipt.

      Immediately after 4:00 p.m. Eastern time or such other time as the Trust may reasonably specify (the "Valuation Time") on each day that the Trust and FSI are open for business, FSI shall obtain from the Trust's service agent, as specified by the Trust in writing to FSI, a quotation (on which it may conclusively rely) of the net asset value, determined as of the Valuation Time on that day. On each day FSI is open for business, it shall use the net asset value determined by the service agent to compute the number of Shares and fractional Shares to be purchased and the aggregate purchase proceeds to be deposited with the custodian. As necessary but no more frequently than daily (unless a more frequent basis is agreed to by FSI), FSI shall place a purchase order with the custodian for the proper number of Shares and fractional Shares to be purchased and promptly thereafter shall send written confirmation of such purchase to the custodian and the Trust.

      SECTION 14. Having made the calculations required by SECTION 13, FSI shall thereupon pay the custodian the aggregate net asset value of Shares of the Trust purchased. The aggregate number of Shares and fractional Shares purchased shall then be issued daily and credited by FSI to the Unissued Certificate Account. FSI shall also credit each shareholder's separate account with the number of shares purchased by such shareholder. FSI shall promptly thereafter mail written confirmation of the purchase to each shareholder or planholder, and if requested, to a specified broker-dealer and the Trust. Each confirmation shall indicate the prior Share balance, the new Share balance, the Shares held under a Plan (if any), the Shares for which share certificates are outstanding (if any), the amount invested and the price paid for the newly-purchased Shares.

      SECTION 15. Prior to the Valuation Time on each business day, as specified in accordance with SECTION 13 above, FSI shall process all requests to redeem Shares of the Series and advise the custodian of (i) the total number of Shares of the Series available for redemption and (ii) the number of Shares and fractional Shares of the Series requested to be redeemed. Upon confirmation of the net asset value, FSI shall notify the Trust and the custodian of the redemption, apply the redemption proceeds in accordance with SECTION 16 and the Series' prospectus(es), record the redemption in the stock registry books, and debit the redeemed Shares from the Unissued Certificate Account and the individual account of the shareholder or planholder.

      In lieu of carrying out the redemption procedures described in the preceding paragraph, FSI may, at the request of the Trust, sell Shares of a Series to the Series as repurchases from shareholders and/or planholders, provided that the sales price is not less than the applicable redemption price. The redemption procedures shall then be appropriately modified.


      SECTION 16. The proceeds of redemption shall be remitted by FSI in accordance with the Series' then current prospectus(es) as follows:

      (a) By check mailed to the shareholder or planholder at his last known address. The request and stock certificates, if any, for Shares being redeemed must reflect a guarantee of the owner's signature by a domestic commercial bank or trust company or a member firm of a national securities exchange. If share certificates have not been issued to the redeeming shareholder or planholder, the signature of the shareholder or planholder on the redemption request must be similarly guaranteed. The Trust may authorize FSI in writing to waive the signature guarantee for any specific transaction or classes of transactions;

           (b) By wire to a designated bank or broker upon telephone request, without signature guarantee, if such redemption procedure has been elected on the shareholder's or planholder's account information form. Any change in the designated bank or broker account will be acted upon by FSI only if made in writing by the shareholder or planholder, with signature guaranteed as required by paragraph (a) above;

           (c) In case of an expedited telephone redemption, by check payable to the shareholder or planholder of record and mailed for deposit to the bank account designated in the shareholder account information form;

           (d) By other procedures commonly followed by mutual funds, as set forth in written instructions from the Trust and mutually agreed upon by the Trust and FSI.

      For purposes of redemption of shares of the Trust that have been purchased by check within fifteen (15) days prior to receipt of the redemption request, the Trust shall provide FSI with written instructions concerning the time within which such requests may be honored.

      The authority of FSI to perform its responsibilities under SECTIONS 15 and 16 shall be suspended if FSI receives notice of the suspension of the determination of the Trust's net asset value.

      SECTION 17. Upon the declaration of each dividend and each capital gains distribution by the Trust's Board of Trustees, the Trust shall notify FSI of the date of such declaration, the amount payable per share, the record date for determining the shareholders entitled to payment, the payment and the reinvestment date price.

      SECTION 18. On or before each payment date the Trust will transfer, or cause the custodian to transfer, to FSI the total amount of the dividend or distribution currently payable. FSI will, on the designated payment date, reinvest all dividends in additional shares and shall thereupon pay the custodian the aggregate net asset value of the additional shares and shall promptly mail to each shareholder or planholder at his last known address, a statement showing the number of full and fractional shares (rounded to three decimal places) then owned by the shareholder or planholder and the net asset value of such shares; provided, however, that if a shareholder or planholder elects to receive dividends in cash, FSI shall prepare a check in the appropriate amount and mail it to him at his last known address within five (5) business days after the designated payment date.

      SECTION 19. FSI shall maintain records regarding the issuance and redemption of Shares of the Trust and dividend reinvestments. Such records will list the transactions effected for each shareholder and planholder and the number of Shares and fractional Shares owned by each for which no share certificates are outstanding. FSI agrees to make available upon request and to preserve for the periods prescribed in Rule 31a-2 of the 1940 Act, any records related to services provided under this agreement and required to be maintained by Rule 31a-1 of such Act.

      SECTION 20. FSI shall maintain those records necessary to enable the Trust, or its designated agent, to file, in a timely manner, Form N-SAR (Semi-annual report) or any successor monthly, quarterly or annual report required by the 1940 Act, or rules and regulations thereunder.

      SECTION 21. FSI shall cooperate with the Trust's independent public accountants and shall take reasonable action to make all necessary information available to such accountants for the performance of their duties.

      SECTION 22. In addition to the services described above, FSI will perform other services for the Trust as mutually agreed upon in writing from time to time, including but not limited to preparing and filing federal tax forms with the Internal Revenue Service, mailing federal tax information to shareholders, mailing semi-annual shareholder reports, preparing the annual list of shareholders and mailing notices of shareholders' meetings, proxies and proxy statements. FSI shall answer shareholder inquiries related to their share accounts and other correspondence requiring an answer from the Trust. FSI shall maintain dated copies of written communications from shareholders, and replies thereto.

      SECTION 23. Nothing contained in this agreement is intended to or shall require FSI, in any capacity hereunder, to perform any functions or duties on any holiday, weekend or weekday on which day FSI or the New York Stock Exchange ("NYSE")is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the NYSE and FSI are open, unless otherwise required by law; provided, however, that all purchase or redemption requests received by the Trust for a date on which the NYSE is open but FSI is not shall be priced and executed "as of" such date on the next business day FSI is open, unless otherwise required by law.


      SECTION 24. The Trust agrees that each of its Series will pay FSI compensation for its services as set forth in schedule A attached hereto, or as shall be set forth in written amendments to such schedule approved by the Trust and FSI from time to time.

      SECTION 25. FSI shall not be liable for any taxes, assessments or governmental charges that my be levied or assessed on any basis whatsoever in connection with the Trust, or any Plan thereof, shareholder or planholder, excluding taxes assessed against FSI for compensation received by it hereunder.

      SECTION 26. FSI shall not be liable for any non-negligent action taken in good faith and reasonably believed by FSI to be within the powers conferred upon it by this agreement. The Trust shall indemnify FSI and hold it harmless from and against any and all losses, claims, damages, liabilities or expenses (including reasonable expenses for legal counsel) arising directly or indirectly out of or in connection with this agreement; provided such loss, claim, damage, liability or expense is not the direct result of FSI's negligence or willful misconduct, and provided further that FSI shall give the Trust notice and reasonable opportunity to defend any such loss, claim, etc. in the name of the Trust or FSI, or both. Without limiting the foregoing:

           (a) FSI may rely upon the advice of the Trust or counsel to the Trust or FSI, and upon statements of accountants, brokers and other persons believed by FSI in good faith to be experts in the matters upon which they are consulted. FSI shall not be liable for any action taken in good faith reliance upon such advice or statements;

           (b) FSI shall not be liable for any action reasonably taken in good faith reliance upon any written instructions, oral instructions, including the service agent's net asset value quotation, or certified copy of any resolution of the Trust's Board of Trustees; provided, however, that upon receipt of a written instruction countermanding a prior written or oral instruction that has not been fully executed by FSI, FSI shall verify the content of the second written instruction and honor it, to the extent possible. FSI may rely upon the genuineness of any such document, or copy thereof, reasonably believed by FSI in good faith to have been validly executed; and

           (c) FSI may rely, and shall be protected by the Trust in acting upon any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other paper or document reasonably believed by it in good faith to be genuine and to have been signed or presented by the purchaser, Trust or other proper party or parties.

          (d)The Trust shall, as soon as possible, amend its prospectus to conform with the provisions of this agreement and make all necessary filings of the amended prospectus, and shall indemnify
           FSI for any loss, claim or expense  resulting from FSI's reliance
           upon   the   Trust's    representations    in   this   agreement,
           notwithstanding a contrary representation in its prospectus(es).

      SECTION 27. Upon receipt of written instructions, FSI is authorized to make payment upon redemption of Shares without a signature guarantee. The Trust hereby agrees to indemnify and hold FSI harmless from any and all expenses, damages, claims, suits, liabilities, action, demands or losses whatsoever arising out of or in connection with a payment by FSI for redemption of Shares without a signature guarantee. Upon the request of FSI, the Trust shall assume the entire defense of any such action, suit or claim. FSI shall notify the Trust in a timely manner of any such action, suit or claim.

      SECTION 28. The Trust shall deliver or cause to be delivered over to FSI
(i) an accurate list of shareholders of the each Series, showing each shareholder's last known address, number of Shares owned and whether such shares are represented by outstanding share certificates or by non-certificated share accounts, (ii) all records relating to Plans of the Trust, including original applications signed by the planholders and original plan accounts recording payment, deductions, reinvestments, withdrawals and liquidations and (iii) all shareholder records, files, and other materials necessary or appropriate for proper performance of the functions assumed by FSI under this agreement (collectively referred to as the "Materials"). The Trust shall indemnify and hold FSI harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses arising out of or in connection with any error, omission, inaccuracy or other deficiency of such Materials, or out of the failure of the Trust to provide any portion of the Materials or to provide any information needed by FSI to knowledgeably perform its functions.

      SECTION 29. FSI shall, at all times, act in good faith and shall use whatever methods it deems appropriate to ensure the accuracy of all services performed under this agreement. FSI shall be liable only for loss or damage due to errors caused by FSI's negligence, bad faith or willful misconduct or that of its employees.

      SECTION 30. This agreement may be amended from time to time by a written supplemental agreement executed by the Trust and FSI and without notice to or approval of the shareholders or planholders; provided the intent and purposes of any plan, as stated from time to time in the Series' prospectus, are observed. The parties hereto may adopt procedures as may be appropriate or practical under the circumstances, and FSI may conclusively rely on the determination of the Trust that any procedure that has been approved by the Trust does not conflict with or violate any requirement of its Declaration of Trust, Certificate of Trust, By-Laws or prospectus(es), or any rule, regulation or requirement of any regulatory body.


      SECTION 31. The Trust shall file with FSI a certified copy of the operative resolution of its Board of Trustees authorizing the execution of written instructions or the transmittal of oral instructions.

      SECTION 32. The terms, as defined in this Section, whenever used in this agreement or in any amendment or supplement hereto, shall have the meanings specified below, insofar as the context will allow:

          (a)  The Trust: The term Trust shall mean The World Insurance Trust.

          (b) Custodian: The term custodian shall mean Brown Brothers Harriman & Co. or such other custodial institution selected by a Series.

          (c) Series: The term Series shall mean the CSI Equity Portfolio, and any series that the Trust may subsequently establish.

          (d) Securities: The term Securities shall mean bonds, debentures, notes, stocks, shares, evidences of indebtedness, and other securities and investments from time to time owned by a Series of the Trust.

          (e) Share Certificates: The term share certificates shall mean the stock certificates for the Shares of a Series of the Trust.

          (f) Shareholders: The term shareholders shall mean the registered owners from time to time of the Shares of a Series of the Trust, as reflected on the stock registry records of the Series.

          (g) Shares: The term Shares shall mean the issued and outstanding shares of beneficial interest of a Series of the Trust.


          (h) Oral Instructions: The term oral instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to FSI in person or by telephone, vocal telegram or other electronic means, by a person or person reasonably believed in good faith by FSI to be a person or person authorized by a resolution of the Board of Trustees of the Trust to give oral instructions on behalf of the Trust.

          (i) Written Instructions: The term written instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to FSI in original writing containing original signatures, or a copy of such document transmitted by telecopy, including transmission of such signature, or other mechanical or documentary means, at the request of a person or persons reasonably believed in good faith by FSI to be a person or persons authorized by a resolution of the Board of Trustees of the Trust to give written instructions on behalf of the Trust.

          (j) Plan: The term Plan shall include such investment plan, dividends or capital gains reinvestment plans, systematic withdrawal plans or other types of plans set forth in the then current prospectus(es) of the Trust (excluding any qualified retirement plan that is a shareholder of the Trust) in form acceptable to FSI, adopted by the Trust from time to time and made available to its shareholders, including plans or accounts by self-employed individuals or partnerships.

          (k) Planholder: The term Planholder shall mean a shareholder who, at the time of reference, is participating in a Plan, including any underwriter, representative or broker-dealer.

      SECTION 33. In the event that any check or other order for the payment of money is returned unpaid for any reason, FSI shall promptly notify the Trust of the non-payment.

      SECTION 34. Either party may give sixty (60) days written notice to the other of the termination of this agreement, such termination to take effect at the time specified in the notice.

      SECTION 35. Any notice or other communication required by or permitted to be given in connection with this agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties.

      Notice to the Trust shall be given as follows until further notice:

           The World Insurance Trust
           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229
           Attention:  Mr. John Pasco, III, Chairman

      Notice to FSI shall be given as follows until further notice:

           Fund Services, Inc.
           1500 Forest Avenue, Suite 111
           Richmond, Virginia  23229
           Attention:  Mr. William R. Carmichael, Jr., President

      SECTION 36. The Trust represents and warrants to FSI that the execution and delivery of this Transfer Agent Agreement by the undersigned officer of the Trust has been duly and validly authorized by resolution of the Trust's Board of Trustees. FSI represents and warrants to the Trust that the execution and delivery of this agreement by the undersigned officer of FSI has also been duly and validly authorized.

      SECTION 37. This agreement may be executed in more than one counterpart, each of which shall be deemed to be an original.

      SECTION 38. This agreement shall extend to and shall bind the parties hereto and their respective successors and assigns; provided, however, that this agreement shall not be assignable by the Trust without the written consent of FSI or by FSI without the written consent of the Trust, authorized or approved by a resolution of the Trust's Board of Trustees.

       SECTION 39. This agreement shall be governed by the laws of the State of Virginia.


                               THE WORLD INSURANCE TRUST



                               /s/ John Pasco, III
                               By: John Pasco, III
                               Title: Chairman

                               Date:August 16, 2002


                               FUND SERVICES, INC.



                               /s/ John Pasco, III
                               By: John Pasco, III
                               Title:     Director

                               Date:August 16, 2002

                                  Attachment A

                                  FEE SCHEDULE

Fees for Transfer Agent services, per Series, are as shown below:

$6,000 annual fee

Fees are payable monthly at 1/12 the annual rate.


Voice Response Unit (VRU) Fees:
      Monthly Maintenance Fee:            $   375/month

Out of pocket expenses are in addition to the above rates and will be billed monthly, as incurred, with no mark-up or set-off.

                                                                EXHIBIT 23(h)(3)

                          ACCOUNTING SERVICES AGREEMENT



      AGREEMENT dated August 16, 2003, 2002 (the "agreement") between The World Insurance Trust (the "Trust") a Delaware business trust, operating as an open-end management investment company, duly organized and existing under the laws of the State of Delaware, and Commonwealth Fund Accounting, Inc. (the "Company") a corporation duly organized and existing under the laws of the State of Virginia.

                          WITNESSETH THAT:

      WHEREAS, the Trust desires to appoint the Company as its accounting services agent to maintain and keep current the books, accounts, records, journals or other records of original entry relating to the business of the Trust as set forth in Section 2 of this agreement (the "Accounts and Records") and to perform certain other functions in connection with such Accounts and Records; and

      WHEREAS, the Company is willing to perform such functions upon the terms and conditions set forth below; and

      WHEREAS, the Trust will cause to be provided certain information to the Company as set forth below;

      NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto, intending to be legally bound, do hereby agree as follows:


Section 1.  Scope of the Engagement.

(a) The Trust shall promptly turn over to the Company:

           (1) originals or copies of any Accounts and Records previously maintained by or for it or,

           (2) if such records have not been previously created or maintained, any data required to establish and bring current such Accounts and Records.

(b) Thereafter, the Trust shall promptly transmit to the Company, and instruct any other agents for the Trust to promptly transmit to the Company, all information required for the maintenance of correct and accurate Accounts and Records for the Trust.

(c) The Trust acknowledges that such Accounts and Records, and information related thereto, are necessary for the Company to perform its functions under this agreement.

(d) The Trust authorizes the Company to rely on Accounts and Records turned over to it, and information provided to it, by the Trust or its agents. The Trust hereby indemnifies and holds the Company, its successors and assigns harmless of and from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of such Accounts and Records, or such information, or due to the failure of the Trust to provide any portion of such Accounts and Records, or to provide any additional information needed by the Company to knowledgeably perform its functions, within a reasonable time after requested by the Company.


(e) The Company shall make reasonable efforts to isolate and correct any inaccuracies, omissions, discrepancies, or other deficiencies in the Accounts and Records delivered to the Company, to the extent such matters are disclosed to the Company or are discovered by it and are relevant to its performance of its functions under this agreement. The Trust shall provide the Company with such assistance as it may reasonably request in connection with its efforts to correct such matters.

(f) The Trust agrees to pay the Company on a current and ongoing basis for the Company's reasonable time and costs required for the correction of any errors or omissions in the Accounts and Records delivered, or the information provided, to Company by the Trust. Any such payment shall be in addition to the fees and charges payable to the Company under this agreement as set forth in Schedule A attached hereto (which provides for services normally contemplated to be rendered under this agreement), provided that approval of the amount of such payments shall be obtained in advance by the Company from the Trust if and when such additional charges would exceed five percent of the usual charges payable for a period under this agreement.

Section 2. Identification of Services.
           ---------------------------

(a) Upon receipt of the necessary information from the Trust or its agents by written or oral instructions, the Company shall maintain and keep current the following Accounts and Records relating to the business of the Trust, in such form as may be mutually agreed to between the Trust and the Company, and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act"):

      (1)  Cash Receipts Journal
      (2)  Cash Disbursements Journal
      (3)  Dividends Paid and Payable Schedule
      (4)  Purchase and Sales Journals - Portfolio Securities
      (5)  Subscription and Redemption Journals
      (6)  Security Ledgers - Transaction Report and Tax Lot Report
      (7)  Broker Ledger - Commission Report
      (8)  Daily Expense Accruals
      (9)  Daily Interest Accruals
     (10)  Daily Trial Balance
     (11)  Portfolio Interest Receivable and Income Journal
     (12) Listing of Portfolio Holdings showing cost, market value and percentage of Series comprised of each security.

(b) Unless necessary information to perform the above functions is furnished by written or oral instructions to the Company to enable the daily calculation of the Trust's net asset value at the time set by the Trust pursuant to Rule 22c-1 under the 1940 Act, (presently set at the close of trading on the New York Stock Exchange), as provided below in accordance with the time frame identified in Section 7, the Company shall incur no liability, and the Trust shall indemnify and hold harmless the Company from and against any liability arising from any failure to provide complete information or from any discrepancy between the information received by the Company and used in such calculations and any subsequent information received from the Trust or any of its designated agents.

(c) The scope and quality of the services to be provided under this agreement are based upon, and specifically incorporate, the assumptions (the "Basic Assumptions") appended to this agreement as Schedule B. The Trust agrees that material deviations from the Basic Assumptions will be made only by mutual agreement of the Trust and the Company, and deviations from such Basic Assumptions may affect the ability of the Company to provide the services called for under this agreement.

Section 3. Pricing.
           --------

(a) The Company shall perform ministerial calculations necessary to calculate the Trust's net asset value daily, in accordance with the Trust's current prospectus and utilizing the information described in this Section.

(b) Portfolio investments for which market quotations are available to the Company by use of an automated financial service (a "Pricing Service") shall be valued based on the closing prices of the Series investment reported by such Pricing Service except where the Trust has given or caused to be given specific written or oral instructions to utilize a different value. Notwithstanding any information obtained from a Pricing Service, all Series securities shall be given such values as the Trust shall direct by written or oral instructions, including all restricted securities and other securities requiring valuation not readily ascertainable solely by the use of such a Pricing Service.

(c) The Company shall have no responsibility or liability for the accuracy of prices quoted by any recognized Pricing Service used by it pursuant to the preceding paragraph; for the accuracy of the information supplied by the Trust; or for any loss, liability, damage, or cost arising out of any inaccuracy of such data, unless the Company is itself negligent with respect thereto. The Company shall have no responsibility or duty to include information or valuations to be provided by the Trust in any computation unless and until it is timely supplied to the Company in usable form. Unless the necessary information to calculate the net asset value daily is furnished by written or oral instructions from the Trust, the Company shall incur no liability, and the Trust shall indemnify and hold harmless the Company from and against any liability arising from any failure to provide complete information or from any discrepancy between the information received by the Company and used in such calculation and any subsequent information received from the Trust or any of its designated agents, provided the Company notifies the Trust promptly of its need for additional information with which to calculate net asset value.

Section 4. Reliance Upon Instructions.
           ---------------------------

(a) For all purposes under this agreement, the Company is authorized to act upon receipt of the first of any written or oral instructions it receives from the Trust or authorized agents of the Trust. In cases where the first instruction is an oral instruction that is not in the form of a document or written record, a confirmatory written instruction or oral instruction in the form of a document or written record shall be delivered, and in cases where the Company receives an Instruction, whether written or oral, to enter a Series transaction on the records, the Trust shall cause the broker-dealer to send a written confirmation to the Company.

(b) The Company shall be entitled to rely on the first Instruction received by it, and for any act or omission undertaken in compliance therewith shall be free of liability and fully indemnified and held harmless by the Trust, provided however, that in the event a written or oral instruction received by the Company is countermanded by a timely later written or oral instruction received by the Company prior to acting upon such countermanded instruction, the Company shall act upon such later written or oral instruction. The sole obligation of the Company with respect to any follow-up or confirmatory written instruction, oral instruction in documentary or written form, or broker-dealer written confirmation shall be to make reasonable efforts to detect any such discrepancy between the original Instruction and such confirmation and to report such discrepancy to the Trust. The Trust shall be responsible, at the Trust's expense, for taking any action, including any reprocessing, necessary to correct any discrepancy or error, and to the extent such action requires the Company to act the Trust shall give the Company to act the Trust shall give the Company specific written instruction as to the action required.

Section 5. Reconciliation with Trust's custodian.
           --------------------------------------

      At the end of each month, the Trust shall cause its custodian bank to forward to the Company a monthly statement of cash and Series transactions, which will be reconciled with the Company's Accounts and Records maintained for the Trust. The Company will report any discrepancies to the custodian, and shall report any un-reconciled items to the Trust.

Section 6. Reports to Trust.

      The Company shall promptly supply daily and periodic reports to the Trust as requested by the Trust and agreed upon by the Company.

Section 7. Information from Trust.

(a) The Trust, directly or by instructions to its agents (including without limitations its transfer agent and its custodian), shall provide to the Company as of the close of each business day (or on such other schedule as the Trust determines is necessary), confirmed by written or oral instructions delivered to the Company by 10:00 a.m. on the next business day) all data and information necessary for the Company to maintain the Trust's Accounts and Records.

(b) The Company may conclusively assume that information it receives by written or oral instructions pursuant to the preceding paragraph is complete and accurate. It is agreed that the information provided by the Trust or its agents shall include reports of share purchases, redemptions or repurchases, and total shares outstanding at the end of each business day after the determination of the net asset value.

Section 8. Ownership of and Access to Trust Records.
           -----------------------------------------

(a) It is agreed that the Accounts and Records maintained by the Company for the Trust are the property of the Trust, and shall be made available to the Trust promptly upon request and shall be for the periods prescribed in Rule 31(a)-2 under the 1940 Act.

(b) The Company shall assist the Trust's independent auditors or, upon lawful demand, any authorized regulatory body, in any authorized inspection or review of the Trust's Accounts and Records.

(c) If the Company receives any request or order of a court or regulatory body of competent jurisdiction, seeking access to the books and records of the Trust in the possession of the Company, the Company shall seek to notify the Trust of such request or order to the extent it may lawfully do so. The Company shall not be required to oppose or defend against any such request or order. In connection with any such request or order the Company may consult with counsel (whether its counsel or counsel for the Trust) regarding same, and shall be reimbursed by the Trust for any costs incurred thereby.

(d) The Company shall be reimbursed for all expenses and employee time required to assist with any review of the Trust's Accounts and Records outside of routine and normal periodic reviews and audits. Upon receipt from the Trust, or its agents, of the necessary information, the Company shall supply data to the Trust's accountants to allow them to complete any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Trust and the Company shall agree upon from time to time.

Section 9. Procedures and Compliance.
           --------------------------

      The Company and the Trust may from time to time adopt such procedures as they agree upon in writing, and the Company may conclusively assume that any procedure approved or directed by the Trust does not conflict with or violate any requirements of its prospectus, Declaration of Trust, Certificate of Trust, By-Laws, or any rule or regulation of any regulatory body or governmental agency. The Trust shall be responsible for notifying the Company of any changes in regulations or rules which might necessitate changes in the Company's procedures, and for working out such changes with the Company.

Section 10. Indemnification.

(a) The Company, its directors, officers, employees, shareholders and agents shall not be liable for any error or judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this agreement, except losses resulting from willful malfeasance, bad faith, or gross negligence on the part of the Company, or gross neglect by the Company in the performance of its obligations and duties under this agreement.

(b) Any person, even though also a director, officer, employee, shareholder or agent of the Company, who may be or become an officer, trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with the Company's duties hereunder), to be rendering such services to or acting solely for the Trust and not as a director, officer, employee, shareholder or agent of, or one under the control or direction of the Company even though paid by it.

(c) Notwithstanding any other provision of this agreement, the Trust shall indemnify and hold harmless the Company, its directors, officers, employees, shareholders and agents from and against any and all claims, demands, expenses and liabilities (whether with or without basis in fact or law) of any and every nature which the Company may sustain or incur, or which may be asserted against the Company by any person by reason of, or as a result of: (i) any action taken or omitted to be taken by the Company in good faith hereunder; (ii) in reliance upon any certificate, instrument, order or stock certificate or other document reasonably believed by it to be genuine and to be signed, countersigned or executed by any duly authorized person, upon the oral instructions or written instructions of an authorized person of the Trust or upon the opinion of legal counsel for the Trust or its own counsel; or (iii) any action taken or omitted to be taken by the Company in connection with its appointment in good faith in reliance upon any law, fact, regulation  or  interpretation  of the  same  even  though  the same may thereafter have been altered, changed, amended or repealed. However, indemnification under this subparagraph shall not apply to actions or omissions of the Company or its directors, officers, employees, shareholders or agents in cases of its or their own negligence, willful misconduct, bad faith, or reckless disregard of its or their own duties hereunder.

(d) The Company shall give written notice to the Trust within ten (10) business days of receipt by the Company of a written assertion or claim of any threatened or pending legal proceeding which may be subject to this indemnification. However, the failure to notify the Trust of such written assertion or claim shall not operate in any manner whatsoever to relieve the Trust of any liability arising from this Section or otherwise.

(e) In connection with any legal proceeding giving rise to a request for indemnification by the Company pursuant to this provision, the Trust shall be entitled to defend or prosecute any claim in the name of the Company at its own expense and through counsel of its own choosing if it gives written notice to the Company within ten (10) business days of receiving notice of such claim. Notwithstanding the foregoing, the Company may participate in the litigation at its own expense through counsel of its choosing. If the Trust does choose to defend or prosecute such claim, then the parties shall cooperate in the defense or prosecution thereof and shall furnish such records and other information as are reasonably necessary for such purpose.

(f) The Trust shall not settle any claim without the Company's express written consent, which consent shall not be unreasonably withheld. The Company shall not settle any claim without the Trust's express written consent, which consent shall not be unreasonably withheld.

Section 11. Foreign currencies.

      All financial data provided to, processed by, and reported by the Company under this agreement shall be stated in United States dollars or currency. The Company shall have no obligation to convert to, equate, or deal in foreign currencies or values, and expressly assumes no liability for any currency conversion or equation computations relating to the affairs of the Trust.

Section 12. Compensation of the Company.
            ----------------------------

      The Trust agrees to pay the Company compensation for its services and to reimburse it for expenses, as set forth in Schedule A attached hereto, or as shall be set forth in amendments to such schedule approved by the Trust and Company from time to time. The Trust hereby instructs its custodian bank to debit the Trust's custody account for invoices which are rendered by the Company for the services performed for the accounting agent function, and to make payment on such invoices in accordance with normal practices. Invoices for services supplied or costs incurred by the Company will be sent to the Trust on or about the first business day of each month, and payment thereon shall be made within ten (10) days thereafter. The Trust agrees that the compensation payable hereunder is predicated on the Basic Assumptions, and agrees that any incremental work required to be provided by the Company due to deviation from the Basic Assumptions by the Trust or its agents shall be payable to, or on behalf of, the Company by the Trust.

Section 13. Holidays.

      Nothing contained in this agreement is intended to or shall require the Company, in any capacity hereunder, to perform any functions or duties on any holiday, day of special observance or any other day on which the custodian or the New York Stock Exchange ("NYSE") is closed. Functions or duties normally scheduled to be performed on such days shall be performed, and as of, the next succeeding business day on which both the NYSE and the custodian are open. Not withstanding the foregoing, the Company shall compute the net asset value of the Trust on each day required pursuant to Rule 22c-1 promulgated under the 1940 Act.

Section 14. Counterparts.

      This agreement may be executed in two or more counterparts, each of which, when so executed shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

Section 15.Definitions.

      For purposes of this agreement, the terms oral instructions and written instructions shall mean:

(a)   Oral   Instructions:   The  term  oral   instructions   shall   mean  an
      --------------------
      authorization, instruction, approval, item or set of data, or information of any kind transmitted to the Company in person or by telephone, telegram, telecopy or other mechanical or documentary means lacking an original signature, by a person or persons believed in good faith by the Company to be a person or persons authorized by a resolution of the Board of Trustees of the Trust, to give oral instructions on behalf of the Trust.

(b)   Written  Instructions:  The  term  written  instruction  shall  mean  an
      ----------------------
      authorization, instruction, approval, item or set of data or information of any kind transmitted to the Company bearing an original signature of an authorized person, or a copy of such document transmitted by telecopy including transmission of such a signature believed in good faith by the Company to be the signature of a person authorized by a resolution of the Board of Trustees of the Trust to given written instructions on behalf of the Trust.

(c) The Trust shall file with the Company a certified copy of each resolution of its Board of Trustees authorizing execution of written instructions or the transmittal of oral instructions as provided above.

Section 16.Termination.

(a) Either Party hereto may give written notice to the other party (the "Termination Notice") of the termination of this agreement. Such Termination Notice shall state a date upon which the termination is effective (the "Termination Date"), which shall be not less than sixty
      (60) days after the date of the giving of the notice unless otherwise agreed by the parties hereto in writing.

(b) Prior to the Termination Date, the Company shall provide to the Trust an estimate of any anticipated fees, charges or expenses additional to the normal fees, charges and expenses which would be payable under this agreement for the period from that time until the Termination Date, and the Company may require a deposit on account of such estimate to be paid by the Trust.

(c) Upon the Termination Date, subject to payment to the Company by the Trust of all amounts due to the Company as of said date, the Company shall make available to the Trust or its designated record-keeping successor, all of the records of the Trust maintained under this agreement which are then in the Company's possession.

Section 17.Notice.

      Any notice or other communication required by or permitted to be given in connection with this agreement shall be in writing, and shall be delivered in person or sent by first class mail, postage prepaid to the respective parties as follows:

If to the Trust:
      The World Insurance Trust
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229
      Attention:  Mr. John Pasco, III

If to the Company:

      Commonwealth Fund Accounting, Inc.
      1500 Forest Avenue, Suite 111
      Richmond, Virginia   23229
      Attention:  Mr. W. R. Carmichael, Jr.

Section 18. Amendments to be in Writing.
            ----------------------------

      This agreement may be amended from time to time by a writing executed by the Trust and the Company. The compensation stated in Schedule A attached hereto may be adjusted from time to time by the execution of a new schedule signed by both of the parties.


Section 19. Controlling law.

      This agreement shall be governed by the laws of the Commonwealth of Virginia.

Section 20. Entire agreement.

      This agreement sets forth the entire understanding of the parties with respect to the provisions contemplated hereby, and supersedes any and all prior agreements, arrangements and understandings relating to such services.

Section 21. Separability of Provisions.
            ---------------------------

      Any provision of this agreement which may be determined by competent authority to be prohibited or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such prohibition or unenforceability without invalidating the remaining provisions hereof, and any such prohibition or unenforceability in any jurisdiction shall not invalidate or render unenforceable such provision in any other jurisdiction.

      IN WITNESS WHEREOF, the parties have caused this agreement to be signed by their duly authorized officers and their corporate seals hereunto duly affixed and attested, as of the day and year first above written.

                          THE WORLD INSURANCE TRUST

                           By: /s/ John Pasco, III
                           NAME:  John Pasco, III
                           TITLE: Chairman


                           COMMONWEALTH FUND ACCOUNTING, INC.


                           By: /s/ John Pasco, III
                           NAME: John Pasco, III
                           TITLE: Director

                             SCHEDULE A


                  COMMONWEALTH FUNDACCOUNTING, INC.

                      ACCOUNTING SERVICES FEES



      1. Domestic and ADR Securities Annual Basic Fee per Series (1/12 payable monthly)

     5 Basis Points of Daily net assets on the first $100 million of net assets

     3 Basis Points of Daily net assets on the next $100 million of net assets

     2 Basis Points of Daily net assets over $200 million of net assets

     Minimum of $12,000 per year

      2. Should the Trust's security trading activity exceed an average of 100 trades per month per Series, an additional fee of $2.50 will be charged per trade after each Series reaches $25 million.

                                   SCHEDULE B

                          ACCOUNTING SERVICES AGREEMENT
                       COMMONWEALTH FUND ACCOUNTING, INC.

                                BASIC ASSUMPTIONS

1. The Trust will complete all necessary prospectus and compliance reports, as well as monitoring the various limitations and restrictions.

2. Daily transfer agent information will be supplied to the Company in the required format, and within the necessary time constraints (i.e., by 11:00 a.m. EST on trade date plus one)

3. The transfer agent is responsible for reconciliation of Trust share balances between the transfer agent reports and the accounting share reports.

4. The Company will supply the transfer agent with daily net asset values for each Series by 6:00 p.m. EST

5. The Trust's security trading activity will remain on average less than 100 trades per month, per Series.

6. The Company can, upon request, supply daily Portfolio Valuation Reports to the Trust's investment adviser identifying current security positions, original/amortized cost, security market values and changes in unrealized appreciation and/or depreciation.


      It will be the responsibility of the Trust's investment adviser to review these reports upon receipt and to promptly notify the Company of any possible "problems", incorrect security prices or capital change information that could result in an incorrect Trust net asset value.

7. Specific deadlines and complete information will be identified for all security trades in order to minimize any settlement problems or net asset value errors.

      Details of non-money market trades will be called or faxed to the Company on trade date plus one, no later than 11:00 a.m. Trade authorization forms, with the appropriate officer signature, should be faxed to the Company on all security trades placed by the Trust as soon as available but no later trade date for money market instruments, and trade plus one for non-money market securities.

      There is no assurance that security trades called in after the above stated deadline can be included in that day's work.

8. Should the Trust participate in security lending additional fees may apply.

9. Trust management will monitor the expense accrual procedures for accuracy and adequacy based on outstanding liabilities monthly, and promptly communicate to the Company any adjustment needed.

                                                               EXHIBIT 23(h) (4)



                          FUND PARTICIPATION AGREEMENT


THIS AGREEMENT made as of the 23rd day of August, 2002, by and among The World Insurance Trust (the "Trust"), a business trust organized under the laws of the State of Delaware, First Dominion Capital Corporation, a corporation organized under the laws of the Commonwealth of Virginia (the "Distributor"), CSI Capital Management, Inc. (the "Adviser"), a corporation organized under the laws of the State of California and John Hancock Life Insurance Company (the "Company"), a life insurance company organized under the laws of the Commonwealth of Massachusetts.

      WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and its shares are registered or will be registered under the Securities Act of 1933, as amended (the "1933 Act"); and

      WHEREAS, the Trust was organized to act as a funding vehicle for variable life insurance and/or variable annuity contracts, and shares of beneficial interest of the Trust are divided into several series of shares, each representing the interests in a particular managed pool of securities and other assets (each a "Fund" and collectively, the "Funds"); and

      WHEREAS, the Funds offered by Trust and Distributor to the Company, and each class of Fund shares so offered (the "Shares"), are set forth on Schedule A hereto; and

      WHEREAS, the Distributor is a member firm of the National Association of Securities Dealers, Inc., and is duly registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and any applicable state securities law, and is the Trust's principal underwriter; and

      WHEREAS, the Adviser is duly registered as an investment adviser under the federal Investment Advisers Act of 1940, as amended (the "Advisers Act"), and any applicable state securities yaw, and is the Trust's investment adviser; and

      WHEREAS, the Company has established one or more separate accounts set forth in Schedule B, as may be amended from time to time (the "Separate Accounts") to offer certain variable life insurance and/or variable annuity contracts (the "Variable Contracts"); and

      WHEREAS, the Separate Accounts are or will be duly organized, validly existing segregated asset accounts of the Company, to set aside and invest assets attributable to the Variable Contracts;

      WHEREAS, the Company has registered or will register the Separate Accounts as unit investment trusts under the 1940 Act (unless an exemption from registration is available) and has registered or will register the Variable Contracts under the 1933 Act (unless an exemption from registration is available);

      WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase Shares of one or more of the Funds specified in Schedule A to fund the Variable Contracts, and the Trust and the Distributor intend to sell such Shares to the Company for its Separate Accounts at net asset value;

      NOW, THEREFORE, in consideration of their mutual promises, the Trust, the Distributor, the Adviser and the Company agree as follows:


              Article I. PURCHASE AND REDEMPTION OF FUND SHARES
                         -------- --- ---------- -- -----------

1.1 Purchase of Shares. The Trust and the Distributor agree to sell Shares to the Company that the Company orders on behalf of the Separate Accounts, executing such orders on a daily basis at the net asset value next computed after receipt by the Trust or its designee of the order for the Shares. For purposes of this Section 1.1, the Company shall be the designee of the Trust for receipt of such orders from each Separate Account and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives notice by telephone, facsimile (orally confirmed) or by such other means as the Trust and the Company may mutually agree of such purchase order by 10:00 a.m. Boston time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for regular trading.

1.2 Redemption of Shares. The Trust agrees to redeem, upon the Company's request, any full or fractional Shares held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt by the Trust or its designee of the request for redemption. For purposes of this
Section 1.2, the Company shall be the designee of the Trust for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives notice by telephone, facsimile (orally confirmed) or by such other means as Trust and Company may mutually agree of such request for redemption by 10:00 a.m. Boston time on the next following Business Day.

     1.3 Timely Pricing and Orders. The Trust and the Adviser will provide closing net asset value information per share for each Fund specified on Schedule A to the Company at the close of trading on each Business Day. The Trust and the Adviser will use their best efforts to provide this information by 6:00 p.m. Boston time. In the event that the Trust or the Adviser is unable to meet the 6:00 p.m. time stated herein, the Company shall be provided additional time to provide notice of orders for the purchase and redemption of Shares equal to the additional time it takes the Trust and the Adviser to make this information available to the Company. However, if this information is not available for inclusion in the next business cycle and purchase orders/redemptions are not able to be calculated and available for the Company to provide notice within the time specified in sections 1.1 and 1.2 hereof (i.e., 10:00 a.m. Boston time on the next following Business Day), then the Company and its Separate Accounts shall be entitled incidental expenses related to such unavailability of net asset value(s) per share within the time specified herein. Subject to the foregoing, at the end of each Business Day, the Company shall use the net asset value information described above to calculate Separate Account unit values for the day. Using these unit values, the Company shall process each such Business Day's Separate Account transactions based on requests and premiums received by it by the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m. Eastern time) to determine the net dollar amount of Fund Shares which shall be purchased or redeemed at that day's closing net asset value per share. The Company will use its best efforts to place notice of net purchase or redemption orders with the Trust by 10:00 a.m. Boston time, on the Business Day next following the Company's receipt of such requests in accordance with the terms of Sections 1.1 and 1.2 hereof and neither the Trust or the Adviser will be liable for a delay in the calculation of the net asset value(s) that results from the failure of the Company to provide by 10:00 a.m. all required information concerning sales and redemptions during the preceding business day.

1.4 Payment for Purchase of Shares. The Company shall pay for Shares purchased at its direction by 4:00 p.m. Boston time on the Business Day it provides notice of an order to purchase such Shares in accordance with section 1.1 hereof. Payment shall be in federal funds transmitted by wire less, with respect to purchase of Shares of a Fund specified in schedule A, a credit for any Shares redeemed from that Fund by Company.

1.5 Payment Upon Redemption of Shares. Under normal circumstances, the Trust shall make payment to the Company by 2:00 p.m. Boston time for Shares redeemed on the Business Day the Company provides notice to redeem Shares in accordance with section 1.2 hereof; provided, however that Trust may delay redemptions uniformly to all holders of shares of that Fund during any time period specified in the Trust's prospectus or statement of additional information. Payment shall be in federal funds transmitted by wire to the Company's bank accounts as designated by Company.

1.6 Dividends and Distributions. The Trust or the Adviser shall furnish notice on or before the ex-dividend or ex-distribution date of this Agreement, of the declaration and amount per share of any income, dividends or capital gain distributions payable on the Shares of any Fund. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on Shares of a Fund in additional Shares of that Fund, and the Trust shall notify the Company or its designee of the number of Shares so issued as payment of such dividends and distributions. The Company reserves the right to change this election in the future.

1.7 No Public Sales. The Trust agrees that all shares of the Funds will be sold only to Company, its affiliates, and other non-affiliated insurance companies which have agreed to participate in the Trust to be held in their respective separate accounts and/or to certain qualified retirement plans, all in accordance with the requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code") and Treasury Regulation 1.817-5. No shares of the Trust will be sold directly to the general public.

1.8 Suspension. Termination of Sales. The Trust may refuse to sell shares of any Fund to any person, or may suspend or terminate the offering of the Shares of any Fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board of Trustees of the Trust (the "Board"), acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary and in the best interests of shareholders of that Fund.

1.9 Book-Entry. Issuance and transfer of the Shares will be by book entry only. Stock certificates will not be issued to the Company or to the Separate Accounts. Shares ordered from the Trust will be recorded in appropriate book entry titles for Separate Accounts.

1.10 Pricing Errors. In the event of an error in the computation of a Fund's net asset value per share ("NAV") or any dividend or capital gain distribution (each, a "pricing error"), the Adviser or the Trust shall notify the Company as soon as possible after discovery of the error. Such notification may be verbal, but shall be confirmed promptly in writing. A pricing error shall be corrected as follows: (a) if the pricing error results in a difference between the erroneous NAV and the correct NAV of less than $0.01 per share, then no corrective action need be taken; (b) if the pricing error results in a difference between the erroneous NAV and the correct NAV equal to or greater than $0.01 per share, the Trust shall make an adjustment to the number of shares purchased or redeemed by the Company to reflect the current NAV. If an adjustment is necessary to correct a material error that has caused Variable Contract owners to receive less than the amount to which they are entitled, the number of shares of the appropriate Fund(s) attributable to the accounts of the Variable Contract owners will be adjusted and the amount of any underpayments shall be credited by the Trust to the Company for crediting of such amount to the applicable Variable Contract owners accounts. Upon notification by the Trust of any overpayment due to a material error, the Company shall promptly remit to Trust any overpayment that has not been paid to Variable Contract owners; provided, that the Adviser, the Distributor and the Trust each acknowledge that the Company shall not be required to recover overpayments from any Variable Contract owner that, because of a pricing error, may have been overpaid for units of interest redeemed from his/her account, but shall reasonably cooperate with the Trust should it determine to seek such recovery. In furtherance thereof; upon the request of the Trust, the Company shall authorize the Trust to institute and prosecute, at its expense, any action to recover material overpayments from any Variable Contract owner arising from such a pricing error; provided, however, that in any such event, the Trust shall indemnify and hold harmless Company and each of its officers, directors, employees and agents against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses), to which such indemnified parties may become subject under any statute, regulation, at common law or otherwise, to the extent such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from or are related to the pricing error. In no event shall the Company be liable to Variable Contract owners for any such adjustments or underpayment amounts. The provisions of this Section 1.10 shall survive termination of the Agreement.

                  Article II. REPRESENTATIONS AND WARRANTIES
                              --------------- --- ----------

2.1 Company Representations and Warranties. The Company represents and
    --------------------------------------
warrants that:

      (a) it is an insurance company duly organized and in good standing under the laws of Massachusetts and that it has legally and validly established each Separate Account as a segregated asset account under such laws; and

      (b) it has registered or, prior to any issuance or sale of the Variable Contracts, will register each Separate Account as a unit investment trust in accordance with the provisions of the 1940 Act and cause each Separate Account to remain so registered to serve as a segregated asset account for the Variable Contracts, unless an exemption from registration is available; and

      (c) the Variable Contracts will be registered under 1933 Act, unless an exemption from registration is available, prior to any issuance or sale of the Variable Contracts and that the Variable Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws; and

      (d) for purposes other than diversification under section 817 of the Code and "investor control," the Variable Contracts are currently, and at the time of issue shall be, treated as life insurance, endowment or annuity contracts under applicable provisions of the Code, and that the Company will make every effort to maintain such treatment and that it will notify the Trust immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future. In addition, the Company represents that each of its Separate Accounts is a "segregated asset account" and that interests in the Separate Accounts are offered exclusively through the purchase of or transfer into a "variable contract" within the meaning of such terms under Section 817 of the Code and the regulations thereunder. The Company will use every effort to continue to meet such definitional requirements, and it will notify the Trust immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.

2.2 Trust Representations and Warranties.The Trust represents and warrants that:

      (a) it has appointed Distributor as the principal underwriter of shares of the Funds within the meaning of the federal securities laws;

      (b) Trust shares offered and sold pursuant to this Agreement will be registered under the 1933 Act and sold in accordance with all applicable federal and state laws;

      (c) it shall be registered under the 1940 Act prior to and at the time of any issuance or sale of such shares and, subject to Section 1.9 above, Trust shall amend its registration statement under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares;

      (d) it shall register and qualify its shares for sale in accordance with, and to the extent required by, the laws of the various states;

      (e) each Fund will comply with the diversification requirements set forth in Section 817(h) of the Code, and the rules and regulations thereunder, including without limitation Treasury Regulation 1.817-5, and that in the event a Fund should fail to so qualify or if the Trust shall have a reasonable basis for believing that a Fund might not so comply, the Trust will notify the Company immediately and will immediately take all steps necessary to adequately diversify the Fund to achieve compliance within the grace period provided under such regulations; and


      (f) each Fund is qualified as a Regulated Investment Company under Subchapter M of the Code and will maintain such qualification (under Subchapter M or any successor provision), and that it in the event a Fund should fail to so qualify or the Trust shall have a reasonable basis for believing that a Fund might not so qualify, the Trust will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future and will immediately take all steps necessary to qualify for such treatment for each taxable year; and

      (g) each Fund will comply in all material respects with any applicable state insurance law restrictions; provided, however, that Company provides specific written notification of such restrictions to the Trust or the Adviser, and it will furnish information to the Company about the Trust that is not otherwise available to the Company so long as the Company has advised the Trust that such information is required by state insurance law;

      (h) each of its trustees, officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Trust are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Trust in an amount not less than the minimal coverage required by Rule I 7g- 1 under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company and the Trust agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Company in the event that such coverage no longer applies;

      (i) to the extent that it decides to finance distribution expenses pursuant to Rule 1 2b- 1 under the 1940 Act, the Trust undertakes to have its Board, the majority of whose members are not "interested persons" of the Trust, formulate and approve any plan to finance distribution and, in such event, the Trust shall immediately notify the Company of such plan; and

      (j) it shall comply in all material respects with applicable provisions of the 1940 Act and the regulations thereunder so that any investment advisory, distribution or management fees paid by a Fund are in accordance with the requirements of the 1940 Act.

2.3 Distributor Representations and Warranties. Distributor represents and
    ------------------------------------------
warrants that:

      (a) it is and will remain a member in good standing of the National Association of Securities Dealers, Inc. ("NASD");

      (b) it is registered as a broker-dealer under the 1934 Act and will remain duly registered and licensed under all applicable federal and state securities laws; and

      (c) it serves as principal underwriter of the Trust, and it will distribute Fund shares and perform its obligations hereunder in compliance in all material respects with all applicable state and federal laws and regulations.

2.4 Adviser Representations and Warranties. Adviser represents and warrants
    --------------------------------------
that:

      (a) it is and will remain duly registered under the Advisers Act and under all other applicable federal and state securities laws and that it shall perform its obligations for the Trust in compliance with any applicable state and federal securities laws; and

      (b) it will furnish services to the Trust in a manner that will cause each Fund to comply with the diversification requirements set forth in
         Section 817(h) of the Code, and the rules and regulations thereunder, including without limitation Treasury Regulation 1.817-5, and in the event a Fund should fail to so qualify or if Adviser shall have a reasonable basis for believing that a Fund might not so comply, the Adviser will notify the Company immediately and will immediately seek to take all steps necessary to adequately diversify the Fund to achieve compliance within the grace period provided under such regulations; and

      (c) in providing services to the Trust, it will use best efforts to cause each Fund to be qualified as a Regulated Investment Company under Subchapter M of the Code and will maintain such qualification (under Subchapter M or any successor provision), and in the event a Fund should fail to so qualify or if the Adviser shall have a reasonable basis for believing that a Fund might not so qualify, the Adviser will notify the Company immediately and will immediately take all steps within its power necessary to qualify for such treatment for each taxable year; and

      (d) in providing its services to the Trust, the Adviser will use best efforts to cause each Fund to comply in all material respects with any applicable state insurance law restrictions; provided, however, that the Company provides specific written notification of such restrictions to the Trust or the Adviser, and the Adviser will furnish information to the Company about the Trust not otherwise available to the Company which it has been advised by the Company is required by state insurance law; and

      (e) each of its directors, officers, employees, and other individuals or entities dealing with the money and/or securities of the Trust are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Trust in an amount not less than the minimal coverage required by Rule 1 7g- 1 under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company. The Adviser agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Company in the event that such coverage no longer applies; and

      (f) it shall comply in all material respects with applicable provisions of the 1940 Act and the regulations adopted thereunder so that any investment advisory, distribution or management fees it receives from, or pays on behalf of, the Trust are in accordance with the requirements of the 1940 Act.

            Article III. PROSPECTUS. REPORTS AND PROXY STATEMENTS
                         ----------- ------- --- ----- ----------

3.1 Registration. The Trust shall prepare and be responsible for filing with the SEC and any state regulators requiring such filing all of the Trust's registration statements, shareholder reports, notices, proxy materials (or similar materials such as voting instruction solicitation materials), prospectuses and statements of additional information.

3.2 Trust Prospectus. At least annually, the Trust or its designee shall provide to the Company, free of charge, as many copies of the current prospectus for the shares of the selected Funds as the Company may reasonably request for distribution to existing Variable Contract owners whose Variable Contracts are funded by such shares. The Trust or its designee shall provide the Company, at the Company's expense, with as many more copies of the current prospectus for the selected Funds as the Company may reasonably request for distribution to prospective purchasers of Variable Contracts (including existing Variable Contract owners whose Variable Contracts are not funded by such shares). Except as required by regulation or law, the Trust and the Distributor agree that the prospectus for the selected class of the selected Fund(s) will describe only such class and such Fund(s) and will not offer the shares of any other Fund or any other class or shares that may be organized within the Trust. If requested by the Company in lieu thereof; the Trust or its designee shall provide such documentation (including a "camera ready" final copy of such documentation on diskette at the Trust's expense) and such other assistance as is reasonably necessary in order for the parties hereto once a year (or more frequently if the prospectus for the Shares is supplemented or amended) to have the prospectus for the Variable Contracts, the prospectus for the Trust shares, and the prospectus for any other investment company or fund offered as investments for the Variable Contracts printed together in one document. The Trust and the Distributor agree to cooperate with the Company to provide the documents on a timely basis to meet the Company's reasonable deadline requirements for production. The Trust or the Distributor shall reimburse the Company for additional expenses it reasonably incurs as a direct result of late delivery of Trust's prospectus which is caused by the Trust or the Distributor. The reimbursements provided for under this section 3.2 shall be in addition to any indemnification provided under Article VIII.

3.3 Shareholder Reports. The Trust shall provide the Company with copies of the Trust's reports to shareholders, and other Trust communications to shareholders in such quantity as the Company shall reasonably require for distribution to Variable Contract owners. If requested by the Company in lieu thereof; the Trust or its designee shall provide to the Company reports to shareholders in a camera-ready format. The Trust agrees that the Trust's reports delivered to the Company for dissemination to Variable Contract owners will describe only the Funds and the Shares specified in Schedule A and, except as required by law or regulation, will not refer to any other Funds, or other classes of shares of the Trust. The Trust (or the Distributor) shall reimburse the Company for reasonable expense of distribution of reports to existing Variable Contract owners investing in the Funds. The Trust and the Distributor agree to cooperate with the Company to provide the Trust's report to shareholders within 45 calendar days of the end of the reporting period so as to meet the Company's requirements for production and delivery on a timely basis. The Trust or the Distributor shall reimburse the Company for additional expenses it reasonably incurs as a direct result of late delivery of the Trust's reports to shareholders caused by the Trust or Distributor. The reimbursements provided for under this Section 3.3 shall be in addition to any indemnification provided under Article VIII.

3.4 Proxy Statements. The Trust shall provide the Company with copies of the Trust's proxy statements and other related Trust communications to shareholders, in such quantity as the Company shall reasonably require for distribution to Variable Contract owners. The Trust or the Distributor shall reimburse the Company for reasonable expenses in connection with a proxy statement, including without limit, the reasonable expense of distribution of the Trust's proxy material to Variable Contract owners and the expense of a proxy tabulator.

3.5 Notification of Filing. The Trust will provide the Company with at least one complete copy of all prospectuses, statements of additional information, annual and semi-annual reports, proxy statements, and all amendments or supplements to any of the above that relate to the Funds promptly after the filing of each such document with the SEC or other regulatory authority. The Company will provide Trust with at least one complete copy of all prospectuses, statements of additional information, annual and semi-annual reports, proxy statements, and all amendments or supplements to any of the above that relate to a selected Fund promptly after the filing of each such document with the SEC or other regulatory authority.

                  Article IV. SALES MATERIAL AND INFORMATION
                              ----- -------- --- -----------

4.1 Definition. For purposes of this Agreement, the phrase "sales literature or other promotional material" or words of similar import include, without limitation, advertisements (such as material published, or designed for use, in a newspaper, magazine or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures or other public media), sales literature (such as any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, or reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, statements of additional information, shareholder reports and proxy materials, and any other material constituting sales literature or advertising under NASD rules, the 1940 Act or the 1933 Act.

4.2 Review by the Trust or the Distributor. The Company will furnish, or will cause to be furnished, to the Trust or the Distributor, each piece of sales literature or other promotional material in which the Trust, the Distributor or any affiliate thereof is named, at least ten (10) Business Days prior to its intended use. No such material shall be used unless the Trust or the Distributor approves such material. Such approval shall be presumed given if notice to the contrary is not received by the Company within fifteen (15) Business Days after receipt by the Trust or Distributor of such material.

4.3 Review by Company. The Trust or the Distributor will furnish, or will cause to be furnished, to the Company, each piece of sales literature or other promotional material in which the Company or its Separate Accounts are named, at least ten (10) Business Days prior to its intended use. No such material shall be used unless the Company approves such material in writing.

4.4 Information about Company, Separate Accounts or Variable Contracts. Except with the permission of the Company, neither the Trust, the Adviser nor the Distributor shall give any information or make any representations on behalf of the Company or concerning the Company or any affiliate thereof; the Separate Accounts, or the Variable Contracts other than the information or representations contained in the registration statement or prospectus for such Variable Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports of the Separate Accounts for distribution to owners of such Variable Contracts, or in sales literature or other promotional material approved by the Company or its designee, provided however that such information or representations are used in a context that does not cause the information, representations or statements contained in the registration statement or prospectus for the Variable Contracts, reports of the Separate Account, or sales literature or other promotional material approved by the Company or its designee to be untrue or omit information contained in such documentation otherwise required to be stated or necessary to make the information, representations, or statements not misleading.

4.5 Information about the Trust, the Adviser or the Distributor. Except with the permission of the Trust, the Adviser or the Distributor, the Company shall not give any information or make any representations on behalf of the Trust, the Adviser or the Distributor or any affiliate thereof other than the information or representations contained in the registration statements or prospectuses for the Trust, as such registration statements and prospectuses may be amended or supplemented from time to time, or in reports to shareholders or proxy statements for the Trust, or in sales literature or other promotional material approved by the Trust, the Adviser or the Distributor or designee thereof; provided however that such information or representations are used in a context that does not cause the information, representations or statements contained in the registration statements or prospectuses for the Trust, reports to shareholders or proxy statements for the Trust, or sales literature or other promotional material approved by the Trust or Distributor or designee thereof to be untrue or omit information contained in such documentation otherwise required to be stated or necessary to make the information, representations, or statements not misleading.

4.6 Use of John Hancock Name. Neither the Trust, the Adviser nor the Distributor shall use any designation comprised in whole or part of the names or marks "John Hancock" or "Hancock" or any logo or other trademark relating to the Company, the Separate Accounts or the Variable Contracts without the prior written consent of the Company. The Company reserves the right to object to the continued use of any sales literature or other material in which any such name or mark is used and no such material shall be used if the Company or its designee so objects. Upon termination of this Agreement for any reason, the Trust, Distributor and Adviser shall all cease use of any such name or mark.

                     ARTICLE V. FEES, COSTS AND EXPENSES

5.1 No Fees Payable Under Agreement. The Trust, Distributor and Adviser shall pay no fee or other compensation to the Company under this Agreement and the Company shall pay no fee or other compensation to the Trust, the Distributor or the Adviser under this Agreement, although the parties hereto will bear certain expenses in accordance with this Agreement.

5.2 Allocation of Expenses. Each party shall, in accordance with the allocation of expenses specified in this Agreement, reimburse other parties for expenses initially paid by one party but allocated to another party. In addition, nothing herein shall prevent the parties hereto from otherwise agreeing to perform and arranging for appropriate compensation for (a) distribution and shareholder-related services under a plan adopted in accordance with Rule 1 2b-1 under the 1940 Act and (b) other services that are not primarily intended to result in the sale of shares of the Funds, which are provided to Variable Contract owners relating to the Funds.

5.3 Trust Expenses for Re2istration and Qualification. Except as otherwise set forth in this Agreement, all expenses incident to performance by the Trust of this Agreement will be paid by the Trust or the Distributor to the extent permitted by law. All shares of the Funds specified on Schedule A will be duly authorized for issuance and registered in accordance with applicable federal law and, to the extent deemed advisable by the Trust, in accordance with applicable state law, prior to sale. The Trust will bear the expenses for the cost of registration and qualification of the Shares, including without limitation, the preparation of and filing with the SEC of Forms N-i A and Rule 24f-2 Notices on behalf of the Trust and payment of all applicable registration or filing fees (if applicable) with respect to shares of the Trust; preparation and filing of the Trust's prospectus, SAI and registration statement, proxy materials and reports; typesetting the Trust's prospectus; typesetting and printing proxy materials and reports to Variable Contract owners (including the costs of printing a Trust prospectus that constitutes an annual report); the preparation of all statements and notices required by any federal or state law; all taxes on the issuance or transfer of shares of the Funds; any expenses permitted to be paid or assumed by the Trust with respect to the Funds pursuant to a plan, if any, under Rule 1 2b- 1 under the 1940 Act; and other costs associated with preparation of prospectuses and SAIs regarding the Funds in electronic or typeset format for distribution to existing Variable Contract owners determined in accordance with Section 3.2 hereof.

5.4 Company Expenses for Registration and Qualification. Except as otherwise provided in Sections 1.3, 1.10, 3.2, 3.3, 3.4, 5.5, 8.3, 8.4, 8.5 and 9.4, the
Company shall bear all expenses associated with the registration, qualification, and filing of the Variable Contracts under applicable federal securities and state insurance laws; the cost of preparing, printing, and distributing the Variable Contracts' prospectus and SAI; the cost of printing the Trust's prospectus for use in connection with offering the Variable Contracts; and the cost of printing and distributing such annual individual account statements for Variable Contract owners as are required by state insurance laws.

5.5 Reimbursement for Substitution. Notwithstanding anything herein to the contrary, the Trust, the Distributor or the Adviser shall reimburse the Company for the costs associated with substituting the securities of a registered investment company for the shares of any Fund that has discontinued or intends to discontinue the offering of its shares to Variable Contract owners, or that implements, or intends to implement, a fundamental change in investment objective or policy or other change requiring shareholder approval, or with respect to which the Company determines to terminate the Agreement pursuant to
Section 9.2(b)-(d) or (g) hereof The costs of such substitution shall include, without limitation, reasonable legal fees for obtaining any required SEC order approving such substitution, and expenses for printing and distributing any prospectus supplement or other disclosure of the substitution or elimination of the affected Fund as an investment vehicle under the Contracts.

                         Article VI. POTENTIAL CONFLICTS

6.1 Application for Mixed and Shared Funding Exemptive Order. The parties acknowledge that the Trust will file an application with the SEC, at its expense, requesting an order granting relief from various provisions of the 1940 Act and the rules adopted thereunder to the extent necessary to permit Trust shares to be sold to and held by variable annuity and variable life insurance separate accounts of other insurance companies that are unaffiliated with the Company (the "Participating Companies") and qualified pension and retirement plans outside the separate account context (the "Qualified Plans"). It is anticipated that such exemptive order (the "Mixed and Shared Funding Exemptive Order"), when and if issued, shall require Trust, the Company and each Participating Company and Qualified Plan to comply with conditions and undertakings substantially as provided in this Article. If the Mixed and Shared Funding Exemptive Order imposes conditions materially different from those provided for in this Article, the conditions and undertakings imposed by the Mixed and Shared Funding Exemptive Order shall govern this Agreement and the parties hereto agree to amend this Agreement consistent with the Mixed and Shared Funding Exemptive Order to the extent reasonably practicable.

6.2 Determination by Board. The Trust's Board will monitor the Trust for the existence of any material irreconcilable conflict between and among the interests of the Variable Contract owners and the owners of variable contacts of all Participating Companies and of Qualified Plan Participants and Qualified Plans investing in the Trust, and determine what action, if any, should be taken in response to such conflicts. An irreconcilable material conflict may arise for a variety of reasons, which may include: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling or any similar action by insurance, tax or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of the Trust are being managed; (e) a difference in voting instructions given by variable annuity and variable life insurance contract owners; (f) a decision by the Company or a Participating Insurance Company to disregard the voting instructions of Variable Contract owners and (g) if applicable, a decision by a Qualified Plan to disregard the voting instructions of plan participants. The Board's determination of the existence of an irreconcilable material conflict and its implications shall be made known promptly and in writing to the Company.

6.3 Assistance of the Company. The Company will be responsible for assisting the Board in carrying out its duties and responsibilities under the Mixed and Shared Trusting Exemptive Order by providing the Board with all information reasonably necessary for the Board to consider any issues raised. The responsibility includes, but is not limited to, an obligation by the Company to inform the Board whenever it has determined to disregard Variable Contract owner voting instructions. No less than annually, the Company shall submit to the Board such reports, materials or data as the Board may reasonably request so that the Board may fully carry out its obligations. Such reports, materials, and data shall be submitted more frequently if deemed appropriate by the Board.

6.4 Remedial Action. If a majority of the Board, or a majority of its disinterested Board members, determines that a material irreconcilable conflict exists with regard to contract owner investments in the Trust, the Board shall give prompt notice of the conflict and the implications thereof to the Company and all Participating Companies and Qualified Plans. If the Board determines that Company is a relevant Participating Company or Qualified Plan with respect to said conflict, the Company shall at its sole cost and expense, and to the extent reasonably practicable (as determined by a majority of the disinterested Board members), take such action as is necessary to remedy or eliminate the irreconcilable material conflict. Such necessary action may include but shall not be limited to:

      (a) withdrawing the assets allocable to some or all of the Separate Accounts from the Trust or any Fund thereof and reinvesting those assets in a different investment medium, which may include another Fund of the Trust, or another investment company;

      (b) submitting the question as to whether such segregation should be implemented to a vote of all affected Variable Contract owners and as appropriate, segregating the assets of any appropriate group (i.e. variable annuity or variable life insurance contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected Variable Contract owners the option of making such a change; and

      (c) establishing a new registered management investment company (or series thereof) or managed separate account. If a material irreconcilable conflict arises because of the Company's decision to disregard Variable Contract owner voting instructions, and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the election of the Trust to withdraw the Separate Account's investment in the Trust, and no charge or penalty will be imposed as a result of such withdrawal. The responsibility to take such remedial action shall be carried out with a view only to the interests of the Variable Contract owners.

6.5 Disregard of Voting Instructions. If a material irreconcilable conflict arises because of a decision by the Company to disregard Variable Contract owner voting instructions, and such disregard of voting instructions could conflict with the majority of variable contract owner voting instructions, and the Company's judgment represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw the investment of the affected sub-account(s) of the Separate Account(s) in the Fund and terminate this Agreement with respect to such sub-account(s) provided, however, that such withdrawal and termination will be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board of the Trust. No charge or penalty will be imposed as a result of such withdrawal. Any such withdrawal and termination must take place within six (6) months after the Trust gives written notice to the Company that this provision is being implemented. Until the end of such six-month period, the Distributor and the Adviser will, to the extent permitted by law and the Mixed and Shared Funding Order, continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Trust.

6.6 State Insurance Regulatory Decision. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the decisions of the majority of other state insurance regulators, then the Company will withdraw the investment of the affected sub-account(s) of the Separate Account(s) in the Fund and terminate this Agreement with respect to such sub-account(s); provided, however, that such withdrawal and termination will be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. The Trust agrees that it shall seek to assure that no charge or penalty will be imposed as a result of such withdrawal. Any such withdrawal and termination must take place within six (6) months after the Trust gives written notice to the Company that this provision is being implemented. Until the end of such six-month period the Trust will, to the extent permitted by law and the Mixed and Shared Funding Order, continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Funds.

6.7 Resolution of Material Conflict. For purposes of Section 6.4 through 6.6 of this Agreement, a majority of the disinterested members of the Board will determine whether any proposed action adequately remedies any material irreconcilable conflict, but in no event will the Trust be required to establish a new funding medium for the Variable Contracts. The Company will not be required by Section 6.4 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Variable Contract owners affected by the material irreconcilable conflict. In the event that the Board determines that any proposed action does not adequately remedy any material irreconcilable conflict, then the Company will withdraw the investment of the affected sub-account(s) of the Separate Account(s) in the affected Fund and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination; provided, however, that such withdrawal and termination will be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested members of the Board of the Trust.

                               Article VII. VOTING

7.1 Pass-Through Voting. The Company will provide pass-through voting privileges to all Variable Contract owners so long as the SEC continues to interpret the 1940 Act as requiring pass-through voting privileges for Variable Contract owners. Accordingly, the Company, where applicable, will vote shares of the Funds held in its Separate Accounts in a manner consistent with voting instructions timely received from its Variable Contract owners. The Company will be responsible for assuring that each of its Separate Accounts that participates in a Fund calculates voting privileges in a manner consistent with other Participating Insurance Companies; provided the Trust, the Distributor or the Adviser provides timely notice to the Company of the manner of calculation of such other Participating Insurance Companies. The Company will vote shares for which it has not received timely voting instructions, as well as Shares it owns, in the same proportion as its votes those Shares for which it has received voting instructions. The Company shall not oppose or interfere with the solicitation of proxies for Trust shares held for such Variable Contract owners.

7.2 Compliance with Rules 6e-2 and Rule 6e-3(T). If and to the extent Rule
    -------------------------------------------
    6e-2 and Rule 6e-
3(T) are amended, or if Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules thereunder with respect to mixed and shared funding on terms and conditions materially different from any exemptions granted in any Mixed and Shared Funding Exemptive Order obtained by the Trust, then Trust, and/or the Company, as appropriate and as reasonably practicable, shall take such steps as may be necessary to comply with Rule 6e-2 and Rule 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such Rules are applicable.

                          Article VIII. INDEMNIFICATION

8.1 Indemnified Parties.

      (a) For purposes of Sections 8.2, 8.7 and 8.8, the term "Indemnified Parties" shall mean the Trust, the Adviser and the Distributor, and each of their trustees, directors, members, principals, officers, partners, employees and agents and each person, if any, who controls the Trust, the Adviser or the Distributor within the meaning of Section 15 of the 1933 Act.

      (b) For purposes of Sections 8.3 through 8.5, 8.7 and 8.8, the term "Indemnified Parties" shall mean the Company and each of its directors, members, principals, officers, partners, employees and agents and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act.

8.2   Indemnification by the Company.

      (a) Subject to Section 8.6 below, the Company agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust's shares or the Variable Contracts and:

           (i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or sales literature for the Variable Contracts or contained in the Variable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any of the Indemnified Parties if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of any of the Indemnified Parties for use in the registration statement or prospectus for the Variable Contracts or in the Variable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

          (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature of the Trust not supplied by the Company, or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

           (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Company; or

          (iv) arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

          (v) arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company.

      (b) The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement.


8.3   Indemnification by the Trust.

      (a) Subject to Section 8.6 below, the Trust agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Trust's shares or the Variable Contracts and:

          (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement, prospectus or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust, the Adviser or the Distributor by the Company for use in the registration statement or prospectus for the Trust (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Variable Contracts not supplied by the Trust, the Adviser or the Distributor or persons under their control) or wrongful conduct of the Trust, the Adviser or the Distributor or persons under their control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

          (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement or prospectus covering the Variable Contracts, or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company for inclusion therein by or on behalf of the Trust, the Adviser or the Distributor; or

          (iv) arise as a result of a failure by the Trust, the Adviser or the Distributor to provide the services and furnish the materials under the terms of this Agreement; or

          (v) arise out of or result from any material breach of any representation and/or warranty made by the Trust, the Adviser or the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust.

      (b) The Trust shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.


8.4 Indemnification by the Adviser.

(a) Subject to Section 8.6 below, the Adviser agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Trust's shares or the Variable Contracts and:

      (i) arise out of or are based upon any untrue statement or alleged untrue statement made by the Adviser of any material fact contained in the registration statement, prospectus or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission by the Adviser to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust, the Adviser or the Distributor by the Company for use in the registration statement or prospectus for the Trust (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

      (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Variable Contracts not supplied by the Adviser or persons under its control) or wrongful conduct of the Adviser or persons under its control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

      (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement or prospectus covering the Variable Contracts, or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company for inclusion therein by or on behalf of the Adviser; or

      (iv) arise as a result of a failure by the Adviser to provide the services and furnish the materials under the terms of this Agreement; or

      (v) arise out of or result from any material breach of any representation and/or warranty made by the Adviser in this Agreement or arise out of or result from any other material breach of this Agreement by the Adviser.

(b) The Adviser shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

8.5 Indemnification by the Distributor.
    ----------------------------------

      (a) Subject to Section 8.6 below, the Distributor agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Trust's shares or the Variable Contracts and:

           (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributor by or on behalf of the Company for use in the registration statement or prospectus for the Trust (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Variable Contracts not supplied by the Distributor, the Adviser or persons under their control) or wrongful conduct of the Distributor, the Adviser or persons under their control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

           (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement or prospectus covering the Variable Contracts, or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company for inclusion therein by or on behalf of the Trust, the Adviser or the Distributor; or

           (iv) arise as a result of a failure by the Trust, the Adviser or the Distributor to provide the services and furnish the materials under the terms of this Agreement; or

           (v) arise out of or result from any material breach of any representation and/or warranty made by the Trust or the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust or the Distributor.

      (b) The Distributor shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

8.6 Indemnification for Errors. In the event of any error or delay with respect to information regarding the pricing, purchase, redemption, transfer or registration of shares of the Trust, the parties agree that each is obligated to make the Separate Accounts and/or the Trust, respectively, whole for any error or delay that it causes, subject in each case to the related Fund's policies on materiality of pricing errors, if applicable. In addition, each party agrees that no party will receive compensation from the other for the costs of any reprocessing necessary as a result of an error or delay. Each party agrees to provide the other with prompt notice of any errors or delays of the type referred to in this Section in a mutually agreeable form and which shall be confirmed in writing.

If an adjustment is necessary to correct a material error which has caused Variable Contract owners to receive less than the amount to which they are entitled, the number of shares of the appropriate Fund(s) attributable to the accounts of the Variable Contract owners will be adjusted and the amount of any underpayments shall be credited by the Trust to the Company for crediting of such amounts to the applicable Variable Contract owners' accounts. Upon notification by the Trust or its designee of any overpayment due to a material error, the Company shall promptly remit to the Trust any overpayment that has not been paid to Variable Contract owners. If any such overpayment has been paid to Variable Contract owners, upon request by Trust or its designee, the Company shall provide reasonable assistance to recover overpayments from Variable Contract owners or make other adjustments of applicable Shares in the applicable Variable Contract owners' accounts in lieu thereof If because of a pricing error Variable Contract owners underpaid for units of interest credited to his/her account, upon request by Trust, the Company shall provide reasonable assistance to recover any such underpayments or make or other adjustment of applicable shares in the applicable Variable Contract owners~ accounts in lieu thereof.

8.7 Notification of Claim. A party shall not be liable under this Article with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified such indemnifying party, in writing, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify such indemnifying party of any such claim shall not relieve the Distributor from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision.

8.8 Participation in. and Assumption of, Defense of a Claim. In case any action is brought against the Indemnified Parties and a party is notified thereof in accordance with section 8.7, that party shall be entitled (a) to participate at its own expense in the defense thereof and (b) to elect to assume the defense thereof with counsel satisfactory to the party named in the action; provided, however, that in the event an Indemnified Party receives notice to assume defense of the same or related claim from any two or more of the Trust, Adviser and Distributor, the Indemnified Party, in its sole discretion, shall determine which election to accept. After an election is made to assume the defense of an action, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the party assuming the defense will not be liable to such Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                          Article IX. TERM; TERMINATION

9.1 Term of Agreement. This Agreement shall be effective as of the date hereof and shall continue in force until terminated in accordance with the provisions herein.

9.2 Termination of Agreement. This Agreement shall terminate as to one, some, or all of the Funds in accordance with the following provisions:

      (a) at the option of any party as to any Fund, upon ninety (90) days' advance written notice to the other parties; or

      (b) at the option of the Company as to any Fund, upon written notice to the other parties, to the extent that the Shares of that Fund are not reasonably available to meet the requirements of the Variable Contracts or are not appropriate funding vehicles for the Variable Contracts, as determined by the Company. Without limiting the generality of the foregoing, Shares of a Fund are "not appropriate funding vehicles for the Variable Contracts" in instances where, for example: (i) Fund shares for any class are offered at public sale; (ii) the Fund ceases to qualify as a regulated investment company under Subchapter M of the Code (or any successor or similar provision); (iii) the Fund has failed to comply with the diversification requirements of Section 8 17(h) of the Code (or any successor or similar provision), (iv) the Company reasonably believes that the Fund will cease to qualify as a regulated investment company under Subchapter M of the Code (or any successor or similar provision) or (v) the Company reasonably believes that the Fund will fail to comply with the diversification requirements of Section 817(h) of the Code (or any successor or similar provision); or

      (c) at the option of the Company, upon written notice to the other parties, in the event formal proceedings are instituted against Trust, Distributor or Adviser by the SEC, the NASD, or any other regulatory body, regarding the Trust's, Distributor's or Adviser's obligations and duties hereunder or related to the sales of the Shares and, in the reasonable opinion of Company, such proceedings are deemed unlikely to be resolved within 90 days to Company's satisfaction; or

      (d) at the option of Company, upon written notice to the other parties, if the Company shall determine, in its sole judgment exercised in good faith, that the Trust, the Distributor or the Adviser has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

      (e) at the option of the Trust, Distributor or Adviser, upon written notice to the Company, in the event formal proceedings are instituted against the Company by the SEC, the NASD, or any other regulatory body, regarding the Company's obligations and duties hereunder; or

      (f) at the option of the Trust, the Distributor or the Adviser, upon written notice to the Company, if they shall determine, in their judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

      (g) at the option of the Company, upon the Trust's, the Distributor's or the Adviser's material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Company within ten
        (10) days after written notice of such breach is delivered to the Trust, the Distributor or the Adviser, as the case may be; or

      (h) at the option of the Trust, upon the Company's material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Trust within ten (10) days after written notice of such breach is delivered to the Company; or

      (i) upon assignment of this Agreement, unless made with consent of the parties hereto; or

      (j) as provided in Article VI hereof

9.3 Availability of Shares Following Termination. Notwithstanding any termination of this Agreement pursuant to Section 9.2 hereof, the Trust at the option of the Company will continue to make available additional Trust Shares, pursuant to the terms and conditions of this Agreement, for all Variable Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, the owners of the Existing Contracts or the Company, whichever shall have legal authority to do so, shall be permitted to reallocate investments in the Trust, redeem investments in the Trust and/or invest in the Trust upon the payment of additional purchase payments or reallocation of Variable Contract investments under the Existing Contracts.

9.4 Substitution of Shares Following Termination. Notwithstanding anything herein to the contrary, the Trust, the Adviser, or the Distributor shall reimburse the Company for the costs associated with substituting the securities of a registered investment company for the Shares of any Fund where due to the acts of the Trust, the Distributor or the Adviser: (a) the Fund either offers its Shares at public sale, ceases to qualify as a regulated investment company under Subchapter M of the Code (or any successor or similar provision), or fails to comply with the diversification requirements of Section 817(h) of the Code (or any successor or similar provision), and as a result the Fund no longer qualifies to serve as a Trusting vehicle for the Variable Contracts, or (b) there is a material change in a fundamental investment objective of the Fund requiring shareholder approval which results in the reclassification of the investment style of the Fund by a nationally recognized mutual fund ranking organization, and the Company furnishes the Trust or the Distributor with written notice of its objection to such change prior to shareholder approval of such change. The costs of such substitution shall include, without limitation, reasonable legal fees for obtaining any required SEC order approving such substitution, and expenses for printing and distributing any prospectus supplement or other disclosure of the substitution or elimination of the Fund as an investment vehicle under the Variable Contracts. The parties agree that any reimbursements for costs under this Section 9.4 shall be limited to necessary and reasonable expenses.

9.5 Survival of Provisions. The provisions of Articles VI and VIII and Section
11.1 shall survive any termination of this Agreement, and all relevant provisions of the Agreement shall continue to apply to the sale and redemption of Shares after termination with respect to Existing Contracts.


                               Article X. NOTICES

Any notice hereunder shall be given by registered or certified mail return receipt requested to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to Trust:    The World Insurance Trust
                1500 Forest Avenue
                Richmond, Virginia 23226

      Copy to:   Steven M. Felsenstein, Esq.
                 Greenberg Traurig, LLP
                 2700 Two Commerce Square
                 Philadelphia, Pennsylvania 19103

If to Adviser:   CSI Capital Management, Inc.
                 445 Bush Street
                 San Francisco, California 94108

If to Distributor:   First Dominion Capital Corp.
                 1500 Forest Avenue
                 Richmond, Virginia 23226

      Copy to:   Steven M. Felsenstein, Esq.
                 Greenberg Traurig, LLP
                 2700 Two Commerce Square
                Philadelphia, Pennsylvania 19103


If to Company:  John Hancock Life Insurance Company
                John Hancock Place
                P.O. Box 111 Boston, MA 02117

                Attention:Ronald J. Bocage Vice President and Counsel

      Notice shall be deemed given on the date of receipt by the addressee as evidenced by the return receipt.

                            Article XI. MISCELLANEOUS

11.1 Privacy. Each party hereto acknowledges that, by reason of its performance under this Agreement, it shall have access to, and shall receive from the other party (and its affiliates, partners and employees), the confidential information of the other party (and its affiliates, partners and employees), including but not limited to the "nonpublic personal information" of their consumers within the meaning of SEC Regulation S-P (collectively, "Confidential Information"), it being understood that Confidential Information of the Company includes the names and addresses of all of the Variable Contract owners. Each party shall hold all such Confidential Information in the strictest confidence and shall use such Confidential Information solely in connection with its performance under this Agreement and for the business purposes set forth in this Agreement. Under no circumstances may a party cause any Confidential Information of the other party to be disclosed to any third party or reused or redistributed without the other party's prior written consent

11.2 Compliance. The Trust, the Distributor and the Adviser agree to maintain a commitment to compliance as demonstrated by such factors as, without limit, a Code of Ethics policy and procedures, monitoring procedures for compliance with applicable tax requirements (e.g., Section 817(h) of the Internal Revenue Code), restrictions in the Prospectus or Statement of Additional Information, other legal requirements (e.g, 1940 Act), and internal compliance policies and procedures, and to provide the Company or its designee periodic compliance reports as may be reasonably requested by the Company or its designee to keep them reasonably apprised of the Trust's compliance activities.

11.3 Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

11.4 Captions. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

11 .5 Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

11. 6 Governing Law. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the Commonwealth of Massachusetts. It shall also be subject to the provisions of the federal securities laws and the rules and regulations thereunder and to any orders of the SEC granting exemptive relief therefrom and the conditions of such orders.

11.7 Liability. This Agreement has been executed on behalf of the Trust by the undersigned officer of the Trust in his or her capacity as an officer of the Trust. The obligations of the Trust under this Agreement shall be binding upon the assets and property of the Trust and each respective Fund thereof only and shall not be binding on any member of the Board of the Trust or officer or shareholder of the Trust individually. In addition, notwithstanding any other provision of this Agreement, no Fund shall be liable for any loss, expense, fee, charge or liability of any kind relating to or arising from the actions or omissions of any other Fund or from the application of this Agreement to any other Fund. It is also understood that each of the Funds shall be deemed to be entering into a separate Agreement with the Company so that it is as if each of the Funds had signed a separate Agreement with the Company and that a single document is being signed simply to facilitate the execution and administration of the Agreement.

11.8 Inquiries and Investigations. Each party shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, the NASD and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

11.9 Entire Agreement. This Agreement constitutes the entire agreement and understanding between the parties hereto and supersedes all prior agreement and understandings relating to the subject matter hereof.

11.10 Amendment. Waiver and Other Matters. Neither this Agreement, nor any provision hereof, may be amended, waived, modified or terminated in any manner except by a written instrument properly authorized and executed by all parties hereto. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

                                   SIGNATURES

      IN WITNESS WHEREOF, the parties have caused their duly authorized officers to execute this Fund Participation Agreement as of the date and year first above written.
Trust:

                            The World Insurance Trust

                               /s/ John Pasco, III
                           ----------------------
                           Name John Pasco III
                           Title: Chairman

Adviser:                   CSI Capital Management, Inc.

                          /s/ Leland H. Faust
                           ----------------------
                           Name: Leland H. Faust
                           Title: President

Distributor:               First Dominion Capital Corp.


                          /s/ John Pasco, III
                          -------------------------
                           Name: John Pasco III
                           Title:President

Company:                   John Hancock Life Insurance Company

                             /s/ Michele G. Van Leer
                           ------------------------------
                           Name:Michele G. Van Leer
                           Title:   Senior Vice President

                             PARTICIPATION AGREEMENT

                                   SCHEDULE A

                             Funds and Share Classes


      In accordance with the provisions of the Participation Agreement, the following Funds and share classes of the Trust are available for purchase by the Company on behalf of the Separate Accounts shown on Schedule B:





Name of Fund                       Class(es)

CSI Equity Portfolio               Initial

                             PARTICIPATION AGREEMENT

                                   SCHEDULE B

                                Separate Accounts


In accordance with the provisions of the Participation Agreement, the following Separate Accounts of the Company are permitted to invest in the Fund(s) and class(es) of shares of the Trust shown in Schedule A.



For John Hancock Life Insurance Company:

NAME OF SEPARATE ACCOUNT: John Hancock Variable Life Account UV

                                                                EXHIBIT 23(h)(5)



                          FUND PARTICIPATION AGREEMENT


THIS AGREEMENT made as of the 23rd day of August, 2002, by and among The World Insurance Trust (the "Trust"), a business trust organized under the laws of the State of Delaware, First Dominion Capital Corporation, a corporation organized under the laws of the Commonwealth of Virginia (the "Distributor"), CSI Capital Management, Inc. (the "Adviser"), a corporation organized under the laws of the State of California and John Hancock Variable Life Insurance Company (the "Company"), a life insurance company organized under the laws of the Commonwealth of Massachusetts.

      WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and its shares are registered or will be registered under the Securities Act of 1933, as amended (the "1933 Act"); and

      WHEREAS, the Trust was organized to act as a funding vehicle for variable life insurance and/or variable annuity contracts, and shares of beneficial interest of the Trust are divided into several series of shares, each representing the interests in a particular managed pool of securities and other assets (each a "Fund" and collectively, the "Funds"); and

      WHEREAS, the Funds offered by Trust and Distributor to the Company, and each class of Fund shares so offered (the "Shares"), are set forth on Schedule A hereto; and

      WHEREAS, the Distributor is a member firm of the National Association of Securities Dealers, Inc., and is duly registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and any applicable state securities law, and is the Trust's principal underwriter; and

      WHEREAS, the Adviser is duly registered as an investment adviser under the federal Investment Advisers Act of 1940, as amended (the "Advisers Act"), and any applicable state securities law, and is the Trust's investment adviser; and

      WHEREAS, the Company has established one or more separate accounts set forth in Schedule B, as may be amended from time to time (the "Separate Accounts") to offer certain variable life insurance and/or variable annuity contracts (the "Variable Contracts"); and

      WHEREAS, the Separate Accounts are or will be duly organized, validly existing segregated asset accounts of the Company, to set aside and invest assets attributable to the Variable Contracts;

      WHEREAS, the Company has registered or will register the Separate Accounts as unit investment trusts under the 1940 Act (unless an exemption from registration is available) and has registered or will register the Variable Contracts under the 1933 Act (unless an exemption from registration is available);

      WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase Shares of one or more of the Funds specified in Schedule A to fund the Variable Contracts, and the Trust and the Distributor intend to sell such Shares to the Company for its Separate Accounts at net asset value;

      NOW, THEREFORE, in consideration of their mutual promises, the Trust, the Distributor, the Adviser and the Company agree as follows:


              Article I. PURCHASE AND REDEMPTION OF FUND SHARES
                         -------- --- ---------- -- ---- ------

1.1 Purchase of Shares. The Trust and the Distributor agree to sell Shares to the Company that the Company orders on behalf of the Separate Accounts, executing such orders on a daily basis at the net asset value next computed after receipt by the Trust or its designee of the order for the Shares. For purposes of this Section 1.1, the Company shall be the designee of the Trust for receipt of such orders from each Separate Account and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives notice by telephone, facsimile (orally confirmed) or by such other means as the Trust and the Company may mutually agree of such purchase order by 10:00 a.m. Boston time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for regular trading.

1.2 Redemption of Shares. The Trust agrees to redeem, upon the Company's request, any full or fractional Shares held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt by the Trust or its designee of the request for redemption. For purposes of this
Section 1.2, the Company shall be the designee of the Trust for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives notice by telephone, facsimile (orally confirmed) or by such other means as Trust and Company may mutually agree of such request for redemption by 10:00 a.m. Boston time on the next following Business Day.

1.3 Timely Pricing and Orders. The Trust and the Adviser will provide closing net asset value information per share for each Fund specified on Schedule A to the Company at the close of trading on each Business Day. The Trust and the Adviser will use their best efforts to provide this information by 6:00 p.m. Boston time. In the event that the Trust or the Adviser is unable to meet the 6:00 p.m. time stated herein, the Company shall be provided additional time to provide notice of orders for the purchase and redemption of Shares equal to the additional time it takes the Trust and the Adviser to make this information available to the Company. However, if this information is not available for inclusion in the next business cycle and purchase orders/redemptions are not able to be calculated and available for the Company to provide notice within the time specified in sections 1.1 and 1.2 hereof (i.e., 10:00 a.m. Boston time on the next following Business Day), then the Company and its Separate Accounts shall be entitled to an adjustment to the number of Shares purchases or redeemed to reflect the correct share net asset value, and the Trust shall reimburse the Company for reasonable incidental expense related to such unavailability of net asset value(s) per share within the time specified herein. Subject to the foregoing, at the end of each Business Day, the Company shall Use the net asset value information described above to calculate Separate Account unit values for the day. Using these unit values, the Company shall process each such Business Day's Separate Account transactions based on requests and premiums received by it by the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m. Eastern time) to determine the net dollar amount of Fund Shares which shall be purchased or redeemed at that day's closing net asset value per share. The Company will use its best efforts to place notice of net purchase or redemption orders with the Trust by 10:00 a.m. Boston time, on the Business Day next following the Company's receipt of such requests in accordance with the terms of Sections 1.1 and 1.2 hereof and neither the Trust or the Adviser will be liable for a delay in the calculation of the net asset value(s) that results from the failure of the Company to provide by 10:00 a.m. all required information concerning sales and redemptions during the preceding business day.

1.4 Payment for Purchase of Shares. The Company shall pay for Shares purchased at its direction by 4:00 p.m. Boston time on the Business Day it provides notice of an order to purchase such Shares in accordance with section 1.1 hereof. Payment shall be in federal funds transmitted by wire less, with respect to purchase of Shares of a Fund specified in schedule A, a credit for any Shares redeemed from that Fund by Company.

1.5 Payment Upon Redemption of Shares. Under normal circumstances, the Trust shall make payment to the Company by 2:00 p.m. Boston time for Shares redeemed on the Business Day the Company provides notice to redeem Shares in accordance with section 1.2 hereof; provided, however that Trust may delay redemptions uniformly to all holders of shares of that Fund during any time period specified in the Trust's prospectus or statement of additional information. Payment shall be in federal funds transmitted by wire to the Company's bank accounts as designated by Company.

1.6 Dividends and Distributions. The Trust or the Adviser shall furnish notice on or before the ex-dividend or ex-distribution date of this Agreement, of the declaration and amount per share of any income, dividends or capital gain distributions payable on the Shares of any Fund. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on Shares of a Fund in additional Shares of that Fund, and the Trust shall notify the Company or its designee of the number of Shares so issued as payment of such dividends and distributions. The Company reserves the right to change this election in the future.

1.7 No Public Sales. The Trust agrees that all shares of the Funds will be sold only to Company, its affiliates, and other non-affiliated insurance companies which have agreed to participate in the Trust to be held in their respective separate accounts and/or to certain qualified retirement plans, all in accordance with the requirements of Section 8 17(h) of the Internal Revenue Code of 1986, as amended ("Code") and Treasury Regulation 1.817-5. No shares of the Trust will be sold directly to the general public.

  1.8 Suspension, Termination of Sales. The Trust may refuse to sell shares of any Fund to any person, or may suspend or terminate the offering of the Shares of any Fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board of Trustees of the Trust (the "Board"), acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary and in the best interests of shareholders of that Fund.

1.9 Book-Entry. Issuance and transfer of the Shares will be by book entry only. Stock certificates will not be issued to the Company or to the Separate Accounts. Shares ordered from the Trust will be recorded in appropriate book entry titles for Separate Accounts.

1.10 Pricing Errors. In the event of an error in the computation of a Fund's net asset value per share ("NAV") or any dividend or capital gain distribution (each, a "pricing error"), the Adviser or the Trust shall notify the Company as soon as possible after discovery of the error. Such notification may be verbal, but shall be confirmed promptly in writing. A pricing error shall be corrected as follows: (a) if the pricing error results in a difference between the erroneous NAV and the correct NAV of less than $0.01 per share, then no corrective action need be taken; (b) if the pricing error results in a difference between the erroneous NAV and the correct NAV equal to or greater than $0.01 per share, the Trust shall make an adjustment to the number of shares purchased or redeemed by the Company to reflect the current NAV. If an adjustment is necessary to correct a material error that has caused Variable Contract owners to receive less than the amount to which they are entitled, the number of shares of the appropriate Fund(s) attributable to the accounts of the Variable Contract owners will be adjusted and the amount of any underpayments shall be credited by the Trust to the Company for crediting of such amount to the applicable Variable Contract owners accounts. Upon notification by the Trust of any overpayment due to a material error, the Company shall promptly remit to Trust any overpayment that has not been paid to Variable Contract owners; provided, that the Adviser, the Distributor and the Trust each acknowledge that the Company shall not be required to recover overpayments from any Variable Contract owner that, because of a pricing error, may have been overpaid for units of interest redeemed from his/her account, but shall reasonably cooperate with the Trust should it determine to seek such recovery. In furtherance thereof, upon the request of the Trust, the Company shall authorize the Trust to institute and prosecute, at its expense, any action to recover material overpayments from any Variable Contract owner arising from such a pricing error; provided, however, that in any such event, the Trust shall indemnify and hold harmless Company and each of its officers, directors, employees and agents against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses), to which such indemnified parties may become subject under any statute, regulation, at common law or otherwise, to the extent such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from or are related to the pricing error. In no event shall the Company be liable to Variable Contract owners for any such adjustments or underpayment amounts. The provisions of this Section
  1.10 shall survive termination of the Agreement.

                  Article II. REPRESENTATIONS AND WARRANTIES
                              --------------- --- ----------

  2.1 Company Representations and Warranties. The Company represents and
      --------------------------------------
      warrants that:

         (a) it is an insurance company duly organized and in good standing under the laws of Massachusetts and that it has legally and validly established each Separate Account as a segregated asset account under such laws; and

      (b)it has registered or, prior to any issuance or sale of the Variable Contracts, will register each Separate Account as a unit investment trust in accordance with the provisions of the 1940 Act and cause each Separate Account to remain so registered to serve as a segregated asset account for the Variable Contracts, unless an exemption from registration is available; and

    (c) the Variable Contracts will be registered under 1933 Act, unless an exemption from registration is available, prior to any issuance or sale of the Variable Contracts and that the Variable Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws; and

    (d) for purposes other than diversification under section 817 of the Code and "investor control," the Variable Contracts are currently, and at the time of issue shall be, treated as life insurance, endowment or annuity contracts under applicable provisions of the Code, and that the Company will make every effort to maintain such treatment and that it will notify the Trust immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future. In addition, the Company represents that each of its Separate Accounts is a "segregated asset account" and that interests in the Separate Accounts are offered exclusively through the purchase of or transfer into a "variable contract" within the meaning of such terms under Section 817 of the Code and the regulations thereunder. The Company will use every effort to continue to meet such definitional requirements, and it will notify the Trust immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.

2.2 Trust Representations and Warranties. The Trust represents and warrants
    ------------------------------------
that:

      (a) it has appointed Distributor as the principal underwriter of shares of the Funds within the meaning of the federal securities laws;


      (b) Trust shares offered and sold pursuant to this Agreement will be registered under the 1933 Act and sold in accordance with all applicable federal and state laws;


      (c) it shall be registered under the 1940 Act prior to and at the time of any issuance or sale of such shares and, subject to Section 1.9 above, Trust shall amend its registration statement under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares;

      (d) it shall register and qualify its shares for sale in accordance with, and to the extent required by, the laws of the various states;

         (e) each Fund will comply with the diversification requirements set forth in Section 817(h) of the Code, and the rules and regulations thereunder, including without limitation Treasury Regulation 1.817-5, and that in the event a Fund should fail to so qualify or if the Trust shall have a reasonable basis for believing that a Fund might not so comply, the Trust will notify the Company immediately and will immediately take all steps necessary to adequately diversify the Fund to achieve compliance within the grace period provided under such regulations; and

    (f)each Fund is qualified as a Regulated Investment Company under Subchapter M of the Code and will maintain such qualification (under Subchapter M or any successor provision), and that it in the event a Fund should fail to so qualify or the Trust shall have a reasonable basis for believing that a Fund might not so qualify, the Trust will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future and will immediately take all steps necessary to qualify for such treatment for each taxable year; and

    (g)each Fund will comply in all material respects with any applicable state insurance law restrictions; provided, however, that Company provides specific written notification of such restrictions to the Trust or the Adviser, and it will furnish information to the Company about the Trust that is not otherwise available to the Company so long as the Company has advised the Trust that such information is required by state insurance law;

    (h)each of its trustees, officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Trust are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Trust in an amount not less than the minimal coverage required by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company and the Trust agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Company in the event that such coverage no longer applies;

      (i) to the extent that it decides to finance distribution expenses pursuant to Rule 1 2b- 1 under the 1940 Act, the Trust undertakes to have its Board, the majority of whose members are not "interested persons" of the Trust, formulate and approve any plan to finance distribution and, in such event, the Trust shall immediately notify the Company of such plan; and

      (j) it shall comply in all material respects with applicable provisions of the 1940 Act and the regulations thereunder so that any investment advisory, distribution or management fees paid by a Fund are in accordance with the requirements of the 1940 Act.

2.3 Distributor Representations and Warranties. Distributor represents and
    ------------------------------------------
warrants that:

        (a) it is and will remain a member in good standing of the National Association of Securities Dealers, Inc. ("NASD");

      (b) it is registered as a broker-dealer under the 1934 Act and will remain duly registered and licensed under all applicable federal and state securities laws; and

      (c) it serves as principal underwriter of the Trust, and it will distribute Fund shares and perform its obligations hereunder in compliance in all material respects with all applicable state and federal laws and regulations.

2.4 Adviser Representations and Warranties. Adviser represents and warrants
    --------------------------------------
that:

     (a) it is and will remain duly registered under the Advisers Act and under all other applicable federal and state securities laws and that it shall perform its obligations for the Trust in compliance with any applicable state and federal securities laws; and

     (b) it will furnish services to the Trust in a manner that will cause each Fund to comply with the diversification requirements set forth in
         Section 817(h) of the Code, and the rules and regulations thereunder, including without limitation Treasury Regulation 1.817-5, and in the event a Fund should fail to so qualify or if Adviser shall have a reasonable basis for believing that a Fund might not so comply, the Adviser will notify the Company immediately and will immediately seek to take all steps necessary to adequately diversify the Fund to achieve compliance within the grace period provided under such regulations; and

      (c) in providing services to the Trust, it will use best efforts to cause each Fund to be qualified as a Regulated Investment Company under Subchapter M of the Code and will maintain such qualification (under Subchapter M or any successor provision), and in the event a Fund should fail to so qualify or if the Adviser shall have a reasonable basis for believing that a Fund might not so qualify, the Adviser will notify the Company immediately and will immediately take all steps within its power necessary to qualify for such treatment for each taxable year; and

      (d) in providing its services to the Trust, the Adviser will use best efforts to cause each Fund to comply in all material respects with any applicable state insurance law restrictions; provided, however, that the Company provides specific written notification of such restrictions to the Trust or the Adviser, and the Adviser will furnish information to the Company about the Trust not otherwise available to the Company which it has been advised by the Company is required by state insurance law; and

      (e) each of its directors, officers, employees, and other individuals or entities dealing with the money and/or securities of the Trust are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Trust in an amount not less than the minimal coverage required by Rule 1 7g- 1 under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company. The Adviser agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Company in the event that such coverage no longer applies; and

      (f) it shall comply in all material respects with applicable provisions of the 1940 Act and the regulations adopted thereunder so that any investment advisory, distribution or management fees it receives from, or pays on behalf of, the Trust are in accordance with the requirements of the 1940 Act.

            Article III. PROSPECTUS. REPORTS AND PROXY STATEMENTS
                         ----------- ------- --- ----- ----------

3.1 Registration. The Trust shall prepare and be responsible for filing with the SEC and any state regulators requiring such filing all of the Trust's registration statements, shareholder reports, notices, proxy materials (or similar materials such as voting instruction solicitation materials), prospectuses and statements of additional information.

3.2 Trust Prospectus. At least annually, the Trust or its designee shall provide to the Company, free of charge, as many copies of the current prospectus for the shares of the selected Funds as the Company may reasonably request for distribution to existing Variable Contract owners whose Variable Contracts are funded by such shares. The Trust or its designee shall provide the Company, at the Company's expense, with as many more copies of the current prospectus for the selected Funds as the Company may reasonably request for distribution to prospective purchasers of Variable Contracts (including existing Variable Contract owners whose Variable Contracts are not funded by such shares). Except as required by regulation or law, the Trust and the Distributor agree that the prospectus for the selected class of the selected Fund(s) will describe only such class and such Fund(s) and will not offer the shares of any other Fund or any other class or shares that may be organized within the Trust. If requested by the Company in lieu thereof, the Trust or its designee shall provide such documentation (including a "camera ready" final copy of such documentation on diskette at the Trust's expense) and such other assistance as is reasonably necessary in order for the parties hereto once a year (or more frequently if the prospectus for the Shares is supplemented or amended) to have the prospectus for the Variable Contracts, the prospectus for the Trust shares, and the prospectus for any other investment company or fund offered as investments for the Variable Contracts printed together in one document. The Trust and the Distributor agree to cooperate with the Company to provide the documents on a timely basis to meet the Company's reasonable deadline requirements for production. The Trust or the Distributor shall reimburse the Company for additional expenses it reasonably incurs as a direct result of late delivery of Trust's prospectus which is caused by the Trust or the Distributor. The reimbursements provided for under this section 3.2 shall be in addition to any indemnification provided under Article VIII.

3.3 Shareholder Reports. The Trust shall provide the Company with copies of the Trust's reports to shareholders, and other Trust communications to shareholders in such quantity as the Company shall reasonably require for distribution to Variable Contract owners. If requested by the Company in lieu thereof, the Trust or its designee shall provide to the Company reports to shareholders in a camera-ready format. The Trust agrees that the Trust's reports delivered to the Company for dissemination to Variable Contract owners will describe only the Funds and the Shares specified in Schedule A and, except as required by law or regulation, will not refer to other Funds, or other classes of shares of the Trust. The Trust (or the Distributor) shall reimburse the Company for reasonable expense of distribution of reports to existing Variable Contract owners investing in the Funds. The Trust and the Distributor agree to cooperate with the Company to provide the Trust's report to shareholders within 45 calendar days of the end of the reasonably incurs as a direct result of late delivery of the Trust's reports to shareholders caused by the Trust or Distributor. The reimbursements provided for under this Section 3.3 shall be in addition to any indemnification provided under Article VIII.

3.4 Proxy Statements. The Trust shall provide the Company with copies of the Trust's proxy statements and other related Trust communications to shareholders, in such quantity as the Company shall reasonably require for distribution to Variable Contract owners. The Trust or the Distributor shall reimburse the Company for reasonable expenses in connection with a proxy statement, including without limit, the reasonable expense of distribution of the Trust's proxy material to Variable Contract owners and the expense of a proxy tabulator.

3.5 Notification of Filing. The Trust will provide the Company with at least one complete copy of all prospectuses, statements of additional information, annual and semi-annual reports, proxy statements, and all amendments or supplements to any of the above that relate to the Funds promptly after the filing of each such document with the SEC or other regulatory authority. The Company will provide Trust with at least one complete copy of all prospectuses, statements of additional information, annual and semi-annual reports, proxy statements, and all amendments or supplements to any of the above that relate to a selected Fund promptly after the filing of each such document with the SEC or other regulatory authority.

                  Article IV. SALES MATERIAL AND INFORMATION
                              ----- -------- --- -----------

4.1 Definition. For purposes of this Agreement, the phrase "sales literature or other promotional material" or words of similar import include, without limitation, advertisements (such as material published, or designed for use, in a newspaper, magazine or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures or other public media), sales literature (such as any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, or reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, statements of additional information, shareholder reports and proxy materials, and any other material constituting sales literature or advertising under NASD rules, the 1940 Act or the 1933 Act.

4.2 Review by the Trust or the Distributor. The Company will furnish, or will cause to be furnished, to the Trust or the Distributor, each piece of sales literature or other promotional material in which the Trust, the Distributor or any affiliate thereof is named, at least ten (10) Business Days prior to its intended use. No such material shall be used unless the Trust or the Distributor approves such material. Such approval shall be presumed given if notice to the contrary is not received by the Company within fifteen (15) Business Days after receipt by the Trust or Distributor of such material.

4.3 Review by Company. The Trust or the Distributor will furnish, or will cause to be furnished, to the Company, each piece of sales literature or other promotional material in which the Company or its Separate Accounts are named, at least ten (10) Business Days prior to its intended use. No such material shall be used unless the Company approves such material in writing.

4.4 Information about Company, Separate Accounts or Variable Contracts. Except with the permission of the Company, neither the Trust, the Adviser nor the Distributor shall give any information or make any representations on behalf of the Company or concerning the Company or any affiliate thereof, the Separate Accounts, or the Variable Contracts other than the information or representations contained in the registration statement or prospectus for such Variable Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports of the Separate Accounts for distribution to owners of such Variable Contracts, or in sales literature or other promotional material approved by the Company or its designee, provided however that such information or representations are used in a context that does not cause the information, representations or statements contained in the registration statement or prospectus for the Variable Contracts, reports of the Separate Account, or sales literature or other promotional material approved by the Company or its designee to be untrue or omit information contained in such documentation otherwise required to be stated or necessary to make the information, representations, or statements not misleading.

4.5 Information about the Trust, the Adviser or the Distributor. Except with the permission of the Trust, the Adviser or the Distributor, the Company shall not give any information or make any representations on behalf of the Trust, the Adviser or the Distributor or any affiliate thereof other than the information or representations contained in the registration statements or prospectuses for the Trust, as such registration statements and prospectuses may be amended or supplemented from time to time, or in reports to shareholders or proxy statements for the Trust, or in sales literature or other promotional material approved by the Trust, the Adviser or the Distributor or designee thereof, provided however that such information or representations are used in a context that does not cause the information, representations or statements contained in the registration statements or prospectuses for the Trust, reports to shareholders or proxy statements for the Trust, or sales literature or other promotional material approved by the Trust or Distributor or designee thereof to be untrue or omit information contained in such documentation otherwise required to be stated or necessary to make the information, representations, or statements not misleading.

4.6 Use of John Hancock Name. Neither the Trust, the Adviser nor the Distributor shall use any designation comprised in whole or part of the names or marks "John Hancock" or "Hancock" or any logo or other trademark relating to the Company, the Separate Accounts or the Variable Contracts without the prior written consent of the Company. The Company reserves the right to object to the continued use of any sales literature or other material in which any such name or mark is used and no such material shall be used if the Company or its designee so objects. Upon termination of this Agreement for any reason, the Trust, Distributor and Adviser shall all cease use of any such name or mark.

                     ARTICLE V. FEES, COSTS AND EXPENSES

5.1 No Fees Payable Under Agreement. The Trust, Distributor and Adviser shall pay no fee or other compensation to the Company under this Agreement and the Company shall pay no fee or other compensation to the Trust, the Distributor or the Adviser under this Agreement, although the parties hereto will bear certain expenses in accordance with this Agreement.

5.2 Allocation of Expenses. Each party shall, in accordance with the allocation of expenses specified in this Agreement, reimburse other parties for expenses initially paid by one party but allocated to another party. In addition, nothing herein shall prevent the parties hereto from otherwise agreeing to perform and arranging for appropriate compensation for (a) distribution and shareholder-related services under a plan adopted in accordance with Rule 1 2b-1 under the 1940 Act and (b) other services that are not primarily intended to result in the sale of shares of the Funds, which are provided to Variable Contract owners relating to the Funds.

5.3 Trust Expenses for Registration and Qualification. Except as otherwise set forth in this Agreement, all expenses incident to performance by the Trust of this Agreement will be paid by the Trust or the Distributor to the extent permitted by law. All shares of the Funds specified on Schedule A will be duly authorized for issuance and registered in accordance with applicable federal law and, to the extent deemed advisable by the Trust, in accordance with applicable state law, prior to sale. The Trust will bear the expenses for the cost of registration and qualification of the Shares, including without limitation, the preparation of and filing with the SEC of Forms N-1A and Rule 24f-2 Notices on behalf of the Trust and payment of all applicable registration or filing fees (if applicable) with respect to shares of the Trust; preparation and filing of the Trust's prospectus, SAI and registration statement, proxy materials and reports; typesetting the Trust's prospectus; typesetting and printing proxy materials and reports to Variable Contract owners (including the costs of printing a Trust prospectus that constitutes an annual report); the preparation of all statements and notices required by any federal or state law; all taxes on the issuance or transfer of shares of the Funds; any expenses permitted to be paid or assumed by the Trust with respect to the Funds pursuant to a plan, if any, under Rule 1 2b- 1 under the 1940 Act; and other costs associated with preparation of prospectuses and SAIs regarding the Funds in electronic or typeset format for distribution to existing Variable Contract owners determined in accordance with Section 3.2 hereof

5.4 Company Expenses for Registration and Qualification. Except as otherwise provided in Sections 1.3, 1.10, 3.2, 3.3, 3.4, 5.5, 8.3, 8.4, 8.5 and 9.4, the
Company shall bear all expenses associated with the registration, qualification, and filing of the Variable Contracts under applicable federal securities and state insurance laws; the cost of preparing, printing, and distributing the Variable Contracts' prospectus and SAI; the cost of printing the Trust's prospectus for use in connection with offering the Variable Contracts; and the cost of printing and distributing such annual individual account statements for Variable Contract owners as are required by state insurance laws.

5.5 Reimbursement for Substitution Notwithstanding anything herein to the Contrary, the Trust, the Distributor or the Adviser shall reimburse the Company for the costs associated with substituting the securities of a registered investment company for the shares of any Fund that has discontinued or intends to discontinue the offering of its shares to Variable Contract owners, or that implements, or intends to implement, a fundamental change in investment objective or policy or other change requiring shareholder approval, or with respect to which the Company determines to terminate the Agreement pursuant to
Section 9.2(b)-(d) or (g) hereof The costs of such substitution shall include, without limitation, reasonable legal fees for obtaining any required SEC order approving such substitution, and expenses for printing and distributing any prospectus supplement or other disclosure of the substitution or elimination of the affected Fund as an investment vehicle under the Contracts.

                         Article VI. POTENTIAL CONFLICTS

6.1 Application for Mixed and Shared Funding Exemptive Order. The parties acknowledge that the Trust will file an application with the SEC, at its expense, requesting an order granting relief from various provisions of the 1940 Act and the rules adopted thereunder to the extent necessary to permit Trust shares to be sold to and held by variable annuity and variable life insurance separate accounts of other insurance companies that are unaffiliated with the Company (the "Participating Companies") and qualified pension and retirement plans outside the separate account context (the "Qualified Plans"). It is anticipated that such exemptive order (the "Mixed and Shared Funding Exemptive Order"), when and if issued, shall require Trust, the Company and each Participating Company and Qualified Plan to comply with conditions and undertakings substantially as provided in this Article. If the Mixed and Shared Funding Exemptive Order imposes conditions materially different from those provided for in this Article, the conditions and undertakings imposed by the Mixed and Shared Funding Exemptive Order shall govern this Agreement and the parties hereto agree to amend this Agreement consistent with the Mixed and Shared Funding Exemptive Order to the extent reasonably practicable.

6.2 Determination by Board. The Trust's Board will monitor the Trust for the existence of any material irreconcilable conflict between and among the interests of the Variable Contract owners and the owners of variable contacts of all Participating Companies and of Qualified Plan Participants and Qualified Plans investing in the Trust, and determine what action, if any, should be taken in response to such conflicts. An irreconcilable material conflict may arise for a variety of reasons, which may include: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling or any similar action by insurance, tax or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of the Trust are being managed; (e) a difference in voting instructions given by variable annuity and variable life insurance contract owners; (f) a decision by the Company or a Participating Insurance Company to disregard the voting instructions of Variable Contract owners and (g) if applicable, a decision by a Qualified Plan to disregard the voting instructions of plan participants. The Board's determination of the existence of an irreconcilable material conflict and its implications shall be made known promptly and in writing to the Company.

6.3 Assistance of the Company. The Company will be responsible for assisting the Board in carrying out its duties and responsibilities under the Mixed and Shared Trusting Exemptive Order by Providing the Board with all information reasonably necessary for the Board to consider any issues raised. The responsibility includes but is not limited to, an obligation by the Company to inform the Board whenever it has determined to disregard Variable Contract owner voting instructions. No less than annually, the Company shall submit to the Board such reports, materials or data as the Board may reasonably request so that the Board may fully carry out its obligations. Such reports, materials, and data shall be submitted more frequently if deemed appropriate by the Board.

6.4 Remedial Action. If a majority of the Board, or a majority of its disinterested Board members, determines that a material irreconcilable conflict exists with regard to contract owner investments in the Trust, the Board shall give prompt notice of the conflict and the implications thereof to the Company and all Participating Companies and Qualified Plans. If the Board determines that Company is a relevant Participating Company or Qualified Plan with respect to said conflict, the Company shall at its sole cost and expense, and to the extent reasonably practicable (as determined by a majority of the disinterested Board members), take such action as is necessary to remedy or eliminate the irreconcilable material conflict. Such necessary action may include but shall not be limited to:

      (a) withdrawing the assets allocable to some or all of the Separate Accounts from the Trust or any Fund thereof and reinvesting those assets in a different investment medium, which may include another Fund of the Trust, or another investment company;

      (b) submitting the question as to whether such segregation should be implemented to a vote of all affected Variable Contract owners and as appropriate, segregating the assets of any appropriate group (i.e. variable annuity or variable life insurance contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected Variable Contract owners the option of making such a change; and

      (c) establishing a new registered management investment company (or series thereof) or managed separate account. If a material irreconcilable conflict arises because of the Company's decision to disregard Variable Contract owner voting instructions, and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the election of the Trust to withdraw the Separate Account's investment in the Trust, and no charge or penalty will be imposed as a result of such withdrawal. The responsibility to take such remedial action shall be carried out with a view only to the interests of the Variable Contract owners.

6.5 Disregard of Voting Instructions. If a material irreconcilable conflict arises because of a decision by the Company to disregard Variable Contract owner voting instructions, and such disregard of voting instructions could conflict with the majority of variable contract owner voting instructions, and the Company's judgment represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw the investment of the affected sub-account(s) of the Separate Account(s) in the Fund and terminate this Agreement with respect to such sub-account(s) provided, however, that such withdrawal and termination will be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board of the Trust. No charge or penalty will be imposed as a result of such withdrawal Any such withdrawal and termination must take place within six (6) months after the Trust gives written notice to the Company that this provision is being implemented. Until the end of such six-month period, the Distributor and the Adviser will, to the extent permitted by law and the Mixed and Shared Funding Order, continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Trust.

6.6 State Insurance Regulatory Decision. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the decisions of the majority of other state insurance regulators, then the Company will withdraw the investment of the affected sub-account(s) of the Separate Account(s) in the Fund and terminate this Agreement with respect to such sub-account(s); provided, however, that such withdrawal and termination will be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. The Trust agrees that it shall seek to assure that no charge or penalty will be imposed as a result of such withdrawal. Any such withdrawal and termination must take place within six (6) months after the Trust gives written notice to the Company that this provision is being implemented. Until the end of such six-month period the Trust will, to the extent permitted by law and the Mixed and Shared Funding Order, continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Funds.

6.7 Resolution of Material Conflict. For purposes of Section 6.4 through 6.6 of this Agreement, a majority of the disinterested members of the Board will determine whether any proposed action adequately remedies any material irreconcilable conflict, but in no event will the Trust be required to establish a new funding medium for the Variable Contracts. The Company will not be required by Section 6.4 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Variable Contract owners affected by the material irreconcilable conflict. In the event that the Board determines that any proposed action does not adequately remedy any material irreconcilable conflict, then the Company will withdraw the investment of the affected sub-account(s) of the Separate Account(s) in the affected Fund and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination; provided, however, that such withdrawal and termination will be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested members of the Board of the Trust.

                               Article VII. VOTING

7.1 Pass-Through Voting. The Company will provide pass-through voting privileges to all Variable Contract owners so long as the SEC continues to interpret the 1940 Act as requiring pass-through voting privileges for Variable Contract owners. Accordingly, the Company, where applicable, will vote shares of the Funds held in its Separate Accounts in a manner consistent with voting instructions timely received from its Variable Contract owners. The Company will be responsible for assuring that each of its Separate Accounts that participates in a Fund calculates voting privileges in a manner consistent with other Participating Insurance Companies; provided the Trust, the Distributor or the Adviser provides timely notice to the Company of the manner of calculation of such other Participating Insurance Companies. The Company will vote shares for which it has not received timely voting instructions, as well as Shares it owns, in the same proportion as its votes those Shares for which it has received voting instructions. The Company shall not oppose or interfere with the solicitation of proxies for Trust shares held for such Variable Contract owners.

7.2 Compliance with Rules 6e-2 and Rule 6e-3(T). If and to the extent Rule 6e-2 and Rule 6e- 3(T) are amended, or if Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules thereunder with respect to mixed and shared funding on terms and conditions materially different from any exemptions granted in any Mixed and Shared Funding Exemptive Order obtained by the Trust, then Trust, and/or the Company, as appropriate and as reasonably practicable, shall take such steps as may be necessary to comply with Rule 6e-2 and Rule 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such Rules are applicable.

                          Article VIII. INDEMNIFICATION

8.1 Indemnified Parties.

      (a) For purposes of Sections 8.2, 8.7 and 8.8, the term "Indemnified Parties" shall mean the Trust, the Adviser and the Distributor, and each of their trustees, directors, members, principals, officers, partners, employees and agents and each person, if any, who controls the Trust, the Adviser or the Distributor within the meaning of Section 15 of the 1933 Act.

      (b) For purposes of Sections 8.3 through 8.5, 8.7 and 8.8, the term "Indemnified Parties" shall mean the Company and each of its directors, members, principals, officers, partners, employees and agents and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act.

8.2 Indemnification by the Company.

      (a) Subject to Section 8.6 below, the Company agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust's shares or the Variable Contracts and:

           (i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or sales literature for the Variable Contracts or contained in the Variable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any of the Indemnified Parties if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of any of the Indemnified Parties for use in the registration statement or prospectus for the Variable Contracts or in the Variable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature of the Trust not supplied by the Company, or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

           (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Company; or

           (iv) arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

           (v) arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company.

      (b) The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement.


8.3 Indemnification by the Trust.

      (a) Subject to Section 8.6 below, the Trust agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Trust's shares or the Variable Contracts and:

           (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement, prospectus or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust, the Adviser or the Distributor by the Company for use in the registration statement or prospectus for the Trust (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Variable Contracts not supplied by the Trust, the Adviser or the Distributor or persons under their control) or wrongful conduct of the Trust, the Adviser or the Distributor or persons under their control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

           (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement or prospectus covering the Variable Contracts, or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company for inclusion therein by or on behalf of the Trust, the Adviser or the Distributor; or

           (iv) arise as a result of a failure by the Trust, the Adviser or the Distributor to provide the services and furnish the materials under the terms of this Agreement; or

           (v) arise out of or result from any material breach of any representation and/or warranty made by the Trust, the Adviser or the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust.

      (b) The Trust shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.


8.4 Indemnification by the Adviser.

(a) Subject to Section 8.6 below, the Adviser agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Trust's shares or the Variable Contracts and:

      (i) arise out of or are based upon any untrue statement or alleged untrue statement made by the Adviser of any material fact contained in the registration statement, prospectus or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission by the Adviser to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust, the Adviser or the Distributor by the Company for use in the registration statement or prospectus for the Trust (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

      (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Variable Contracts not supplied by the Adviser or persons under its control) or wrongful conduct of the Adviser or persons under its control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

      (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement or prospectus covering the Variable Contracts, or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company for inclusion therein by or on behalf of the Adviser; or

      (iv) arise as a result of a failure by the Adviser to provide the services and furnish the materials under the terms of this Agreement; or

      (v) arise out of or result from any material breach of any representation and/or warranty made by the Adviser in this Agreement or arise out of or result from any other material breach of this Agreement by the the Adviser.

(b) The Adviser shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

8.5 Indemnification by the Distributor.
    ----------------------------------

      (a) Subject to Section 8.6 below, the Distributor agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Trust's shares or the Variable Contracts and:

           (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributor by or on behalf of the Company for use in the registration statement or prospectus for the Trust (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Variable Contracts not supplied by the Distributor, the Adviser or persons under their control) or wrongful conduct of the Distributor, the Adviser or persons under their control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

           (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement or prospectus covering the Variable Contracts, or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company for inclusion therein by or on behalf of the Trust, the Adviser or the Distributor; or

           (iv) arise as a result of a failure by the Trust, the Adviser or the Distributor to provide the services and furnish the materials under the terms of this Agreement; or

           (v) arise out of or result from any material breach of any representation and/or warranty made by the Trust or the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust or the Distributor.

      (b) The Distributor shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

8.6 Indemnification for Errors. In the event of any error or delay with respect to information regarding the pricing, purchase, redemption, transfer or registration of shares of the Trust, the parties agree that each is obligated to make the Separate Accounts and/or the Trust, respectively, whole for any error or delay that it causes, subject in each case to the related Fund's policies on materiality of pricing errors, if applicable. In addition, each party agrees that no party will receive compensation from the other for the costs of any reprocessing necessary as a result of an error or delay. Each party agrees to provide the other with prompt notice of any errors or delays of the type referred to in this Section in a mutually agreeable form and which shall be confirmed in writing.

If an adjustment is necessary to correct a material error which has caused Variable Contract owners to receive less than the amount to which they are entitled, the number of shares of the appropriate Fund(s) attributable to the accounts of the Variable Contract owners will be adjusted and the amount of any underpayments shall be credited by the Trust to the Company for crediting of such amounts to the applicable Variable Contract owners' accounts. Upon notification by the Trust or its designee of any overpayment due to a material error, the Company shall promptly remit to the Trust any overpayment that has not been paid to Variable Contract owners. If any such overpayment has been paid to Variable Contract owners, upon request by Trust or its designee, the Company shall provide reasonable assistance to recover overpayments from Variable Contract owners or make other adjustments of applicable Shares in the applicable Variable Contract owners' accounts in lieu thereof If because of a pricing error Variable Contract owners underpaid for units of interest credited to his/her account, upon request by Trust, the Company shall provide reasonable assistance to recover any such underpayments or make or other adjustment of applicable shares in the applicable Variable Contract owners~ accounts in lieu thereof

8.7 Notification of Claim. A party shall not be liable under this Article with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified such indemnifying party, in writing, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify such indemnifying party of any such claim shall not relieve the Distributor from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision.

 8.8 Participation in, and Assumption of, Defense of a Claim. In case any action is brought against the Indemnified Parties and a party is notified thereof in accordance with section 8.7, that party shall be entitled (a) to participate at its own expense in the defense thereof and (b) to elect to assume the defense thereof with counsel satisfactory to the party named in the action; provided, however, that in the event an Indemnified Party receives notice to assume defense of the same or related claim from any two or more of the Trust, Adviser and Distributor, the Indemnified Party, in its sole discretion, shall determine which election to accept. After an election is made to assume the defense of an action, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the party assuming the defense will not be liable to such Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                          Article IX. TERM; TERMINATION

9.1 Term of Agreement. This Agreement shall be effective as of the date hereof and shall continue in force until terminated in accordance with the provisions herein.

9.2 Termination of Agreement. This Agreement shall terminate as to one, some, or all of the Funds in accordance with the following provisions:

      (a) at the option of any party as to any Fund, upon ninety (90) days' advance written notice to the other parties; or

      (b) at the option of the Company as to any Fund, upon written notice to the other parties, to the extent that the Shares of that Fund are not reasonably available to meet the requirements of the Variable Contracts or are not appropriate funding vehicles for the Variable Contracts, as determined by the Company. Without limiting the generality of the foregoing, Shares of a Fund are "not appropriate funding vehicles for the Variable Contracts" in instances where, for example: (i) Fund shares for any class are offered at public sale; (ii) the Fund ceases to qualify as a regulated investment company under Subchapter M of the Code (or any successor or similar provision); (iii) the Fund has failed to comply with the diversification requirements of Section 8 17(h) of the Code (or any successor or similar provision), (iv) the Company reasonably believes that the Fund will cease to qualify as a regulated investment company under Subchapter M of the Code (or any successor or similar provision) or (v) the Company reasonably believes that the Fund will fail to comply with the diversification requirements of Section 817(h) of the Code (or any successor or similar provision); or

      (c) at the option of the Company, upon written notice to the other parties, in the event formal proceedings are instituted against Trust, Distributor or Adviser by the SEC, the NASD, or any other regulatory body, regarding the Trust's, Distributor's or Adviser's obligations and duties hereunder or related to the sales of the Shares and, in the reasonable opinion of Company, such proceedings are deemed unlikely to be resolved within 90 days to Company's satisfaction; or

      (d) at the option of Company, upon written notice to the other parties, if the Company shall determine, in its sole judgment exercised in good faith, that the Trust, the Distributor or the Adviser has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

      (e) at the option of the Trust, Distributor or Adviser, upon written notice to the Company, in the event formal proceedings are instituted against the Company by the SEC, the NASD, or any other regulatory body, regarding the Company's obligations and duties hereunder; or

      (f) at the option of the Trust, the Distributor or the Adviser, upon written notice to the Company, if they shall determine, in their judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

      (g) at the option of the Company, upon the Trust's, the Distributor's or the Adviser's material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Company within ten
        (10) days after written notice of such breach is delivered to the Trust, the Distributor or the Adviser, as the case may be; or

      (h) at the option of the Trust, upon the Company's material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Trust within ten (10) days after written notice of such breach is delivered to the Company; or

      (i) upon assignment of this Agreement, unless made with consent of the parties hereto; or

      (j) as provided in Article VI hereof.

9.3 Availability of Shares Following Termination. Notwithstanding any termination of this Agreement pursuant to Section 9.2 hereof, the Trust at the option of the Company will continue to make available additional Trust Shares, pursuant to the terms and conditions of this Agreement, for all Variable Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, the owners of the Existing Contracts or the Company, whichever shall have legal authority to do so, shall be permitted to reallocate investments in the Trust, redeem investments in the Trust and/or invest in the Trust upon the payment of additional purchase payments or reallocation of Variable Contract investments under the Existing Contracts.

9.4 Substitution of Shares Following Termination. Notwithstanding anything herein to the contrary, the Trust, the Adviser, or the Distributor shall reimburse the Company for the costs associated with substituting the securities of a registered investment company for the Shares of any Fund where due to the acts of the Trust, the Distributor or the Adviser: (a) the Fund either offers its Shares at public sale, ceases to qualify as a regulated investment company under Subchapter M of the Code (or any successor or similar provision), or fails to comply with the diversification requirements of Section 817(h) of the Code (or any successor or similar provision), and as a result the Fund no longer qualifies to serve as a Trusting vehicle for the Variable Contracts, or (b) there is a material change in a fundamental investment objective of the Fund requiring shareholder approval which results in the reclassification of the investment style of the Fund by a nationally recognized mutual fund ranking organization, and the Company furnishes the Trust or the Distributor with written notice of its objection to such change prior to shareholder approval of such change. The costs of such substitution shall include, without limitation, reasonable legal fees for obtaining any required SEC order approving such substitution, and expenses for printing and distributing any prospectus supplement or other disclosure of the substitution or elimination of the Fund as an investment vehicle under the Variable Contracts. The parties agree that any reimbursements for costs under this Section 9.4 shall be limited to necessary and reasonable expenses.

9.5 Survival of Provisions. The provisions of Articles VI and VIII and Section
11.1 shall survive any termination of this Agreement, and all relevant provisions of the Agreement shall continue to apply to the sale and redemption of Shares after termination with respect to Existing Contracts.


                               Article X. NOTICES

Any notice hereunder shall be given by registered or certified mail return receipt requested to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to Trust:    The World Insurance Trust
                1500 Forest Avenue
                Richmond, Virginia 23226

      Copy to:  Steven M. Felsenstein, Esq.
                Greenberg Traurig, LLP
                2700 Two Commerce Square
                Philadelphia, Pennsylvania 19103

If to Adviser:  CSI Capital Management, Inc.
                445 Bush Street
                San Francisco, California 94108

If to Distributor:   First Dominion Capital Corp.
                1500 Forest Avenue
                Richmond, Virginia 23226

      Copy to:  Steven M. Felsenstein, Esq.
                Greenberg Traurig, LLP
                2700 Two Commerce Square
                Philadelphia, Pennsylvania 19103

If to Company:  John Hancock Variable Life Insurance Company
                John Hancock Place
                P.O. Box 111 Boston, MA 02117

                Attention: Ronald J. Bocage Vice President and Counsel

      Notice shall be deemed given on the date of receipt by the addressee as evidenced by the return receipt.

                            Article XI. MISCELLANEOUS

11.1 Privacy. Each party hereto acknowledges that, by reason of its performance under this Agreement, it shall have access to, and shall receive from the other party (and its affiliates, partners and employees), the confidential information of the other party (and its affiliates, partners and employees), including but not limited to the "nonpublic personal information" of their consumers within the meaning of SEC Regulation S-P (collectively, "Confidential Information"), it being understood that Confidential Information of the Company includes the names and addresses of all of the Variable Contract owners. Each party shall hold all such Confidential Information in the strictest confidence and shall use such Confidential Information solely in connection with its performance under this Agreement and for the business purposes set forth in this Agreement. Under no circumstances may a party cause any Confidential Information of the other party to be disclosed to any third party or reused or redistributed without the other party's prior written consent

11.2 Compliance. The Trust, the Distributor and the Adviser agree to maintain a commitment to compliance as demonstrated by such factors as, without limit, a Code of Ethics policy and procedures, monitoring procedures for compliance with applicable tax requirements (e.g., Section 817(h) of the Internal Revenue Code), restrictions in the Prospectus or Statement of Additional Information, other legal requirements (e.g., 1940 Act), and internal compliance policies and procedures, and to provide the Company or its designee periodic compliance reports as may be reasonably requested by the Company or its designee to keep them reasonably apprised of the Trust's compliance activities.

11.3 Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

11.4 Captions. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect. 11.5 Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

11. 6 Governing Law. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the Commonwealth of Massachusetts. It shall also be subject to the provisions of the federal securities laws and the rules and regulations thereunder and to any orders of the SEC granting exemptive relief therefrom and the conditions of such orders.

11.7 Liability. This Agreement has been executed on behalf of the Trust by the undersigned officer of the Trust in his or her capacity as an officer of the Trust. The obligations of the Trust under this Agreement shall be binding upon the assets and property of the Trust and each respective Fund thereof only and shall not be binding on any member of the Board of the Trust or officer or shareholder of the Trust individually. In addition, notwithstanding any other provision of this Agreement, no Fund shall be liable for any loss, expense, fee, charge or liability of any kind relating to or arising from the actions or omissions of any other Fund or from the application of this Agreement to any other Fund. It is also understood that each of the Funds shall be deemed to be entering into a separate Agreement with the Company so that it is as if each of the Funds had signed a separate Agreement with the Company and that a single document is being signed simply to facilitate the execution and administration of the Agreement.

11.8 Inquiries and Investigations. Each party shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, the NASD and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

11.9 Entire Agreement. This Agreement constitutes the entire agreement and understanding between the parties hereto and supersedes all prior agreement and understandings relating to the subject matter hereof.

11.10 Amendment, Waiver and Other Matters. Neither this Agreement, nor any provision hereof, may be amended, waived, modified or terminated in any manner except by a written instrument properly authorized and executed by all parties hereto. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

                                   SIGNATURES

      IN WITNESS WHEREOF, the parties have caused their duly authorized officers to execute this Fund Participation Agreement as of the date and year first above written.

Trust:                     The World Insurance Trust


                           By: /s/ John Pasco, III
                           Name:John Pasco, III
                           Title: Chairman

Adviser:                   CSI Capital Management, Inc.


                           By: /s/ Leland H. Faust
                           Name: Leland H. Faust
                           Title: President

Distributor:               First Dominion Capital Corp.


                           By: /s/ John Pasco, III
                           Name:John Pasco, III
                           Title: President

             Company: John Hancock Variable Life Insurance Company


                           By: /s/ Michele G. Van Leer
                           Name: Michele G. Van Leer
                           Title: President

                             PARTICIPATION AGREEMENT

                                   SCHEDULE A

                             Funds and Share Classes


      in accordance with the provisions of the Participation Agreement, the following Funds and share classes of the Trust are available for purchase by the Company on behalf of the Separate Accounts shown on Schedule B:





Name of Fund                       Class(es)

CSI Equity Portfolio               Initial

                             PARTICIPATION AGREEMENT

                                   SCHEDULE B

                                Separate Accounts


In accordance with the provisions of the Participation Agreement, the following Separate Accounts of the Company are permitted to invest in the Fund(s) and class(es) of shares of the Trust shown in Schedule A.



For John Hancock Variable Life Insurance Company:

NAME OF SEPARATE ACCOUNTS:   John Hancock Variable Life Account S
                             John Hancock Variable Life Account U


























                                       B-i
  Date: _______________

                                                               EXHIBIT  23(h)(6)

                          EXPENSE LIMITATION AGREEMENT

                            THE WORLD INSURANCE TRUST
                              CSI Equity Portfolio



      This EXPENSE LIMITATION AGREEMENT, effective as of 9/1/02, is by and between CSI Capital Management, Inc. ("CSI") and The World Insurance Trust (the "Trust"), on behalf of the CSI Equity Portfolio (the "Portfolio"), and is further supplemented by a commitment made by Commonwealth Shareholder Services, Inc. ("CSS"). CSI and CSS may be collectively referred to herein as the "Service Providers."

      WHEREAS, the Trust is a business trust organized under the Delaware Business Trust Act, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company of a series type, one of which series is the Portfolio; and

      WHEREAS, the Trust and the Service Providers have entered into various servicing agreements pursuant to which the Service Providers provide investment advisory and administrative services to the Fund for compensation based on the value of the average daily net assets of the Portfolio; and

      WHEREAS, the Trust and the Service Providers have determined that it is appropriate and in the best interests of the Portfolio and its shareholders to maintain the expenses of the Portfolio at a level below the level to which it might otherwise be subject;

      NOW, THEREFORE, the parties to this Agreement acknowledge and agree to the following:

1. Expense Limitation.

      1.1 Operating Expense Limit. The total annual operating expenses in any year with respect to the Portfolio shall not exceed 1.25% of the Portfolio's average daily net assets (the "Operating Expense Limit").

      1.2 Applicable Expense Limit. (a) To the extent that the aggregate expenses incurred by the Portfolio in any fiscal year (referred to herein as the "Portfolio Operating Expenses") exceed the Operating Expense Limit, the excess amount ("Excess Amount") will be the liability of the Service Providers. Portfolio Operating Expenses may include, but are not limited to:

           (i) investment advisory fees of CSI.

           (b) CSI hereby ratifies and confirms its obligation to bear the Excess Amount of Portfolio Operating Expenses. The Trust hereby agrees that CSI may, in furtherance of its obligation to bear such Excess Amounts, waive the payment by the Portfolio of investment advisory fees identified in clause (i) of Section 1.2(a).

           (c) In the event that the waiver of the fees described in clause (i) of Section 1.2(a) are not sufficient to keep the expense ratio of the Portfolio below the Operating Expense Limit, then CSI and CSS agree that they will advance monies to the Portfolio in proportionate amounts by paying certain "other operating expenses" of the Portfolio so that the expense ratio of the Portfolio does not exceed the Operating Expense Limit. The Trust agrees that CSI may fulfill its obligation under this Section 1.2(c) by causing CSS to make such advances.

           (d) "Other operating expenses" of the Portfolio include fees in connection with legal, auditing, bookkeeping and record keeping services, transfer and dividend disbursing agent fees, custodian fees and fees and other costs of registration of the Portfolio's shares for sale under various state and federal securities laws. The term "other operating expenses" does not include any amount paid by the Portfolio for interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, or other extraordinary expenses not incurred in the ordinary course of business.

      1.3 Method of Computation. To determine CSI's liability with respect to the Excess Amount, each month the Portfolio Operating Expenses will be annualized as of the last day of the month. If the annualized Portfolio Operating Expenses exceed the Operating Expense Limit for the month, CSI will waive the fees due to them as described above in clause (i) of Section 1.2(a), and CSI and CSS will remit to the Portfolio a proportionate amount sufficient to reduce the annualized Operating Expense Limit of the Portfolio as described above in
           Section 1.2(c).

      1.4 Year-End Adjustment. If necessary, on or before the last day of the first month of each fiscal year, an annual proportionate adjustment payment will be made by the appropriate party in order that the amount of the fees waived, reduced or paid by CSI or CSS to the Portfolio with respect to adjustments made to the Portfolio Operating Expenses for the previous fiscal year, shall equal the Excess Amount.

2. Reimbursement of Fee Waivers and Expense Reimbursements.

      2.1 Reimbursement. (a) If during any quarter the estimated aggregate Portfolio Operating Expenses for the quarter are less than the Operating Expense Limit for that quarter, the Service Providers will each be entitled to reimbursement of fees waived or expenses reimbursed to the Portfolio.

            (i) CSS shall be entitled to a reimbursement of any fees paid to the Portfolio; and

           (ii) CSI shall be entitled to a reimbursement of any advisory fees waived and any fees paid to the Portfolio.

           (b) The total amount of reimbursement recoverable by each of CSI and/or CSS (the "Reimbursement Amount") is the sum of all fees previously waived or remitted by such parties during any of the previous three (3) years after the date of this Agreement, less any reimbursement previously paid by the Portfolio to CSI and/or CSS with respect to any waivers, reductions, and payments made with respect to the Portfolio. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Fees waived and expenses reimbursed would be treated on a "first-in, first-out" basis.

      2.2 Board Approval. No Reimbursement Amount will be paid to any of the Service Providers in any fiscal quarter unless the Trust's Board of Trustees has determined that a reimbursement is in the best interest of the Portfolio and its shareholders. The Trust's Board of Trustees will determine quarterly in advance whether any Reimbursement Amount may be paid to a Service Provider during the quarter.

3. Term and Termination of Agreement.

      This contractual arrangement will continue until one year after the date on which the Trust first receives investments from insurance company separate accounts, unless changed with the consent of the Trustees of the Trust. It will then continue on a year-to-year basis thereafter provided that each continuance is specifically approved by a majority of the Trustees of the Trust who (i) are not "interested persons" of the Trust or any other party to this Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of this Agreement (the "Independent Trustees"). Nevertheless, this Agreement may be terminated by any party to the Agreement, without payment of any penalty, upon ninety (90) days' prior written notice to the other party at its principal place of business. Action to terminate the Agreement must be authorized by resolution of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Portfolio.

4. Miscellaneous.

      4.1 Captions. The captions in this Agreement are included for convenience of reference only and do not define or delineate any of the provisions of the Agreement, or otherwise affect their construction or effect.

      4.2 Interpretation. Nothing in this Agreement requires the Trust or the Portfolio to take any action contrary to the Trust's Certificate of Trust, Declaration of Trust, By-laws, or any applicable statutory or regulatory requirement to which the Trust or Portfolio are subject, nor does this Agreement relieve or deprive the Trust's Board of Trustees of its responsibility for and control of the conduct of the affairs of the Trust or the Portfolio.

      4.3 Definitions. Any questions of interpretation of any term or provision of this Agreement has the same meaning and is to be resolved by reference to the 1940 Act and the various service agreements between the parties.

      IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective duly authorized officers, and have caused their respective corporate seals to be affixed to this Agreement as of the day and year first above written.

                               THE WORLD INSURANCE TRUST


                               /s/ John Pasco, III
                               ------------------------------------------
                               Name:  John Pasco, III
                               Title: Chairman



                               CSI CAPITAL MANAGEMENT


                               /s/ Leland H. Faust
                               ----------------------------------------
                               Name:  Leland H. Faust
                               Title: Chairman


                               COMMONWEALTH SHAREHOLDER
                                    SERVICES, INC.


                               /s/ John Pasco, III
                               -----------------------------------------
                               Name:      John Pasco, III
                               Title: Chairman

                                                                EXHIBIT 23(j)(1)







                               CONSENT OF COUNSEL

      We hereby consent to the use and incorporation by reference in Post-Effective Amendment No. 5 of our firm's opinion and consent of counsel which was filed as Exhibit 23(i)(1) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, of The World Insurance Trust.





                                    GREENBERG TRAURIG, LLP



                                    /s/ Steven M. Felsenstein
                                    Steven M. Felsenstein, a Shareholder


Philadelphia, Pennsylvania
April 25, 2005

                                                                EXHIBIT 23(j)(2)






           CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




We consent to the references to our firm in the Post-Effective Amendment to the Registration Statement on Form N-1A of The World Insurance Trust and to the use of our report dated February 11, 2005 on the financial statements and financial highlights of CSI Equity Portfolio, a series of World Insurance Trust. Such financial statements and financial highlights appear in the December 31, 2004 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information.




                                    TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
April 22, 2005